UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09093
E*TRADE Funds
(Exact name of registrant as specified in charter)
4500 Bohannon Drive
Menlo Park, CA 94025
(Address of principal executive offices) (Zip code)
Elizabeth Gottfried
4500 Bohannon Drive
Menlo Park, CA 94025
(Name and address of agent for service)
Registrant’s telephone number, including area code: 650-331-6000
Date of fiscal year end: December 31, 2008
Date of reporting period: September 30, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
E*TRADE S&P 500 Index Fund
SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

	SHARES	VALUE

COMMON STOCKS — 97.9%
AEROSPACE & DEFENSE — 2.5%
Boeing Co. (The)	21,850	$1,253,097
General Dynamics Corp.	11,726	863,268
Goodrich Corp.	3,584	149,094
Honeywell International, Inc.	21,974	913,020
L-3 Communications Holdings, Inc.	3,584	352,379
Lockheed Martin Corp.	9,827	1,077,727
Northrop Grumman Corp.	9,963	603,160
Raytheon Co.	12,306	658,494
Rockwell Collins, Inc.	4,607	221,551
United Technologies Corp.	28,466	1,709,668

		7,801,458
AIR FREIGHT & LOGISTICS — 1.0%
CH Robinson Worldwide, Inc.	5,018	255,717
Expeditors International of Washington, Inc.	6,289	219,109
FedEx Corp.	9,185	725,982
Ryder System, Inc.	1,647	102,114
United Parcel Service, Inc., Class B	29,759	1,871,544

		3,174,466
AIRLINE — 0.1%
Southwest Airlines Co.	21,664	314,345

AUTO COMPONENTS — 0.2%
Goodyear Tire & Rubber Co. (The) (a)	6,905	105,716
Johnson Controls, Inc.	17,527	531,594

		637,310
AUTOMOBILES — 0.3%
Ford Motor Co. (a) (b)	66,751	347,105
General Motors Corp. (b)	16,712	157,928
Harley-Davidson, Inc.	6,946	259,086

		764,119
BEVERAGES — 2.8%
Anheuser-Busch Cos., Inc.	21,224	1,377,013
Brown-Forman Corp., Class B	2,275	163,368
Coca-Cola Co. (The)	58,678	3,102,893
Coca-Cola Enterprises, Inc.	9,196	154,217
Constellation Brands, Inc., Class A (a)	5,562	119,360
Molson Coors Brewing Co., Class B	4,369	204,251
Pepsi Bottling Group, Inc.	4,031	117,584
PepsiCo, Inc.	46,211	3,293,458

		8,532,144
BIOTECHNOLOGY — 1.6%
Amgen, Inc. (a)	31,231	1,851,061
Biogen Idec, Inc. (a)	8,567	430,834
Celgene Corp. (a)	13,427	849,660
Genzyme Corp. (a)	7,930	641,458
Gilead Sciences, Inc. (a)	27,154	1,237,679

		5,010,692

BUILDING PRODUCTS — 0.1%
Masco Corp.	10,626	190,630

CAPITAL MARKETS — 2.7%
American Capital, Ltd. (b)	6,003	153,136
Ameriprise Financial, Inc.	6,324	241,577
Bank of New York Mellon Corp.	33,829	1,102,149
Charles Schwab Corp. (The)	27,537	715,962
E*TRADE Financial Corp. (a) (c)	15,291	42,815
Federated Investors, Inc., Class B	2,483	71,585
Franklin Resources, Inc.	4,494	396,056
Goldman Sachs Group, Inc. (The)	12,824	1,641,472
Invesco, Ltd.	11,416	239,508
Janus Capital Group, Inc.	4,635	112,538
Legg Mason, Inc. (b)	4,184	159,243
Merrill Lynch & Co., Inc.	45,206	1,143,712
Morgan Stanley	32,736	752,928
Northern Trust Corp.	6,524	471,033
State Street Corp. (b)	12,744	724,879
T. Rowe Price Group, Inc. (b)	7,637	410,183

		8,378,776
CHEMICALS — 2.0%
Air Products and Chemicals, Inc. (b)	6,253	428,268
CF Industries Holdings, Inc.	1,633	149,354
Dow Chemical Co.	27,303	867,689
DuPont (E.I.) de Nemours & Co. (b)	26,630	1,073,189
Eastman Chemical Co.	2,170	118,808
Ecolab, Inc.	5,091	247,015
Hercules, Inc. (b)	3,245	64,219
International Flavors & Fragrances, Inc.	2,327	91,823
Monsanto Co. (b)	16,235	1,606,940
PPG Industries, Inc.	4,844	282,502
Praxair, Inc.	9,297	666,967
Rohm and Haas Co.	3,655	255,850
Sigma-Aldrich Corp.	3,671	192,434

		6,045,058
COMMERCIAL BANKS — 4.5%
Bank of America Corp.	134,606	4,711,210
BB&T Corp. (b)	16,219	613,078
Comerica, Inc. (b) (c)	4,348	142,571
Fifth Third Bancorp (b)	16,750	199,325
First Horizon National Corp. (b)	5,851	55,585
Huntington Bancshares, Inc. (b)	10,392	83,032
KeyCorp (b)	14,346	171,291
M&T Bank Corp. (b)	2,277	203,222
Marshall & Ilsley Corp. (b)	7,658	154,309
National City Corp. (b)	21,583	37,770
PNC Financial Services Group	10,227	763,957
Regions Financial Corp.	20,151	193,450
SunTrust Banks, Inc. (b)	10,440	469,696
U.S. Bancorp (b)	51,422	1,852,220
Wachovia Corp.	63,725	223,038
Wells Fargo & Co.	97,674	3,665,705
Zions Bancorp. (b)	3,322	128,561

		13,668,020
COMMERICIAL SERVICES & SUPPLIES — 0.8%
Allied Waste Industries, Inc. (a)	9,706	107,833
Apollo Group, Inc., Class A (a)	3,080	182,644
Avery Dennison Corp.	3,143	139,801
Cintas Corp.	3,901	111,998
Equifax, Inc.	3,678	126,707
H&R Block, Inc. (b)	9,515	214,563
Monster Worldwide, Inc. (a) (b)	3,538	52,752
Pitney Bowes, Inc.	6,133	203,984
R. R. Donnelley & Sons Co.	6,044	148,259
Robert Half International, Inc.	4,506	111,524
Waste Management, Inc.	14,477	455,881
Western Union Co. (The)	21,522	530,948

		2,386,894
COMMUNICATIONS EQUIPMENT — 2.6%
Ciena Corp. (a)	2,532	25,522
Cisco Systems, Inc. (a)	174,368	3,933,742
Corning, Inc.	46,577	728,464
Harris Corp.	3,892	179,810
JDS Uniphase Corp. (a)	6,543	55,354
Juniper Networks, Inc. (a)	16,044	338,047
Motorola, Inc.	66,870	477,452
QUALCOMM, Inc.	48,438	2,081,381
Tellabs, Inc. (a)	11,741	47,668

		7,867,440
COMPUTERS & PERIPHERALS — 4.4%
Apple, Inc. (a)	26,149	2,972,095
Cognizant Technology Solutions Corp., Class A (a)	8,458	193,096
Dell, Inc. (a)	51,448	847,863
EMC Corp. (a) (b)	61,118	730,971
See Accompanying Note to Schedule of Investments
E*TRADE S&P 500 Index Fund     1

E*TRADE S&P 500 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)

	SHARES	VALUE

COMPUTERS & PERIPHERALS (continued)
Hewlett-Packard Co.	72,293	$3,342,828
International Business Machines Corp.	39,992	4,677,464
Lexmark International, Inc. (a)	2,504	81,555
NetApp, Inc. (a)	9,495	173,094
QLogic Corp. (a)	3,774	57,969
SanDisk Corp. (a)	6,641	129,832
Sun Microsystems, Inc. (a)	22,257	169,153
Teradata Corp. (a)	5,095	99,353

		13,475,273
CONSTRUCTION & ENGINEERING — 0.2%
Fluor Corp.	5,283	294,263
Jacobs Engineering Group, Inc. (a)	3,550	192,801

		487,064
CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co. (b)	3,185	237,283

CONSUMER FINANCE — 0.7%
American Express Co. (b)	34,222	1,212,485
Capital One Financial Corp. (b)	11,091	565,636
Discover Financial Services (b)	14,149	195,539
SLM Corp. (a)	13,793	170,206

		2,143,866
CONTAINERS & PACKAGING — 0.1%
Ball Corp.	2,767	109,269
Bemis Co., Inc.	2,826	73,815
Pactiv Corp. (a)	3,747	93,038
Sealed Air Corp.	4,643	102,100

		378,222
DISTRIBUTORS — 0.1%
Genuine Parts Co.	4,690	188,585

DIVERSIFED FINANCIAL SERVICES — 3.4%
CIT Group, Inc. (b)	8,014	55,777
Citigroup, Inc.	160,738	3,296,736
CME Group, Inc. (b)	1,980	735,590
IntercontinentalExchange, Inc. (a)	2,186	176,366
JPMorgan Chase & Co.	106,660	4,981,022
Leucadia National Corp. (b)	5,223	237,333
Moody’s Corp. (b)	5,836	198,424
NYSE Euronext (b)	7,851	307,602
Principal Financial Group, Inc.	7,649	332,655

		10,321,505
DIVERSIFIED TELECOMMUNICATIONS SERVICES — 3.0%
American Tower Corp., Class A (a)	11,628	418,259
AT+T, Inc.	173,951	4,856,712
CenturyTel, Inc.	3,026	110,903
Embarq Corp.	4,200	170,310
Frontier Communications Corp.	9,437	108,526
Qwest Communications International, Inc. (b)	43,627	140,915
Sprint Nextel Corp.	84,250	513,925
Verizon Communications, Inc. (b)	84,060	2,697,485
Windstream Corp.	12,881	140,918

		9,157,953
ELECTRIC UTILITIES — 2.4%
Allegheny Energy, Inc.	4,897	180,063
Ameren Corp.	6,096	237,927
American Electric Power Co., Inc.	11,873	440,251
CenterPoint Energy, Inc.	9,914	144,447
Consolidated Edison, Inc.	8,064	346,429
DTE Energy Co.	4,814	192,319
Dynegy, Inc., Class A (a)	14,070	50,371
Edison International	9,617	383,718
Entergy Corp.	5,654	503,263
Exelon Corp.	19,403	1,215,016
FirstEnergy Corp.	8,998	602,776
FPL Group, Inc.	12,057	606,467
Pepco Holdings, Inc.	5,955	136,429
PG&E Corp.	10,583	396,333
Pinnacle West Capital Corp.	2,881	99,135
PPL Corp.	11,054	409,219
Progress Energy, Inc.	7,733	333,524
Southern Co. (The)	22,734	856,844
TECO Energy, Inc.	6,023	94,742
Xcel Energy, Inc.	12,935	258,571

		7,487,844
ELECTRICAL EQUIPMENT — 0.4%
Cooper Industries, Ltd., Class A	5,135	205,143
Emerson Electric Co.	22,904	934,254
Rockwell Automation, Inc.	4,209	157,164

		1,296,561
ELECTRONIC EQUIPMENT & INSTRUMENTS — 0.3%
Agilent Technologies, Inc. (a)	10,553	313,002
Amphenol Corp., Class A	5,207	209,009
Jabil Circuit, Inc.	6,113	58,318
Molex, Inc.	4,082	91,641
Tyco Electronics, Ltd.	13,941	385,608

		1,057,578
ENERGY EQUIPMENT & SERVICES — 2.3%
Baker Hughes, Inc.	9,098	550,793
BJ Services Co.	8,682	166,087
Cameron International Corp. (a)	6,313	243,303
ENSCO International, Inc.	4,230	243,775
Halliburton Co.	25,883	838,350
Nabors Industries, Ltd. (a)	8,269	206,063
National-Oilwell Varco, Inc. (a)	12,320	618,834
Noble Corp.	7,944	348,742
Rowan Cos., Inc.	3,335	101,884
Schlumberger, Ltd.	35,409	2,765,089
Transocean, Inc. (b)	9,417	1,034,363

		7,117,283
FOOD & STAPLES RETAILING — 2.9%
Costco Wholesale Corp.	12,833	833,247
CVS Corp.	42,364	1,425,972
Kroger Co. (The) (b)	19,331	531,216
Safeway, Inc.	12,852	304,849
Supervalu, Inc.	6,269	136,037
Sysco Corp.	17,769	547,818
Wal-Mart Stores, Inc.	66,190	3,964,119
Walgreen Co.	29,219	904,620
Whole Foods Market, Inc. (b)	4,063	81,382

		8,729,260
FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	19,017	416,662
Campbell Soup Co.	6,134	236,772
ConAgra Foods, Inc.	13,372	260,219
Dean Foods Co. (a)	4,327	101,079
General Mills, Inc.	9,924	681,977
H.J. Heinz Co.	9,218	460,070
Hershey Foods Corp.	4,773	188,724
Kellogg Co.	7,391	414,635
Kraft Foods, Inc., Class A	44,812	1,467,593
McCormick & Co., Inc.	3,806	146,341
Sara Lee Corp.	20,851	263,348
Tyson Foods, Inc., Class A (b)	8,702	103,902
Wm Wrigley Jr. Co.	6,359	504,905

		5,246,227
GAS UTILITIES — 0.1%
Nicor, Inc. (b)	1,252	55,526
NiSource, Inc.	7,877	116,265

		171,791
HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Applied Biosystems, Inc.	5,003	171,353
Baxter International, Inc.	18,527	1,215,927
See Accompanying Note to Schedule of Investments
2     E*TRADE S&P 500 Index Fund

E*TRADE S&P 500 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)

	SHARES	VALUE

HEALTH CARE EQUIPMENT & SUPPLIES (continued)
Becton, Dickinson & Co.	7,189	$576,989
Boston Scientific Corp. (a)	44,296	543,512
C.R. Bard, Inc.	2,932	278,159
Covidien, Ltd.	14,812	796,293
Hospira, Inc. (a)	4,624	176,637
Intuitive Surgical, Inc. (a)	1,146	276,163
Medtronic, Inc.	33,305	1,668,581
Millipore Corp. (a)	1,629	112,075
PerkinElmer, Inc.	3,442	85,947
St. Jude Medical, Inc. (a)	10,089	438,771
Stryker Corp.	7,302	454,915
Thermo Fisher Scientific, Inc. (a)	12,368	680,240
Varian Medical Systems, Inc. (a)	3,685	210,524
Waters Corp. (a)	2,849	165,755
Zimmer Holdings, Inc. (a)	6,648	429,195

		8,281,036
HEALTH CARE PROVIDERS & SERVICES — 2.0%
Aetna, Inc.	13,920	502,650
AmerisourceBergen Corp.	4,613	173,679
Cardinal Health, Inc.	10,601	522,417
CIGNA Corp.	8,113	275,680
Coventry Health Care, Inc. (a)	4,317	140,518
DaVita, Inc. (a)	3,081	175,648
Express Scripts, Inc. (a)	7,280	537,410
Humana, Inc. (a)	4,985	205,382
IMS Health, Inc.	5,202	98,370
Laboratory Corp. of America Holdings (a)	3,225	224,138
McKesson Corp.	8,144	438,229
Medco Health Solutions, Inc. (a)	14,927	671,715
Patterson Cos., Inc. (a)	2,641	80,313
Quest Diagnostics, Inc.	4,665	241,041
Tenet Healthcare Corp. (a)	12,031	66,772
UnitedHealth Group, Inc.	35,942	912,567
WellPoint, Inc. (a)	15,093	705,900

		5,972,429
HOME BUILDERS — 0.0%
D.R. Horton, Inc.	7,854	102,259

HOTELS, RESTAURANTS & LEISURE — 1.3%
Carnival Corp.	12,898	455,944
Darden Restaurants, Inc.	3,987	114,148
International Game Technology	8,875	152,473
Marriott International, Inc., Class A	8,539	222,783
McDonald’s Corp.	33,198	2,048,317
Starbucks Corp. (a)	21,566	320,686
Starwood Hotels & Resorts Worldwide, Inc.	5,511	155,080
Wyndham Worldwide Corp.	5,110	80,278
Yum! Brands, Inc.	13,835	451,159

		4,000,868
HOUSEHOLD DURABLES — 0.4%
Black & Decker Corp. (The) (b)	1,728	104,976
Centex Corp.	3,533	57,234
Fortune Brands, Inc. (b)	4,383	251,409
Harman International Industries, Inc.	1,656	56,420
KB Home (b)	2,124	41,800
Leggett & Platt, Inc. (b)	4,755	103,611
Lennar Corp., Class A (b)	4,001	60,775
Newell Rubbermaid	8,016	138,356
Pulte Homes, Inc.	6,256	87,396
Snap-On, Inc.	1,641	86,415
Stanley Works (The) (b)	2,221	92,705
Whirlpool Corp. (b)	2,145	170,077

		1,251,174
HOUSEHOLD PRODUCTS — 2.8%
Clorox Co. (The)	4,076	255,524
Colgate-Palmolive Co.	14,928	1,124,825
Kimberly-Clark Corp.	12,256	794,679
Procter & Gamble Co. (The)	89,567	6,241,924

		8,416,952
INDUSTRIAL CONGLOMERATES — 3.1%
3M Co.	20,632	1,409,372
General Electric Co.	293,648	7,488,024
Textron, Inc.	7,208	211,050
Tyco International, Ltd.	14,015	490,805

		9,599,251
INSURANCE — 2.8%
AFLAC, Inc. (b)	14,056	825,790
Allstate Corp. (The) (b)	15,984	737,182
American International Group, Inc. (b)	78,235	260,522
Aon Corp.	8,196	368,492
Assurant, Inc.	3,439	189,145
Chubb Corp. (The)	10,643	584,301
Cincinnati Financial Corp.	4,645	132,104
Genworth Financial, Inc., Class A	12,783	110,062
Hartford Financial Services Group, Inc. (The)	8,893	364,524
Lincoln National Corp.	7,581	324,543
Loews Corp. (b)	10,688	422,069
Marsh & McLennan Cos., Inc.	15,139	480,815
MBIA, Inc. (b)	5,738	68,282
Metlife, Inc.	20,269	1,135,064
Progressive Corp. (The)	19,941	346,973
Prudential Financial, Inc.	12,604	907,488
Torchmark Corp.	2,581	154,344
Travelers Cos., Inc. (The)	17,439	788,243
UnumProvident Corp.	10,020	251,502
XL Capital, Ltd., Class A (b)	9,050	162,357

		8,613,802
INTERNET & CATALOG RETAIL — 0.5%
Amazon.com, Inc. (a)	9,429	686,054
eBay, Inc. (a) (b)	32,247	721,688
Expedia, Inc. (a)	6,000	90,660

		1,498,402
INTERNET SOFTWARE & SERVICES — 1.2%
Akamai Technologies, Inc. (a)	4,739	82,648
Google, Inc., Class A (a)	7,054	2,825,268
VeriSign, Inc. (a)	5,529	144,196
Yahoo!, Inc. (a)	40,906	707,674

		3,759,786
IT SERVICES — 0.7%
Affiliated Computer Services, Inc., Class A (a)	2,821	142,827
Automatic Data Processing, Inc.	15,020	642,105
Computer Sciences Corp. (a)	4,389	176,130
Convergys Corp. (a)	3,596	53,149
Fidelity National Information Services, Inc.	5,502	101,567
Fiserv, Inc. (a) (b)	4,757	225,101
MasterCard, Inc., Class A (b)	2,118	375,585
Paychex, Inc.	9,470	312,794
Total System Services, Inc.	5,697	93,431
Unisys Corp. (a)	9,994	27,484

		2,150,173
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Eastman Kodak Co. (b)	8,213	126,316
Hasbro, Inc. (b)	3,641	126,416
Mattel, Inc.	10,642	191,982

		444,714
MACHINERY — 1.6%
Caterpillar, Inc.	17,968	1,070,893
Cummins, Inc.	5,983	261,577
Danaher Corp.	7,531	522,651
Deere & Co.	12,604	623,898
See Accompanying Note to Schedule of Investments
E*TRADE S&P 500 Index Fund     3

E*TRADE S&P 500 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)

	SHARES	VALUE

MACHINERY (continued)
Dover Corp.	5,544	$224,809
Eaton Corp.	4,905	275,563
Illinois Tool Works, Inc.	11,804	524,688
Ingersoll-Rand Co., Ltd., Class A	9,402	293,060
ITT Industries, Inc.	5,364	298,292
Manitowoc Co., Inc. (The)	3,694	57,442
PACCAR, Inc.	10,725	409,588
Pall Corp.	3,412	117,339
Parker-Hannifin Corp.	4,861	257,633
Terex Corp. (a)	2,882	87,959

		5,025,392
MEDIA — 2.6%
CBS Corp., Class B	20,070	292,621
Comcast Corp., Class A	86,139	1,690,908
DIRECTV Group Inc., (The) (a)	17,039	445,911
Gannett Co., Inc. (b)	6,520	110,253
Interpublic Group Cos., Inc. (The) (a)	14,064	108,996
McGraw-Hill Cos., Inc. (The)	9,374	296,312
Meredith Corp. (b)	1,119	31,388
New York Times Co. (The), Class A	3,377	48,257
News Corp., Inc., Class A	67,772	812,586
Omnicon Group, Inc.	9,410	362,850
Scripps Network Interactive, Class A	2,555	92,772
Time Warner, Inc. (b)	105,758	1,386,487
Viacom, Inc., Class B (a)	18,328	455,268
Walt Disney Co. (The) (b)	55,388	1,699,858
Washington Post Co. (The), Class B	173	96,319

		7,930,786
METAL FABRICATE / HARDWARE — 0.1%
Precision Castparts Corp.	4,053	319,295

METALS & MINING — 0.8%
AK Steel Holding Corp.	3,189	82,659
Alcoa, Inc.	24,009	542,123
Allegheny Technologies, Inc.	2,864	84,631
Freeport-McMoRan Copper & Gold, Inc., Class B	11,333	644,281
Newmont Mining Corp.	13,480	522,485
Nucor Corp.	9,344	369,088
Titanium Metals Corp. (b)	2,782	31,548
United States Steel Corp.	3,425	265,814

		2,542,629
MULTI-LINE RETAIL — 0.8%
Big Lots, Inc. (a) (b)	2,312	64,343
Dillard’s, Inc., Class A (b)	1,750	20,650
Family Dollar Stores, Inc.	4,044	95,843
J. C. Penney Co., Inc. (Holding Co.)	6,555	218,544
Kohl’s Corp. (a) (b)	8,989	414,213
Macy’s, Inc.	12,197	219,302
Nordstrom, Inc. (b)	4,625	133,293
Sears Holding Corp. (a) (b)	1,649	154,182
Target Corp.	22,276	1,092,638

		2,413,008
MULTI-UTILITIES & UNREGULATED POWER — 0.9%
AES Corp. (The) (a)	19,511	228,084
CMS Energy Corp.	6,452	80,456
Constellation Energy Group, Inc.	5,078	123,395
Dominion Resources, Inc.	17,118	732,308
Duke Energy Corp.	37,337	650,784
Integrys Energy Group, Inc.	2,175	108,620
Public Service Enterprise Group, Inc.	15,009	492,145
Sempra Energy	7,272	367,018

		2,782,810
OFFICE ELECTRONICS — 0.1%
Xerox Corp.	25,597	295,133
OIL & GAS — 10.9%
Anadarko Petroleum Corp.	13,828	670,796
Apache Corp.	9,872	1,029,452
Ashland, Inc.	1,594	46,608
Cabot Oil & Gas Corp.	2,943	106,360
Chesapeake Energy Corp.	15,386	551,742
ChevronTexaco Corp.	60,644	5,001,917
ConocoPhillips	44,861	3,286,068
Consol Energy, Inc.	5,313	243,813
Devon Energy Corp.	13,041	1,189,339
El Paso Corp. (b)	20,698	264,106
EOG Resources, Inc.	7,344	656,994
Exxon Mobil Corp.	153,317	11,906,598
Hess Corp.	8,354	685,696
Marathon Oil Corp.	20,826	830,333
Massey Energy Co.	2,452	87,463
Murphy Oil Corp.	5,621	360,531
Noble Energy, Inc.	5,097	283,342
Occidental Petroleum Corp.	24,118	1,699,113
Peabody Energy Corp.	8,027	361,215
Pioneer Natural Resources Co.	3,467	181,255
Questar Corp.	5,117	209,388
Range Resources Corp.	4,498	192,829
Smith International, Inc.	6,375	373,830
Southwestern Energy Co. (a) (b)	10,130	309,370
Spectra Energy Corp.	18,148	431,922
Sunoco, Inc. (b)	3,385	120,438
Tesoro Corp. (b)	4,000	65,960
Valero Energy Corp.	15,442	467,893
Weatherford International, Ltd. (a)	20,091	505,088
Williams Cos., Inc. (The)	17,010	402,287
XTO Energy, Inc.	16,215	754,322

		33,276,068
PAPER & FOREST PRODUCTS — 0.3%
International Paper Co. (b)	12,620	330,392
MeadWestvaco Corp.	4,933	114,988
Weyerhauser Co.	6,236	377,777

		823,157
PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	12,565	522,327
Estee Lauder Cos., Inc. (The), Class A	3,330	166,200

		688,527
PHARMACEUTICALS — 6.5%
Abbott Laboratories	45,503	2,620,063
Allergan, Inc.	9,077	467,465
Barr Pharmaceuticals, Inc. (a)	3,156	206,087
Bristol-Myers Squibb Co.	58,434	1,218,349
Eli Lilly & Co.	29,533	1,300,338
Forest Laboratories, Inc. (a)	8,842	250,052
Johnson & Johnson	82,488	5,714,769
King Pharmaceuticals, Inc. (a)	7,003	67,089
Merck & Co., Inc.	63,242	1,995,918
Mylan Laboratories, Inc. (a) (b)	8,667	98,977
Pfizer, Inc.	198,982	3,669,228
Schering-Plough Corp.	47,984	886,264
Watson Pharmaceuticals, Inc. (a)	3,019	86,042
Wyeth	39,360	1,453,958

		20,034,599
REAL ESTATE — 1.3%
Apartment Investment & Management Co., Class A	2,483	86,955
AvalonBay Communities, Inc.	2,234	219,870
Boston Properties, Inc.	3,536	331,182
CB Richard Ellis Group, Inc. (a)	4,930	65,914
Developers Diversified Realty Corp.	3,550	112,499
Equity Residential	7,997	355,147
General Growth Properties, Inc., REIT	6,599	99,645
HCP, Inc.	7,298	292,869
Host Hotels & Resorts, Inc.	15,333	203,776
See Accompanying Note to Schedule of Investments
4     E*TRADE S&P 500 Index Fund

E*TRADE S&P 500 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)

	SHARES	VALUE

REAL ESTATE (continued)
Kimco Realty Corp.	6,586	$243,287
Plum Creek Timber Co., Inc.	4,963	247,455
ProLogis	7,747	319,719
Public Storage, Inc.	3,696	365,941
Simon Property Group, Inc.	6,642	644,274
Vornado Realty Trust	4,042	367,620

		3,956,153
ROAD & RAIL — 1.1%
Burlington Northern Santa Fe Corp.	8,336	770,496
CSX Corp.	12,032	656,586
Norfolk Southern Corp.	11,075	733,276
Union Pacific Corp.	15,029	1,069,464

		3,229,822
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Advanced Micro Devices, Inc. (a) (b)	17,141	89,990
Altera Corp.	8,879	183,618
Analog Devices, Inc.	8,423	221,946
Applied Materials, Inc.	39,603	599,193
Broadcom Corp., Class A (a)	13,027	242,693
Intel Corp.	165,951	3,108,262
KLA-Tencor Corp.	5,024	159,010
Linear Technology Corp.	6,539	200,486
LSI Logic Corp. (a)	18,147	97,268
MEMC Electronic Materials, Inc. (a)	6,668	188,438
Microchip Technology, Inc. (b)	5,435	159,952
Micron Technology, Inc. (a) (b)	21,659	87,719
National Semiconductor Corp.	5,654	97,305
Novellus Systems, Inc. (a)	2,893	56,819
NVIDIA Corp. (a)	16,429	175,955
Teradyne, Inc. (a)	4,973	38,839
Texas Instruments, Inc. (b)	38,694	831,921
Xilinx, Inc.	7,950	186,428

		6,725,842
SOFTWARE — 3.7%
Adobe Systems, Inc. (a)	15,658	618,021
Autodesk, Inc. (a)	6,524	218,880
BMC Software, Inc. (a)	5,451	156,062
CA, Inc.	11,423	228,003
Citrix Systems, Inc. (a)	5,257	132,792
Compuware Corp. (a)	7,449	72,181
Electronic Arts, Inc. (a)	9,411	348,113
Intuit, Inc. (a)	9,475	299,505
Microsoft Corp.	231,778	6,186,155
Novell, Inc. (a)	10,305	52,968
Oracle Corp. (a)	115,665	2,349,156
Salesforce.com, Inc. (a)	3,015	145,926
Symantec Corp. (a)	24,768	484,957

		11,292,719
SPECIALTY RETAIL — 1.6%
Abercrombie & Fitch Co., Class A	2,444	96,416
AutoNation, Inc. (a) (b)	3,125	35,125
AutoZone, Inc. (a)	1,219	150,351
Bed Bath & Beyond, Inc. (a)	7,686	241,417
Best Buy Co., Inc.	9,847	369,262
GameStop Corp., Class A (a)	4,737	162,053
Gap, Inc. (The)	13,618	242,128
Home Depot, Inc. (The)	50,135	1,297,995
Limited Brands, Inc.	8,277	143,358
Lowe’s Cos., Inc.	43,264	1,024,924
Office Depot, Inc. (a)	7,946	46,246
RadioShack Corp.	3,896	67,323
Sherwin-Williams Co. (The)	2,912	166,450
Staples, Inc.	20,988	472,230
Tiffany & Co. (b)	3,586	127,375
TJX Cos., Inc. (The) (b)	12,380	377,838

		5,020,491
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Coach, Inc. (a)	9,944	248,998
Jones Apparel Group, Inc.	2,511	46,479
Liz Claiborne, Inc.	2,698	44,328
NIKE, Inc., Class B (b)	11,580	774,702
Polo Ralph Lauren Corp.	1,670	111,289
V.F. Corp.	2,571	198,764

		1,424,560
THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp, Inc.	15,072	278,078
MGIC Investment Corp.	3,551	24,964
Sovereign Bancorp, Inc. (a)	15,761	62,256

		365,298
TOBACCO — 1.6%
Altria Group, Inc.	60,799	1,206,252
Lorillard, Inc.	5,134	365,284
Philip Morris International, Inc.	60,843	2,926,548
Reynolds American, Inc.	5,017	243,927
UST, Inc.	4,355	289,782

		5,031,793
TRADING COMPANIES & DISTRIBUTORS — 0.1%
Fastenal Co.	3,744	184,916
W.W.Grainger, Inc.	1,912	166,287

		351,203

TOTAL COMMON STOCKS (Cost $309,475,064)		299,887,778

	SHARES/
	PRINCIPAL
	AMOUNT

SHORT-TERM INVESTMENTS — 3.5%
BlackRock Liquidity Funds TempCash Portfolio	9,918,776	9,918,776
U.S.Treasury Bill 1.85%(d), 01/22/2009 (e)	$750,000	747,646

TOTAL SHORT-TERM INVESTMENTS (Cost $10,664,415)		10,666,422

TOTAL INVESTMENTS — 101.4% (Cost $320,139,479)		310,554,200
LIABILITIES IN EXCESS OF CASH & OTHER ASSETS — (1.4%)		(4,149,977)

TOTAL NET ASSETS — 100.0%		$306,404,223

(a)	Non-income producing.

(b)	Securities (or a portion of securities) on loan. As of September 30, 2008 the market value of the securities loaned was $28,033,988. The loans were secured with cash collateral of $27,919,883.

(c)	Affiliated Issuers. Investments in companies considered to be affiliates of the Funds (such companies are defined as “Affiliated Companies” in section 2 (a) (3) of the Investment Company Act of 1940) are as follows:

	# of Shares		# of Shares	Value at
	Held at Start	Gross	Held at End	End
Name of Issuer	of Period	Additions	of Period	of Period

Comerica, Inc.	4,348	—	4,348	$142,571
E*Trade Financial Corp.	12,268	3,023	15,291	42,815
See Accompanying Note to Schedule of Investments
E*TRADE S&P 500 Index Fund     5

E*TRADE S&P 500 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)

(d)	Yield to Maturity.

(e)	Security with an aggregate market value of $747,646 was segregated to cover margin requirements for the following open futures contracts as of September 30, 2008:

Net
			Notional	Unrealized
Number of	Futures	Expiration	Contract	Appreciation
Contracts	Index	Date	Value	(Depreciation)

20	S&P 500	12/19/2008	$5,845,000	$(203,174)
Futures

(f)	At September 30, 2008, the cost of investments for Federal income tax purposes is $320,139,479. Unrealized appreciation (depreciation) is as follows:

Gross Unrealized Appreciation	$45,968,916
Gross Unrealized Depreciation	(55,554,195)

Net Unrealized Appreciation (Depreciation)	$(9,585,279)

Summary of inputs used to value the Fund’s net assets as of September 30, 2008 is as follows (See Note to Schedule of Investments):

		Other Financial
		Instruments
		(Unrealized
	Investments	Appreciation
Valuation Inputs	in Securities	(Depreciation))*

Level 1 — Quoted Prices	$309,806,554	$(203,174)
Level 2 — Other Significant Observable Inputs	747,646	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$310,554,200	$(203,174)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps which are valued at the unrealized appreciation (depreciation) on the investment.
REIT      Real Estate Investment Trust

		% OF TOTAL
INDUSTRY	MARKET VALUE	NET ASSETS

OIL & GAS	$33,276,068	10.9%
PHARMACEUTICALS	20,034,599	6.5%
COMMERCIAL BANKS	13,668,020	4.5%
COMPUTERS & PERIPHERALS	13,475,273	4.4%
SOFTWARE	11,292,719	3.7%
DIVERSIFED FINANCIAL SERVICES	10,321,505	3.4%
INDUSTRIAL CONGLOMERATES	9,599,251	3.1%
DIVERSIFIED TELECOMMUNICATIONS SERVICES	9,157,953	3.0%
FOOD & STAPLES RETAILING	8,729,260	2.9%
INSURANCE	8,613,802	2.8%
BEVERAGES	8,532,144	2.8%
HOUSEHOLD PRODUCTS	8,416,952	2.8%
CAPITAL MARKETS	8,378,776	2.7%
HEALTH CARE EQUIPMENT & SUPPLIES	8,281,036	2.7%
MEDIA	7,930,786	2.6%
COMMUNICATIONS EQUIPMENT	7,867,440	2.6%
AEROSPACE & DEFENSE	7,801,458	2.5%
ELECTRIC UTILITIES	7,487,844	2.4%
ENERGY EQUIPMENT & SERVICES	7,117,283	2.3%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	6,725,842	2.2%
CHEMICALS	6,045,058	2.0%
HEALTH CARE PROVIDERS & SERVICES	5,972,429	2.0%
FOOD PRODUCTS	5,246,227	1.7%
TOBACCO	5,031,793	1.6%
MACHINERY	5,025,392	1.6%
SPECIALTY RETAIL	5,020,491	1.6%
BIOTECHNOLOGY	5,010,692	1.6%
HOTELS, RESTAURANTS & LEISURE	4,000,868	1.3%
REAL ESTATE	3,956,153	1.3%
INTERNET SOFTWARE & SERVICES	3,759,786	1.2%
ROAD & RAIL	3,229,822	1.1%
AIR FREIGHT & LOGISTICS	3,174,466	1.0%
MULTI-UTILITIES & UNREGULATED POWER	2,782,810	0.9%
METALS & MINING	2,542,629	0.8%
MULTI-LINE RETAIL	2,413,008	0.8%
COMMERICIAL SERVICES & SUPPLIES	2,386,894	0.8%
IT SERVICES	2,150,173	0.7%
CONSUMER FINANCE	2,143,866	0.7%
INTERNET & CATALOG RETAIL	1,498,402	0.5%
TEXTILES, APPAREL & LUXURY GOODS	1,424,560	0.5%
ELECTRICAL EQUIPMENT	1,296,561	0.4%
HOUSEHOLD DURABLES	1,251,174	0.4%
ELECTRONIC EQUIPMENT & INSTRUMENTS	1,057,578	0.3%
PAPER & FOREST PRODUCTS	823,157	0.3%
AUTOMOBILES	764,119	0.3%
PERSONAL PRODUCTS	688,527	0.2%
AUTO COMPONENTS	637,310	0.2%
CONSTRUCTION & ENGINEERING	487,064	0.2%
LEISURE EQUIPMENT & PRODUCTS	444,714	0.1%
CONTAINERS & PACKAGING	378,222	0.1%
THRIFTS & MORTGAGE FINANCE	365,298	0.1%
TRADING COMPANIES & DISTRIBUTORS	351,203	0.1%
METAL FABRICATE / HARDWARE	319,295	0.1%
AIRLINE	314,345	0.1%
OFFICE ELECTRONICS	295,133	0.1%
CONSTRUCTION MATERIALS	237,283	0.1%
BUILDING PRODUCTS	190,630	0.1%
DISTRIBUTORS	188,585	0.1%
GAS UTILITIES	171,791	0.1%
HOME BUILDERS	102,259	0.0%
SHORT-TERM INVESTMENTS AND LIABILITIES IN EXCESS OF CASH & OTHER ASSETS	6,516,445	2.1%

	$306,404,223	100.0%

See Accompanying Note to Schedule of Investments
6     E*TRADE S&P 500 Index Fund

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

	SHARES	VALUE

COMMON STOCKS — 97.2%
ADVERTISING — 0.2%
Gaiam, Inc., Class A (a)	1,536	$16,271
Greenfield Online, Inc. (a)	2,580	44,892
Harte-Hanks, Inc.	3,597	37,301
inVentiv Health, Inc. (a)	3,239	57,201
Marchex, Inc., Class B	2,580	26,548

		182,213
AEROSPACE/DEFENSE — 1.3%
AAR Corp. (a)	3,961	65,713
Aerovironment, Inc. (a)	1,004	32,078
ARGON ST, Inc. (a)	1,184	27,812
Curtiss-Wright Corp.	4,480	203,616
Ducommun, Inc.	1,035	24,716
Esterline Technologies Corp. (a)	2,882	114,098
GenCorp., Inc. (a)	5,173	34,866
HEICO Corp. (b)	2,303	75,584
Herley Industries, Inc. (a)	1,323	22,623
Kaman Corp.	2,485	70,773
LMI Aerospace, Inc. (a)	850	17,094
Moog, Inc., Class A (a) (b)	4,358	186,871
Orbital Sciences Corp. (a)	5,737	137,516
Teledyne Technologies, Inc. (a)	3,548	202,804
TransDigm Group, Inc. (a)	3,257	111,487
Triumph Group, Inc.	1,619	74,004

		1,401,655
AGRICULTURE — 0.2%
AgFeed Industries, Inc. (a) (b)	1,945	15,366
Alico, Inc. (b)	359	17,027
Alliance One International, Inc. (a)	9,493	36,073
Andersons, Inc. (The)	1,774	62,480
Cadiz Inc. (a) (b)	1,096	20,901
Griffin Land & Nurseries, Inc.	327	12,125
Maui Land & Pineapple Co., Inc. (a)	408	11,216
Tejon Ranch Co. (a)	1,030	38,265

		213,453
AIRLINE — 0.6%
Airtran Holdings, Inc. (a) (b)	10,575	25,697
Alaska Air Group, Inc. (a)	3,602	73,445
Allegiant Travel Co. (a)	1,338	47,258
Hawaiian Holdings, Inc. (a)	3,895	36,146
JetBlue Airways Corp. (a)	17,701	87,620
Republic Airways Holdings, Inc. (a)	3,499	35,655
SkyWest, Inc.	5,967	95,353
UAL Corp.	12,328	108,363
US Airways Group, Inc. (a)	11,416	68,838

		578,375
APPAREL — 1.1%
American Apparel, Inc. (a) (b)	3,320	27,224
Carter’s, Inc. (a)	5,547	109,442
Cherokee, Inc. (b)	719	15,804
Columbia Sportswear Co. (b)	1,228	51,527
CROCS, Inc. (a) (b)	8,158	29,206
Deckers Outdoor Corp. (a)	1,278	133,014
G-III Apparel Group, Ltd. (a)	1,199	22,433
Gymboree Corp. (a)	2,790	99,045
Iconix Brand Group, Inc. (a) (b)	5,651	73,915
K-Swiss, Inc., Class A	2,383	41,464
Maidenform Brands, Inc. (a)	2,119	30,747
Oxford Industries, Inc.	1,424	36,782
Perry Ellis International, Inc. (a)	1,010	15,059
Quiksilver, Inc. (a)	12,353	70,906
Skechers U.S.A., Inc., Class A (a)	3,218	54,159
Timberland Co., Class A (a)	4,685	81,378
True Religion Apparel, Inc. (a) (b)	1,672	43,221
Volcom, Inc. (a) (b)	1,780	30,758
Warnaco Group, Inc. (The) (a)	4,557	206,387
Weyco Group, Inc.	611	20,450

		1,192,921
AUTO MANUFACTURERS — 0.3%
CLARCOR, Inc.	5,163	195,936
Force Protection, Inc. (a)	6,328	16,959
Smith (A.O.) Corp.	2,040	79,948
Wabash National Corp.	2,815	26,602

		319,445
AUTO PARTS & EQUIPMENT — 0.7%
Accuride Corp. (a)	3,473	5,557
American Axle & Manufacturing Holdings	3,973	21,295
Amerigon, Inc. (a)	1,993	13,114
ArvinMeritor, Inc. (b)	7,223	94,188
ATC Technology Corp. (a)	2,126	50,471
Commercial Vehicle Group, Inc. (a) (b)	2,059	14,639
Cooper Tire & Rubber Co.	5,477	47,102
Dana Holding Corp. (a)	9,703	46,963
Dorman Products, Inc. (a)	1,075	13,470
Exide Technologies (a)	7,376	54,435
Fuel Systems Solutions, Inc. (a)	1,184	40,789
Hayes Lemmerz International, Inc. (a)	9,738	26,585
Lear Corp. (a)	6,282	65,961
Modine Manufacturing Co.	3,299	47,770
Spartan Motors, Inc.	2,968	9,438
Superior Industries International, Inc. (b)	2,105	40,332
Tenneco, Inc. (a)	4,568	48,558
Titan International, Inc. (b)	3,361	71,657
Visteon Corp. (a)	11,513	26,710
Wonder Auto Technology, Inc. (a)	1,440	9,230

		748,264
BANKS — 8.5%
1st Source Corp.	1,343	31,561
Abington Bancorp, Inc.	2,396	24,248
AMCORE Financial, Inc.	2,005	18,546
Ameris Bancorp	1,203	17,865
Ames National Corp. (b)	631	16,374
Anchor BanCorp Wisconsin, Inc.	1,845	13,561
Apollo Investment Corp. (b)	14,241	242,809
Arrow Financial Corp.	895	26,322
BancFirst Corp.	735	35,523
Banco Latinoamericano de Exportaciones, SA, Class E	2,509	36,180
BancTrust Financial Group, Inc.	1,719	22,553
Bank Mutual Corp.	4,830	54,821
Bank of the Ozarks, Inc.	1,097	29,619
BankFinancial Corp.	2,137	31,371
Banner Corp.	1,395	16,754
Beneficial Mutual Bancorp, Inc. (a)	3,284	41,543
Berkshire Hills Bancorp, Inc.	994	31,808
Boston Private Financial Holdings, Inc. (b)	5,582	48,787
Brookline Bancorp, Inc.	5,829	74,553
Brooklyn Federal Bancorp, Inc.	339	5,014
Bryn Mawr Bank Corp.	674	14,815
Camden National Corp.	754	26,352
Capital City Bank Group, Inc.	1,073	33,639
Capital Southwest Corp.	280	39,774
Capitol Bancorp, Ltd. (b)	1,310	25,532
Cardinal Financial Corp.	2,368	19,133
Cascade Bancorp (b)	2,070	18,402
Cass Information Systems, Inc.	603	21,618
Cathay General Bancorp (b)	5,054	120,285
Centerstate Banks of Florida, Inc. (b)	905	16,172
Central Pacific Financial Corp.	2,874	48,312
Chemical Financial Corp. (b)	2,288	71,248
Citizens & Northern Corp. (b)	879	18,942
Citizens Republic Bancorp, Inc. (b)	9,808	30,209
City Bank (b)	1,329	20,732
City Holding Co.	1,580	66,755
Clifton Savings Bancorp, Inc.	1,236	14,820
CoBiz Financial, Inc. (b)	1,705	20,477
Colonial BancGroup, Inc. (The) (b)	19,786	155,518
Columbia Banking System, Inc.	1,589	28,173
See Accompanying Note to Schedule of Investments
E*TRADE Russell 2000 Index Fund     7

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)

	SHARES	VALUE

BANKS (continued)
Community Bank System, Inc. (California)	2,995	$75,324
Community Trust Bancorp, Inc.	1,420	48,848
Corus Bankshares, Inc. (b)	3,589	14,535
CVB Financial Corp. (b)	6,484	90,128
Danvers Bancorp, Inc.	1,749	22,300
Dime Community Bancshares	2,320	35,310
Downey Financial Corp. (b)	1,875	3,375
East West Bancorp, Inc. (b)	6,219	85,200
Encore Bancshares, Inc. (a)	630	11,340
Enterprise Financial Services Corp.	1,107	24,974
Essa Bancorp, Inc.	1,664	23,130
Farmers Capital Bank Corp. (b)	608	16,428
FBR Capital Markets Corp. (a) (b)	3,025	19,602
Financial Institutions, Inc.	1,075	21,511
First Bancorp North Carolina	1,437	24,573
First Bancorp Puerto Rico (b)	6,973	77,121
First Bancorp, Inc. (b)	849	16,640
First Busey Corp., Class A (b)	2,543	46,613
First Commonwealth Financial Corp. (b)	7,328	98,708
First Community Bancshares, Inc.	926	34,744
First Financial Bancorp	3,674	53,640
First Financial Bankshares, Inc. (b)	2,037	105,680
First Financial Corp.	1,217	57,175
First Financial Holdings, Inc.	1,100	28,798
First Financial Northwest, Inc. (b)	2,240	23,117
First Merchants Corp.	1,689	38,509
First Midwest Bancorp, Inc.	4,760	115,382
First Niagara Financial Group, Inc.	10,754	169,376
First Place Financial Corp.	1,617	20,778
First South Bancorp, Inc. (North Carolina)	769	13,281
FirstFed Financial Corp. (a) (b)	1,268	9,941
FirstMerit Corp. (b)	7,926	166,446
Flagstar Bancorp, Inc.	5,208	15,520
Flushing Financial Corp.	1,947	34,073
FNB Corp. (b)	8,431	134,727
Fox Chase Bancorp, Inc. (a)	605	7,079
Frontier Financial Corp. (b)	4,608	61,885
Glacier Bancorp, Inc.	5,289	131,009
Greene Bancshares, Inc. (b)	1,301	30,587
Guaranty Bancorp (a)	5,272	32,159
Guaranty Financial Group, Inc. (a) (b)	3,651	14,421
Hancock Holding Co.	2,522	128,622
Hanmi Financial Corp.	3,746	18,917
Harleysville National Corp.	3,206	54,438
Heartland Financial USA, Inc. (b)	1,171	29,345
Heritage Commerce Corp.	1,302	19,816
Home Bancshares, Inc., Cornway, AR	1,327	34,329
Home Federal Bancorp, Inc.	644	8,211
IBERIABANK Corp.	1,262	66,697
Independent Bank Corp. (Massachusetts)	1,629	50,776
Integra Bank Corp.	1,915	15,282
International Bancshares Corp.	5,000	135,000
Investors Bancorp, Inc. (a)	4,319	65,001
Kearny Financial Corp.	2,024	24,774
Lakeland Bancorp, Inc.	1,853	21,662
Lakeland Financial Corp.	1,119	24,573
MainSource Financial Group, Inc.	1,749	34,280
MB Financial, Inc.	3,405	112,603
Meridian Interstate Bancorp, Inc. (a)	1,030	10,516
Midwest Banc Holdings, Inc. (b)	1,989	7,956
Nara Bancorp, Inc.	2,281	25,547
NASB Financial, Inc. (b)	367	11,924
National Penn Bancshares, Inc. (b)	7,791	113,749
NBT Bancorp, Inc.	3,213	96,133
NewAlliance Bancshares, Inc.	10,645	159,994
Northfield Bancorp, Inc. (New Jersey) (a) (b)	1,811	21,931
Northwest Bancorp, Inc.	1,690	46,543
OceanFirst Financial Corp.	866	15,692
Old National Bancorp (Indiana)	6,490	129,930
Old Second Bancorp, Inc. (b)	1,238	22,928
Oriental Financial Group, Inc.	2,381	42,525
Oritani Financial Corp. (a)	1,219	20,540
Pacific Capital Bancorp (b)	4,519	91,962
Pacific Continental Corp. (b)	1,045	15,299
PacWest Bancorp (b)	2,445	69,903
Park National Corp. (b)	1,075	83,850
Peapack-Gladstone Financial Corp. (b)	813	27,236
Pennsylvania Commerce Bancorp, Inc. (a)	507	15,114
Peoples Bancorp, Inc.	983	21,400
Pinnacle Financial Partners, Inc. (a)	2,215	68,222
PremierWest Bancorp (b)	1,897	15,309
PrivateBancorp, Inc. (b)	2,200	91,652
Prosperity Bancshares, Inc.	3,842	130,590
Provident Bankshares Corp. (b)	2,863	27,800
Provident Financial Services, Inc.	5,715	94,355
Provident New York Bancorp	4,015	53,078
Renasant Corp.	2,097	45,526
Republic Bancorp, Inc., Class A	874	26,500
Rockville Financial, Inc.	811	12,773
Roma Financial Corp.	941	13,880
S&T Bancorp, Inc. (b)	2,293	84,451
Sanders Morris Harris Group, Inc.	1,569	13,572
Sandy Spring Bancorp, Inc.	1,643	36,310
Santander BanCorp (b)	406	4,385
SCBT Financial Corp.	1,020	38,352
Seacoast Banking Corp. of Florida (b)	1,342	14,400
Shore Bancshares, Inc. (b)	823	21,151
Sierra Bancorp	699	14,581
Signature Bank (a)	2,919	101,815
Simmons First National Corp., Class A	1,323	47,099
Smithtown Bancorp, Inc.	964	21,690
South Financial Group, Inc. (The)	7,286	53,406
Southside Bancshares, Inc.	1,076	27,115
Southwest Bancorp, Inc.	1,312	23,183
State Bancorp, Inc. (New York)	1,403	20,905
StellarOne Corp.	2,213	45,743
Sterling Bancorp (New York)	1,742	25,189
Sterling Bancshares, Inc.	7,323	76,525
Sterling Financial Corp. (Washington) (b)	5,195	75,328
Suffolk Bancorp	955	37,637
Sun Bancorp, Inc. (New Jersey) (a)	1,413	19,146
Susquehanna Bancshares, Inc. (b)	8,428	164,515
SVB Financial Group (a)	3,061	177,293
SY Bancorp, Inc.	1,342	41,092
Texas Capital Bancshares, Inc. (a)	2,765	57,401
Tompkins Financial Corp.	615	31,058
TowneBank (b)	2,034	44,748
TriCo Bancshares	1,279	27,537
TrustCo Bank Corp. (New York)	7,739	90,624
Trustmark Corp.	4,853	100,651
UCBH Holdings, Inc. (b)	11,297	72,414
UMB Financial Corp.	3,177	166,856
Umpqua Holdings Corp. (b)	5,889	86,627
Union Bankshares Corp.	1,227	29,448
United Bankshares, Inc.	3,711	129,885
United Community Banks, Inc. (b)	3,774	50,041
United Community Financial Corp.	2,516	12,580
United Financial Bancorp, Inc.	1,741	25,854
United Security Bancshares (California) (b)	754	12,335
Univest Corp. of Pennsylvania	1,196	44,252
ViewPoint Financial Group	1,096	19,180
W Holding Co., Inc. (b)	10,292	5,558
Washington Trust Bancorp, Inc.	1,067	28,382
Waterstone Financial, Inc. (a)	969	9,467
WesBanco, Inc.	2,602	69,265
West Bancorporation (b)	1,706	22,229
West Coast Bancorp	1,511	22,151
Westamerica Bancorp (b)	2,844	163,615
Western Alliance Bancorp (a) (b)	1,909	29,513
Westfield Financial, Inc.	3,105	31,982
See Accompanying Note to Schedule of Investments
8     E*TRADE Russell 2000 Index Fund

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)

	SHARES	VALUE

BANKS (continued)
Wilshire Bancorp, Inc.	1,625	$19,776
Wintrust Financial Corp.	2,363	69,354
WSFS Financial Corp.	612	36,720
Yadkin Valley Financial Corp.	1,123	19,046

		8,872,822
BEVERAGES — 0.2%
Boston Beer Co., Inc., Class A (a)	813	38,609
Coca-Cola Bottling Co. Consolidated	399	17,420
Farmer Brothers Co.	620	15,419
Green Mountain Coffee Roasters, Inc. (a) (b)	1,722	67,743
National Beverage Corp. (a)	928	8,231
Peet’s Coffee & Tea, Inc. (a)	1,282	35,793

		183,215
BIOTECHNOLOGY — 2.9%
Acorda Therapeutics, Inc. (a)	3,708	88,436
Affymax, Inc. (a) (b)	1,027	20,386
Affymetrix, Inc. (a)	6,805	52,671
Alexion Pharmaceuticals, Inc. (a)	7,694	302,374
AMAG Pharmaceuticals, Inc. (a) (b)	1,666	64,524
American Oriental Bioengineering, Inc. (a)	6,050	39,265
Arena Pharmaceuticals, Inc. (a)	6,710	33,550
Ariad Pharmaceuticals, Inc. (a)	6,050	14,944
ArQule, Inc. (a)	3,791	12,207
Avant Immunotherapeutics, Inc. (a) (b)	1,463	17,015
Bio-Rad Laboratories, Inc., Class A (a)	1,936	191,896
BioMimetic Therapeutics, Inc. (a)	988	10,927
Cambrex Corp. (a)	2,643	16,254
Celera Corp. (a)	7,840	121,128
Clinical Data, Inc. (a)	1,016	16,337
Cougar Biotechnology, Inc. (a) (b)	1,461	48,783
CryoLife, Inc. (a)	2,728	35,791
Cytokinetics, Inc. (a)	3,111	14,746
Enzo Biochem, Inc. (a)	2,862	31,453
Enzon Pharmaceuticals, Inc. (a) (b)	4,060	29,963
Exelixis, Inc. (a)	10,750	65,360
Genomic Health, Inc. (a)	1,259	28,516
GTX, Inc. (a) (b)	1,865	35,472
Halozyme Therapeutics, Inc. (a) (b)	5,938	43,585
Human Genome Sciences, Inc. (a)	13,851	87,954
Idera Pharmaceuticals, Inc. (a) (b)	2,014	28,337
ImmunoGen, Inc. (a)	5,079	24,938
Immunomedics, Inc. (a)	5,354	9,530
Incyte Corp. (a)	7,630	58,370
Integra LifeSciences Holdings Corp. (a)	1,745	76,832
InterMune, Inc. (a) (b)	3,097	52,990
Lexicon Pharmaceuticals, Inc. (a)	7,872	14,012
Martek Biosciences Corp. (a) (b)	3,221	101,204
Maxygen, Inc. (a)	2,249	9,513
Medivation, Inc. (a) (b)	2,498	66,097
Molecular Insight Pharmaceuticals, Inc. (a) (b)	1,733	13,309
Momenta Pharmaceuticals, Inc. (a)	2,320	30,415
Myriad Genetics, Inc. (a)	4,469	289,949
Nanosphere, Inc. (a)	1,291	11,012
Nektar Therapeutics (a) (b)	8,477	30,432
Novavax, Inc. (a)	5,112	14,825
NPS Pharmaceuticals, Inc. (a)	4,627	33,037
Omrix Biopharmaceuticals, Inc. (a)	1,263	22,658
Optimer Pharmaceuticals, Inc. (a)	2,370	18,842
Orexigen Therapeutics, Inc. (a) (b)	1,964	21,192
PDL BioPharma, Inc.	11,696	108,890
Protalix BioTherapeutics, Inc. (a)	191	426
Regeneron Pharmaceuticals, Inc. (a)	6,080	132,726
Repligen Corp. (a)	3,044	14,337
Rexahn Pharmaceuticals, Inc. (a) (b)	2,862	3,692
RTI Biologics, Inc. (a)	5,267	49,246
Sangamo BioSciences, Inc. (a) (b)	3,589	27,635
Savient Pharmaceuticals, Inc. (a)	5,316	79,262
Seattle Genetics, Inc. (WA) (a)	5,937	63,526
Sequenom, Inc. (a)	5,787	154,050
Tercica, Inc. (a)	1,668	14,912
XOMA, Ltd. (a)	12,145	25,505

		3,025,238
BUILDING MATERIALS — 0.7%
Aaon, Inc.	1,302	23,683
Apogee Enterprises, Inc.	2,957	44,444
Builders FirstSource, Inc. (a) (b)	1,423	8,524
Ceradyne, Inc. (a)	2,581	94,619
China Architectural Engineering, Inc. (a) (b)	1,827	12,953
Drew Industries, Inc. (a) (b)	1,931	33,039
Interline Brands, Inc. (a)	3,174	51,451
LSI Industries, Inc.	1,692	13,993
NCI Building Systems, Inc. (a)	1,934	61,405
Quanex Building Products Corp.	3,714	56,601
Simpson Manufacturing Co., Inc. (b)	3,648	98,824
Texas Industries, Inc. (b)	2,290	93,569
Trex Co., Inc. (a) (b)	1,552	28,107
Universal Forest Products, Inc.	1,663	58,055
US Concrete, Inc. (a) (b)	3,099	13,853

		693,120
CHEMICALS — 2.0%
Aceto Corp.	2,395	22,968
American Vanguard Corp.	1,642	24,761
Arch Chemicals, Inc.	2,437	86,026
Balchem Corp.	1,814	48,379
Ferro Corp.	4,470	89,847
H.B. Fuller Co.	4,774	99,633
Hercules, Inc. (b)	11,327	224,161
ICO, Inc. (a)	2,715	15,231
Innophos Holdings, Inc.	1,023	24,941
Innospec, Inc.	2,214	26,701
Landec Corp. (a)	2,003	16,405
Metabolix, Inc. (a) (b)	1,860	20,237
Minerals Technologies, Inc.	1,851	109,875
Myers Industries, Inc.	2,605	32,849
Newmarket Corp.	1,289	67,750
NL Industries, Inc.	632	6,491
Olin Corp.	7,644	148,294
OM Group, Inc. (a)	2,993	67,343
Penford Corp.	1,101	19,477
PolyOne Corp. (a)	9,143	58,972
Quaker Chemical Corp.	1,006	28,631
Raven Industries, Inc.	1,601	62,999
Rockwood Holdings, Inc. (a)	4,086	104,847
Schulman (A.), Inc. (b)	2,713	53,663
Sensient Technologies Corp.	4,711	132,520
ShengdaTech, Inc. (a) (b)	2,787	19,509
Solutia, Inc. (a)	9,452	132,328
Spartech Corp.	2,702	26,750
Stepan Co.	582	31,760
Symyx Technologies, Inc. (a)	3,188	31,593
W.R. Grace & Co. (a)	7,374	111,495
Westlake Chemical Corp.	1,878	39,494
Zep, Inc.	2,049	36,144
Zoltek Cos., Inc. (a) (b)	2,697	46,146

		2,068,220
COAL — 0.2%
International Coal Group, Inc. (a) (b)	12,467	77,794
James River Coal Co. (a)	2,482	54,579
National Coal Corp. (a)	2,516	13,159
Westmoreland Coal Co. (a)	931	14,710

		160,242
COMMERCIAL SERVICES — 6.0%
Aaron Rents, Inc.	4,448	120,407
ABM Industries, Inc.	4,286	93,606
ACCO Brands Corp. (a)	5,017	37,828
Actuant Corp., Class A	5,713	144,196
See Accompanying Note to Schedule of Investments
E*TRADE Russell 2000 Index Fund     9

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)

	SHARES	VALUE

COMMERCIAL SERVICES (continued)
Administaff, Inc.	2,158	$58,741
Advance America Cash Advance Centers, Inc.	4,897	14,642
Advisory Board Co. (The) (a)	1,670	50,367
Albany Molecular Research, Inc. (a)	2,359	42,674
American Public Education, Inc. (a)	1,079	52,094
Arbitron, Inc. (b)	2,673	119,456
Bankrate, Inc. (a)	1,247	48,521
BearingPoint, Inc. (a)	17,904	9,310
Bowne & Co., Inc.	2,544	29,383
Capella Education Co. (a)	1,395	59,790
Cardtronics, Inc. (a)	1,080	8,489
CBIZ, Inc. (a)	4,376	37,021
CDI Corp.	1,187	26,506
Cenveo, Inc. (a) (b)	4,991	38,381
Chemed Corp.	2,426	99,612
China Direct, Inc. (a) (b)	668	2,819
Coinstar, Inc. (a)	2,737	87,584
Consolidated Graphics, Inc. (a)	976	29,602
Corinthian Colleges, Inc. (a)	8,708	130,620
Cornell Cos., Inc. (a)	980	26,636
CorVel Corp. (a)	730	20,885
CoStar Group, Inc. (a) (b)	1,914	86,876
CRA International, Inc. (a)	975	26,793
Cross Country Healthcare, Inc. (a)	3,034	49,424
Deluxe Corp.	5,048	72,641
Dice Holdings, Inc. (a)	1,655	11,751
Dollar Financial Corp. (a)	2,375	36,551
Dollar Thrifty Automotive Group (a)	1,996	3,852
DynCorp International, Inc., Class A (a)	2,302	38,582
Electro Rent Corp.	2,111	28,351
Emergency Medical Services Corp., Class A (a)	856	25,577
Euronet Worldwide, Inc. (a)	4,619	77,276
Exlservice Holdings, Inc. (a)	1,390	12,204
Exponent, Inc. (a)	1,376	45,532
First Advantage Corp., Class A (a)	1,007	14,148
Forrester Research, Inc. (a)	1,522	44,625
Gartner, Inc., Class A (a)	5,887	133,517
Geo Group, Inc. (The) (a)	4,998	101,010
Gevity HR, Inc.	2,254	16,409
Global Cash Access Holdings, Inc. (a)	4,073	20,609
Great Lakes Dredge & Dock Co.	3,902	24,622
GSI Commerce, Inc. (a) (b)	2,301	35,619
H&E Equipment Services, Inc. (a)	1,640	15,842
Hackett Group, Inc. (The) (a)	4,036	21,956
Healthcare Services Group, Inc.	4,217	77,120
Healthspring, Inc. (a)	4,843	102,478
Heartland Payment Systems, Inc.	2,392	61,140
Heidrick & Struggles International, Inc.	1,598	48,180
Hill International, Inc. (a)	2,295	31,786
HMS Holdings Corp. (a)	2,449	58,678
Hudson Highland Group, Inc. (a)	2,399	16,673
Huron Consulting Group, Inc. (a)	2,077	118,347
ICF International, Inc. (a)	651	12,857
ICT Group, Inc. (a)	747	6,013
Interactive Data Corp.	3,586	90,439
j2 Global Communications, Inc. (a)	4,353	101,643
Jackson Hewitt Tax Service, Inc.	2,701	41,433
K12, Inc. (a)	557	14,761
Kelly Services, Inc., Class A	2,572	48,997
Kendle International, Inc. (a) (b)	1,300	58,123
Kenexa Corp. (a)	2,244	35,433
Kforce, Inc. (a)	2,987	30,497
Korn/Ferry International (a)	4,744	84,538
Landauer, Inc.	949	69,040
Learning Tree International, Inc. (a)	876	10,906
LECG Corp. (a)	2,261	18,246
Lincoln Educational Services Corp. (a)	379	5,014
Live Nation, Inc. (a)	7,428	120,854
MAXIMUS, Inc.	1,828	67,344
Mcgrath Rentcorp	2,366	68,188
Midas, Inc. (a)	1,246	17,145
Mobile Mini, Inc. (a)	3,541	68,448
Monro Muffler, Inc.	1,458	33,621
MPS Group, Inc. (a)	9,244	93,180
Multi-Color Corp.	1,097	26,207
National Research Corp.	171	5,243
Navigant Consulting Co. (a)	4,735	94,179
Net 1 UEPS Technologies, Inc. (a)	4,407	98,408
Odyssey Marine Exploration, Inc. (a) (b)	4,814	21,856
On Assignment, Inc. (a)	3,319	26,154
Parexel International Corp. (a)	5,790	165,941
PeopleSupport, Inc. (a)	1,960	22,912
Perficient, Inc. (a)	2,701	17,935
PharmaNet Development Group, Inc. (a)	1,976	14,267
PHH Corp. (a)	5,307	70,530
Pre-Paid Legal Services, Inc. (a)	756	31,193
PRG-Schultz International, Inc. (a)	1,469	13,162
Princeton Review, Inc. (a)	1,309	10,472
Protection One, Inc. (a)	602	5,304
Providence Service Corp. (The) (a)	1,113	10,907
Rent-A-Center, Inc. (a)	6,540	145,711
Resources Connection, Inc. (a)	4,460	100,484
Riskmetrics Group, Inc. (a)	2,151	42,095
Rollins, Inc.	4,252	80,703
RSC Holdings, Inc. (a) (b)	4,663	52,972
Sotheby’s (b)	6,887	138,153
Spherion Corp. (a)	5,200	25,324
Stamps.com, Inc. (a)	1,390	16,221
Standard Parking Corp. (a)	964	21,420
Starent Networks Corp. (a)	2,915	37,720
Steiner Leisure, Ltd. (a)	1,627	55,936
Stewart Enterprises, Inc., Class A (b)	8,536	67,093
SuccessFactors, Inc. (a) (b)	2,240	24,416
Team, Inc. (a)	1,809	65,341
TeleTech Holdings, Inc. (a)	3,756	46,725
TNS, Inc. (a)	2,398	46,449
TrueBlue, Inc. (a)	4,532	73,237
Universal Technical Institute, Inc. (a)	2,155	36,764
Valassis Communications, Inc. (a)	4,710	40,789
Viad Corp.	2,117	60,948
VistaPrint, Ltd. (a)	4,327	142,099
Volt Information Sciences, Inc. (a)	1,216	10,920
Watson Wyatt Worldwide Inc., Class A	4,272	212,447
World Fuel Services Corp.	2,816	64,852
Wright Express Corp. (a)	3,803	112,417

		6,299,965
COMPUTERS — 2.4%
3D Systems Corp. (a) (b)	1,714	24,425
3PAR, Inc. (a)	2,669	17,215
Black Box Corp. (b)	1,791	61,843
CACI International, Inc., Class A (a)	2,952	147,895
CIBER, Inc. (a)	5,062	35,383
Cogo Group, Inc. (a)	2,524	13,301
COMSYS IT Partners, Inc. (a)	1,616	15,708
Cray, Inc. (a)	2,993	15,504
Echelon Corp. (a) (b)	2,859	28,247
Electronics For Imaging, Inc. (a)	5,212	72,603
Extreme Networks, Inc. (a) (b)	8,840	29,791
Hutchinson Technology, Inc. (a)	2,131	24,677
Hypercom Corp. (a)	4,977	19,908
iGATE Corp. (a)	2,043	17,713
Imation Corp. (b)	2,929	66,254
Immersion Corp. (a)	2,727	15,871
Integral Systems, Inc. (a)	1,666	34,603
InterVoice, Inc. (a)	3,572	29,469
Isilon Systems, Inc. (a) (b)	2,413	10,641
Jack Henry & Associates, Inc.	7,650	155,525
Limelight Networks Inc. (a) (b)	1,797	4,493
See Accompanying Note to Schedule of Investments
10     E*TRADE Russell 2000 Index Fund

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)

	SHARES	VALUE

COMPUTERS (continued)
Magma Design Automation, Inc. (a)	3,609	$14,508
Manhattan Associates, Inc. (a)	2,376	53,080
Mastech Holdings, Inc. (a)	136	1,035
Maxwell Technologies, Inc. (a) (b)	1,788	23,852
Mentor Graphics Corp. (a)	8,897	100,981
Mercury Computer Systems, Inc. (a)	2,172	19,331
MICROS Systems, Inc. (a)	8,028	214,026
MTS Systems Corp.	1,719	72,370
NCI, Inc., Class A (a)	637	18,142
NetScout Systems, Inc. (a)	2,887	30,718
Palm, Inc. (b)	10,509	62,739
Perot Systems Corp., Class A (a)	8,477	147,076
QAD, Inc.	1,415	9,792
Quantum Corp. (a)	17,407	18,277
Quest Software, Inc. (a)	7,092	89,997
Rackable Systems, Inc. (a)	2,705	26,536
Radiant Systems, Inc. (a)	2,422	21,047
RadiSys Corp. (a)	1,957	16,830
Rimage Corp. (a)	931	12,997
Riverbed Technology, Inc. (a)	5,497	68,822
ScanSource, Inc. (a)	2,575	74,134
Secure Computing Corp. (a)	5,299	29,039
SI International, Inc. (a)	1,328	39,906
Sigma Designs, Inc. (a) (b)	2,403	34,171
Silicon Storage Technology, Inc. (a)	8,841	28,822
Smart Modular Technologies WWH, Inc. (a)	4,623	13,869
Sonic Solutions, Inc. (a)	2,060	9,064
SonicWALL, Inc. (a)	5,450	28,558
SRA International, Inc., Class A (a)	4,168	94,322
STEC, Inc. (a) (b)	2,984	22,977
Stratasys, Inc. (a) (b)	2,066	36,093
Super Micro Computer, Inc. (a)	2,167	19,525
SYKES Enterprises, Inc. (a)	3,302	72,512
Synaptics, Inc. (a) (b)	3,331	100,663
Syntel, Inc. (b)	1,161	28,445
Tyler Technologies, Inc. (a)	3,591	54,475
Virtusa Corp. (a)	429	2,793

		2,552,593
COMPUTERS, PERIPHERAL & SOFTWARE — 0.7%
Actuate Corp. (a)	5,584	19,544
Art Technology Group, Inc. (a)	12,895	45,390
Bottomline Technologies, Inc. (a)	1,903	19,791
Compellent Technologies, Inc. (a)	1,384	17,162
Data Domain, Inc. (a) (b)	3,238	72,110
Digi International, Inc. (a)	2,304	23,501
DivX, Inc. (a)	2,141	13,852
ENGlobal Corp. (a)	2,653	35,205
i2 Technologies, Inc. (a) (b)	1,427	19,250
infoGROUP, Inc.	3,116	20,597
Knot, Inc. (The) (a) (b)	2,547	21,267
Monotype Imaging Holdings Inc. (a)	1,508	16,784
Move, Inc. (a)	12,579	26,667
Ness Technologies, Inc. (a)	3,844	44,091
Netezza Corp. (a)	3,865	41,008
Netgear, Inc. (a)	3,464	51,960
Phase Forward, Inc. (a)	4,194	87,697
Raser Technologies, Inc. (a) (b)	4,416	37,536
Rightnow Technologies, Inc. (a)	2,725	34,253
Smith Micro Software, Inc. (a)	2,732	19,397
Ultimate Software Group, Inc. (a)	2,411	65,097
Vignette Corp. (a)	2,364	25,389

		757,548
COSMETICS / PERSONAL CARE — 0.2%
Chattem, Inc. (a) (b)	1,684	131,655
Elizabeth Arden, Inc. (a)	2,248	44,128
Inter Parfums, Inc.	1,190	16,130

		191,913
DISTRIBUTION / WHOLESALE — 0.8%
Beacon Roofing Supply, Inc. (a)	4,434	69,259
BMP Sunstone Corp. (a)	2,594	18,002
Brightpoint, Inc. (a)	4,516	32,515
Chindex International. Inc, (a)	1,082	11,751
Columbus McKinnon Corp. (NY) (a)	1,901	44,807
Comfort Systems USA, Inc.	3,776	50,447
Core-Mark Holding Co., Inc. (a)	845	21,117
Houston Wire & Cable Co.	1,744	29,944
MWI Veterinary Supply, Inc. (a)	1,005	39,486
Owens & Minor, Inc.	4,117	199,675
Pool Corp.	4,687	109,348
United Stationers, Inc. (a)	2,294	109,722
Watsco, Inc. (b)	2,290	115,141

		851,214
DIVERSIFED FINANCIAL SERVICES — 1.9%
Advanta Corp., Class B	3,834	31,554
Asset Acceptance Capital Corp. (a) (b)	1,472	15,515
BGC Partners, Inc., Class A	3,435	14,736
Broadpoint Securities Group, Inc. (a)	2,368	6,867
Calamos Asset Management, Inc., Class A (b)	1,811	32,453
Cohen & Steers, Inc. (b)	1,612	45,668
CompuCredit Corp. (a) (b)	1,876	7,354
Credit Acceptance Corp. (a) (b)	472	8,024
Diamond Hill Investment Group, Inc. (a)	201	18,074
Doral Financial Corp. (a) (b)	527	5,755
Duff & Phelps Corp., Class A (a)	1,061	22,313
Encore Capital Group, Inc. (a)	1,482	20,303
Epoch Holding Corp.	801	8,451
Evercore Partners, Inc., Class A (b)	808	14,528
FCStone Group, Inc. (a) (b)	2,225	40,028
Federal Agricultural Mortgage Corp., Class C	951	3,899
Financial Federal Corp.	2,389	54,756
First Marblehead Corp. (The) (b)	6,775	16,870
Friedman Billings Ramsey Group, Inc., Class A	13,050	22,185
GAMCO Investors, Inc., Class A	742	44,001
GFI Group, Inc.	6,759	31,835
Gladstone Capital Corp. (b)	1,857	28,301
Gladstone Investment Corp. (b)	2,164	14,888
Greenhill & Co., Inc. (b)	1,771	130,611
Interactive Brokers Group, Inc., Class A (a) (b)	3,980	88,237
International Assets Holding Corp. (a)	413	9,957
KBW, Inc. (a) (b)	2,630	86,632
Knight Capital Group, Inc., Class A (a)	9,211	136,875
LaBranche & Co, Inc. (a)	4,903	22,064
Ladenburg Thalmann Financial Services, Inc. (a) (b)	9,032	16,258
MarketAxess Holdings, Inc. (a)	2,862	23,096
MCG Capital Corp.	6,468	16,946
MVC Capital, Inc.	2,186	33,337
National Financial Partners Corp. (b)	3,872	58,080
Nelnet, Inc., Class A	1,614	22,919
NewStar Financial, Inc. (a) (b)	2,344	18,963
NGP Capital Resources Co. (b)	1,916	27,916
Ocwen Financial Corp. (a)	3,345	26,927
OptionsXpress Holdings, Inc.	4,239	82,321
Penson Worldwide, Inc. (a)	1,683	23,343
Phoenix Cos., Inc. (The)	11,215	103,627
Piper Jaffray Cos. (a)	1,836	79,407
Portfolio Recovery Associates, Inc. (a) (b)	1,520	73,918
Pzena Investment Management, Inc., Class A	546	5,176
Resource America, Inc., Class A	1,217	11,562
S1 Corp. (a)	4,651	28,464
Stifel Financial Corp. (a)	2,307	115,119
SWS Group, Inc.	2,386	48,102
See Accompanying Note to Schedule of Investments
E*TRADE Russell 2000 Index Fund      11

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)

	SHARES	VALUE

DIVERSIFED FINANCIAL SERVICES (continued)
Thomas Weisel Partners Group, Inc. (a)	1,988	$16,759
TradeStation Group, Inc. (a)	3,150	29,453
US Global Investors, Inc., Class A	1,089	10,944
Westwood Holdings Group, Inc.	526	24,932
World Acceptance Corp. (a)	1,615	58,140

		1,938,443
ELECTRIC — 2.1%
Allete, Inc.	2,566	114,187
Avista Corp.	5,200	112,892
Black Hills Corp.	3,765	116,979
Central Vermont Public Service Corp.	939	22,010
CH Energy Group, Inc.	1,546	67,359
Cleco Corp.	5,901	149,000
El Paso Electric Co. (a)	4,389	92,169
Empire District Electric Co. (The) (b)	3,308	70,626
EnerNOC, Inc. (a) (b)	947	9,792
IDACORP, Inc.	4,434	128,985
Integrated Electrical Services, Inc. (a)	758	13,310
ITC Holdings Corp.	4,871	252,172
MGE Energy, Inc.	2,164	76,930
NorthWestern Corp.	3,820	95,997
Ormat Technologies, Inc.	1,755	63,759
Otter Tail Corp.	3,534	108,600
Pike Electric Corp. (a)	1,638	24,128
PNM Resources, Inc.	8,652	88,596
Portland General Electric Co.	6,130	145,036
Synthesis Energy Systems, Inc. (a) (b)	1,888	9,157
U.S. Geothermal, Inc. (a) (b)	6,079	10,821
UIL Holdings Corp.	2,471	84,829
UniSource Energy Corp.	3,520	102,749
Westar Energy, Inc.	10,498	241,874

		2,201,957
ELECTRICAL COMPONENTS & EQUIPMENT — 1.2%
Advanced Battery Technologies, Inc. (a) (b)	4,072	13,153
Advanced Energy Industries, Inc. (a)	2,992	40,931
American Superconductor Corp. (a)	4,117	97,038
Beacon Power Corp. (a) (b)	8,694	12,606
Belden, Inc.	4,474	142,318
Bookham, Inc. (a)	9,876	11,160
Capstone Turbine Corp. (a) (b)	14,272	18,411
China BAK Battery, Inc. (a) (b)	2,963	10,667
Coleman Cable, Inc. (a) (b)	774	7,763
Eagle Test Systems, Inc. (a)	1,130	17,300
Encore Wire Corp. (b)	1,787	32,363
Energy Conversion Devices, Inc. (a) (b)	4,440	258,630
EnerSys (a)	2,694	53,099
Fushi Copperweld, Inc. (a) (b)	1,413	13,692
GrafTech International, Ltd. (a)	11,969	180,852
Graham Corp. (b)	486	26,293
Greatbatch, Inc. (a)	2,289	56,172
Harbin Electric, Inc. (a) (b)	614	7,276
Insteel Industries, Inc. (b)	1,685	22,899
Littelfuse, Inc. (a)	2,055	61,095
Medis Technologies, Ltd. (a)	2,022	3,640
Microtune, Inc. (a)	4,908	13,153
Orion Energy Systems, Inc. (a) (b)	793	4,449
Powell Industries, Inc. (a)	727	29,669
Power-One, Inc. (a)	6,838	9,915
PowerSecure International, Inc. (a)	1,658	10,047
Ultralife Corp. (a)	1,231	9,540
Universal Display Corp. (a) (b)	2,835	31,072
Valence Technology, Inc. (a)	4,970	17,147
Vicor Corp.	1,873	16,632

		1,228,982
ELECTRONICS — 2.8%
Actel Corp. (a)	2,347	29,291
Agilysys, Inc.	2,202	22,218
American Science & Engineering, Inc.	846	50,532
Analogig Corp.	1,313	65,335
ATMI, Inc. (a)	3,146	56,565
Axsys Technologies, Inc. (a)	855	50,394
Badger Meter, Inc.	1,429	67,092
Barnes Group, Inc.	4,688	94,791
Bel Fuse, Inc., Class B	1,096	31,203
Benchmark Electronics, Inc. (a)	6,613	93,111
Brady Corp., Class A	5,136	181,198
Checkpoint Systems, Inc. (a)	3,888	73,172
China Security & Surveillance Technology, Inc. (a) (b)	2,634	36,560
Cogent, Inc. (a)	3,867	39,521
Coherent, Inc. (a)	2,315	82,298
CTS Corp.	3,040	38,851
Cubic Corp.	1,442	35,459
Cymer, Inc. (a)	2,975	75,357
Daktronics, Inc.	3,214	53,545
Diodes, Inc. (a)	2,959	54,594
Dionex Corp. (a)	1,795	114,072
Electro Scientific Industries, Inc. (a)	2,595	36,901
FARO Technologies, Inc. (a)	1,494	30,433
FEI Co. (a) (b)	3,574	85,097
ICx Technologies, Inc. (a) (b)	1,343	10,355
II-VI, Inc. (a)	2,393	92,513
KEMET Corp. (a)	7,743	10,530
L-1 Identity Solutions, Inc. (a)	6,381	97,502
LaBarge, Inc. (a)	1,195	17,997
Measurement Specialties, Inc. (a)	1,281	22,341
Methode Electronics, Inc., Class A	3,371	30,137
Microvision, Inc. (a)	5,563	10,792
Multi-Fineline Electronix, Inc. (a) (b)	772	11,418
Newport Corp. (a)	3,528	38,032
NVE Corp. (a)	454	12,853
OSI Systems, Inc. (a)	1,575	37,028
OYO Geospace Corp. (a)	372	14,612
Park Electrochemical Corp.	1,994	48,335
Photon Dynamics, Inc. (a)	1,740	26,709
Plexus Corp. (a)	4,156	86,029
Rofin-Sinar Technologies, Inc. (a)	3,036	92,932
Rogers Corp. (a)	1,757	64,974
Sanmina-SCI Corp. (a)	52,042	72,859
Stoneridge, Inc. (a)	1,309	14,726
Taser International, Inc. (a)	6,266	44,802
Technitrol, Inc.	4,012	59,337
TTM Technologies, Inc. (a)	3,890	38,589
Varian, Inc. (a)	2,894	124,153
Watts Water Technologies, Inc., Class A	2,986	81,667
Woodward Governor Co.	5,879	207,352
Zygo Corp. (a)	1,507	18,958

		2,885,122
ENERGY — ALTERNATE SOURCES — 0.3%
Akeena Solar, Inc. (a) (b)	2,048	7,762
Ascent Solar Technologies, Inc. (a) (b)	731	4,444
Aventine Renewable Energy Holdings, Inc. (a)	2,775	8,769
Clean Energy Fuels Corp. (a) (b)	2,136	30,224
Comverge, Inc. (a) (b)	2,139	9,839
Ener1, Inc. (a) (b)	3,521	27,499
Evergreen Energy, Inc. (a) (b)	7,715	7,252
Evergreen Solar, Inc. (a) (b)	14,364	79,289
FuelCell Energy, Inc. (a) (b)	6,109	36,837
Greenhunter Energy, Inc. (a) (b)	420	5,985
Greenhunter Energy, Inc. Warrants, Expiring 09/15/11 (b)	42	—
GT Solar International, Inc. (a)	3,037	32,951
Headwaters, Inc. (a)	4,116	54,949
Pacific Ethanol, Inc. (a)	3,280	4,559
Plug Power, Inc. (a) (b)	7,853	7,774
See Accompanying Note to Schedule of Investments
12      E*TRADE Russell 2000 Index Fund

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)

	SHARES	VALUE

ENERGY — ALTERNATE SOURCES (continued)
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	6,799	$8,771
VeraSun Energy Corp. (a) (b)	10,057	31,478

		358,382
ENGINEERING & CONSTRUCTION — 0.7%
Dycom Industries, Inc. (a)	4,101	53,395
EMCOR Group, Inc. (a) (b)	6,940	182,661
Granite Construction, Inc.	3,245	116,236
Insituform Technologies, Inc., Class A (a)	2,515	37,624
Layne Christensen Co. (a)	1,879	66,573
Michael Baker Corp. (a)	665	23,142
Orion Marine Group, Inc. (a)	2,114	22,176
Perini Corp. (a)	5,038	129,930
Stanley, Inc. (a)	884	32,628
Sterling Constrution Co., Inc. (a)	1,130	18,306
VSE Corp. (b)	392	13,222

		695,893
ENTERTAINMENT — 0.7%
Bally Technologies, Inc. (a)	5,594	169,386
Bluegreen Corp. (a)	1,284	8,872
Churchill Downs, Inc.	871	42,662
Cinemark Holdings, Inc. (b)	2,988	40,637
Dover Downs Gaming & Entertainment, Inc.	1,349	10,495
Dover Motorsports, Inc. (b)	1,486	8,099
Elixir Gaming Technologies, Inc. (a) (b)	6,637	2,190
Great Wolf Resorts, Inc. (a) (b)	2,829	10,354
Isle of Capri Casinos, Inc. (a)	1,530	13,801
Macrovision Solutions Corp. (a)	8,082	124,302
National CineMedia, Inc.	4,302	47,537
Pinnacle Entertainment, Inc. (a) (b)	5,877	44,430
RealNetworks, Inc. (a)	8,943	45,430
Rick’s Cabaret International, Inc. (a)	591	5,804
Shuffle Master, Inc. (a)	5,410	27,537
Six Flags, Inc. (a)	6,505	4,488
Speedway Motorsports, Inc.	1,284	25,012
Steinway Musical Instruments (a)	740	20,957
Vail Resorts, Inc. (a) (b)	3,066	107,157

		759,150
ENVIRONMENTAL CONTROL — 1.0%
American Ecology Corp.	1,629	45,074
Calgon Carbon Corp. (a)	4,010	81,644
Casella Waste Systems, Inc., Class A (a)	2,037	23,914
Clean Harbors, Inc. (a)	1,936	130,777
Darling International, Inc. (a)	7,988	88,747
Energy Recovery, Inc. (a)	1,487	14,260
EnergySolutions, Inc.	3,254	32,540
Fuel Tech, Inc. (a) (b)	1,891	34,208
Met-Pro Corp.	1,474	21,506
Metalico, Inc. (a) (b)	2,370	13,983
Mine Safety Appliances Co.	3,039	115,847
Rentech, Inc. (a)	15,778	20,985
Tetra Tech, Inc. (a)	5,768	138,778
Waste Connections, Inc. (a)	6,649	228,061
Waste Services, Inc. (a)	2,377	17,614

		1,007,938
FOOD — 2.0%
American Dairy, Inc. (a) (b)	632	6,402
Arden Group, Inc., Class A	117	17,038
B&G Foods, Inc., Class A	1,970	14,086
Cal-Maine Foods, Inc. (b)	1,162	31,885
Calavo Growers, Inc.	1,016	12,659
Chiquita Brands International, Inc. (a)	4,244	67,098
Diamond Foods, Inc.	1,573	44,091
Flowers Foods, Inc. (b)	7,741	227,276
Fresh Del Monte Produce, Inc. (a)	4,111	91,264
Great Atlantic & Pacific Tea Co. (a) (b)	3,457	37,405
Hain Celestial Group, Inc. (a)	3,972	109,349
HQ Sustainable Maritime Industries, Inc. (a)	653	3,304
Imperial Sugar Co.	1,048	14,190
Ingles Markets, Inc., Class A	1,148	26,209
J&J Snack Foods Corp. (b)	1,295	43,913
Lance, Inc.	2,752	62,443
Lifeway Foods, Inc. (a)	473	5,534
M&F Worldwide Corp. (a) (b)	1,248	49,920
Nash Finch Co. (b)	1,237	53,339
Pilgrim’s Pride Corp. (b)	4,421	11,008
Ralcorp Holdings, Inc. (a)	5,628	379,383
Ruddick Corp.	4,126	133,889
Sanderson Farms, Inc.	1,987	73,002
Seaboard Corp.	31	38,967
Smart Balance, Inc. (a)	6,140	40,278
Spartan Stores, Inc.	2,054	51,104
Tootsie Roll Industries, Inc. (b)	2,332	67,426
TreeHouse Foods, Inc. (a)	3,059	90,852
United Natural Foods, Inc. (a) (b)	4,203	105,033
Village Super Market, Class A	290	13,824
Weis Markets, Inc.	1,144	41,195
Winn-Dixie Stores, Inc. (a)	5,300	73,670
Zhongpin, Inc. (a) (b)	1,808	19,219

		2,056,255
FOREST PRODUCTS & PAPER — 0.5%
AbitibiBowater, Inc. (a) (b)	4,794	18,553
Boise, Inc. (a) (b)	4,032	6,290
Buckeye Technologies, Inc. (a)	3,504	28,698
Deltic Timber Corp.	1,075	68,531
Glatfelter	4,434	60,036
Kapstone Paper and Packaging Corp. (a) (b)	1,757	11,157
Louisiana-Pacific Corp.	10,124	94,153
Mercer International, Inc. (a)	2,938	10,753
Neenah Paper, Inc.	1,366	27,047
Rock-Tenn Co., Class A	3,736	149,365
Schweitzer-Mauduit International, Inc.	1,432	27,194
Verso Paper Corp.	1,372	3,622
Wausau Paper Corp.	4,099	41,523
Xerium Technologies, Inc.	1,829	11,779

		558,701
GAS — 0.4%
Chesapeake Utilities Corp.	667	22,151
EnergySouth, Inc.	730	44,844
Laclede Group, Inc. (The)	2,139	103,720
Nicor, Inc. (b)	4,520	200,462

		371,177
HAND / MACHINE TOOLS — 0.4%
Baldor Electric Co. (b)	4,520	130,221
Franklin Electric Co., Inc. (b)	2,241	99,837
K-Tron International, Inc. (a)	237	30,533
Regal-Beloit Corp.	3,153	134,066
Thermadyne Holdings Corp. (a)	1,311	21,854

		416,511
HEALTH CARE — 5.7%
Abiomed, Inc. (a)	3,405	60,439
Accuray, Inc. (a) (b)	3,537	28,544
Air Methods Corp. (a)	962	27,234
Alliance Imaging, Inc. (a)	2,352	24,155
Almost Family, Inc. (a)	623	24,640
Alphatec Holdings, Inc. (a)	2,444	11,242
Amedisys, Inc. (a) (b)	2,596	126,364
American Medical Systems Holdings, Inc. (a) (b)	7,132	126,664
AMERIGROUP Corp. (a)	5,248	132,512
AMN Healthcare Services, Inc. (a)	3,199	56,206
AmSurg Corp. (a)	3,085	78,575
Angiodynamics, Inc. (a)	2,370	37,446
Apria Healthcare Group, Inc. (a)	4,300	78,432
See Accompanying Note to Schedule of Investments
E*TRADE Russell 2000 Index Fund      13

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)

	SHARES	VALUE

HEALTH CARE (continued)
ArthroCare Corp. (a) (b)	2,543	$70,492
Assisted Living Concepts Inc., Class A (a)	5,061	32,239
athenahealth, Inc. (a) (b)	2,024	67,338
Atrion Corp.	147	15,145
Bio-Reference Labs, Inc. (a)	1,155	33,380
Bruker Corp. (a)	4,948	65,957
Caliper Life Sciences, Inc. (a)	4,684	13,115
Cantel Medical Corp. (a)	1,062	10,216
Capital Senior Living Corp. (a)	2,017	15,329
Cardiac Science Corp. (a)	1,906	19,746
CardioNet, Inc. (a)	440	10,982
Centene Corp. (a)	4,438	91,023
Cepheid, Inc. (a)	5,580	77,171
Columbia Laboratories, Inc. (a)	4,589	12,023
Conceptus, Inc. (a)	3,024	50,138
CONMED Corp. (a)	2,808	89,856
Cyberonics, Inc. (a)	2,428	41,276
Cynosure, Inc., Class A (a)	956	17,151
Datascope Corp.	1,289	66,551
DexCom, Inc. (a)	2,571	15,914
Emeritus Corp. (a) (b)	1,929	48,032
Ensign Group, Inc.	832	14,219
ev3, Inc. (a)	6,890	69,176
Exactech, Inc. (a)	690	15,346
Five Star Quality Care, Inc. (a) (b)	3,119	11,696
Genoptix, Inc. (a)	815	26,626
Gentiva Health Services, Inc. (a)	2,488	67,027
Haemonetics Corp. (Mass) (a)	2,521	155,596
Hanger Orthopedic Group, Inc. (a)	2,250	39,263
Hansen Medical, Inc. (a) (b)	1,671	22,458
HEALTHSOUTH Corp. (a)	8,997	165,815
Healthways, Inc. (a)	3,445	55,568
ICU Medical, Inc. (a)	1,191	36,218
Immucor, Inc. (a)	7,013	224,135
Insulet Corp. (a)	1,797	25,014
Invacare Corp.	3,144	75,896
IRIS International, Inc. (a)	1,804	32,292
Kensey Nash Corp. (a)	708	22,274
Kindred Healthcare, Inc. (a)	2,670	73,612
LHC Group, Inc. (a)	1,337	38,078
Life Sciences Research, Inc. (a)	855	29,925
Luminex Corp. (a)	4,215	105,417
Magellan Health Services, Inc. (a)	3,969	162,967
Masimo Corp. (a)	4,711	175,249
Medcath Corp. (a)	1,559	27,937
Medical Action Industries, Inc. (a)	1,278	16,780
Mentor Corp. (b)	3,452	82,365
Meridian Bioscience, Inc.	3,936	114,301
Merit Medical Systems, Inc. (a)	2,763	51,862
Micrus Endovascular Corp. (a)	1,383	19,293
Molina Healthcare, Inc. (a) (b)	1,454	45,074
National Healthcare Corp. (b)	832	39,204
Natus Medical, Inc. (a)	2,702	61,227
Nighthawk Radiology Holdings, Inc. (a)	1,943	14,028
NuVasive, Inc. (a)	3,637	179,413
NxStage Medical, Inc. (a)	1,862	7,858
Odyssey HealthCare, Inc. (a)	3,114	31,607
OraSure Technologies, Inc. (a)	4,258	20,949
Orthofix International NV (a)	1,675	31,205
Orthovita, Inc. (a)	6,490	16,874
Palomar Medical Technologies, Inc. (a)	1,701	22,895
PSS World Medical, Inc. (a)	6,334	123,513
Psychiatric Solutions, Inc. (a) (b)	5,549	210,585
Quidel Corp. (a)	2,647	43,437
Radnet, Inc. (a) (b)	2,090	8,381
RehabCare Group, Inc. (a)	1,604	29,032
Res-Care, Inc. (a)	2,483	45,042
Sirona Dental Systems, Inc. (a)	1,544	35,944
Skilled Healthcare Group, Inc., Class A (a)	1,751	27,823
Somanetics Corp. (a) (b)	1,260	27,556
SonoSite, Inc. (a)	1,718	53,945
Spectranetics Corp. (a)	2,838	13,140
Stereotaxis, Inc. (a) (b)	2,412	14,593
STERIS Corp.	5,873	220,707
Sun Healthcare Group, Inc. (a)	4,308	63,155
Sunrise Senior Living, Inc. (a)	4,399	60,662
SurModics, Inc. (a) (b)	1,510	47,550
Symmetry Medical, Inc. (a)	3,551	65,907
Synovis Life Technologies, Inc. (a)	1,221	22,979
Thoratec Corp. (a)	5,340	140,175
TomoTherapy, Inc. (a) (b)	4,013	18,380
Trans1, Inc. (a) (b)	1,195	11,819
Triple-S Management Corp., Class B (a) (b)	1,260	20,525
U.S. Physical Therapy, Inc. (a)	1,162	20,172
Virtual Radiologic Corp. (a) (b)	399	3,256
Vision-Sciences, Inc. (a) (b)	1,649	6,580
Vital Images, Inc. (a)	1,639	24,585
Vital Signs, Inc.	788	58,233
Vnus Medical Technologies, Inc. (a)	1,275	26,686
Volcano Corp. (a)	4,626	79,984
West Pharmaceutical Services, Inc.	3,169	154,711
Wright Medical Group, Inc. (a)	3,643	110,893
Zoll Medical Corp. (a)	2,048	67,011

		5,959,227
HOME BUILDERS — 0.5%
Amrep Corp. (a)	158	6,701
Beazer Homes USA, Inc. (b)	3,523	21,068
Brookfield Homes Corp. (b)	1,041	14,949
Cavco Industries, Inc. (a)	634	22,919
Champion Enterprises, Inc. (a)	7,098	39,394
Fleetwood Enterprises, Inc. (a)	6,028	6,149
Hovnanian Enterprises, Inc., Class A (a) (b)	4,186	33,446
M/I Homes, Inc.	1,403	31,960
Meritage Homes Corp. (a)	3,138	77,509
Palm Harbor Homes, Inc. (a)	891	8,830
Ryland Group, Inc. (b)	4,153	110,138
Skyline Corp.	644	17,021
Standard-Pacific Corp. (a)	12,679	62,254
Winnebago Industries	2,624	33,902

		486,240
HOME FURNISHINGS — 0.4%
American Woodmark Corp. (b)	1,089	24,448
Audiovox Corp., Class A (a)	1,535	14,383
DTS, Inc. (a)	1,718	47,812
Ethan Allen Interiors, Inc. (b)	2,412	67,584
Furniture Brands International, Inc.	4,293	45,162
Hooker Furniture Corp.	1,097	19,472
Kimball International, Inc., Class B	3,129	33,793
La-Z-Boy, Inc.	5,148	47,979
Sealy Corp. (b)	4,123	26,635
Tempur-Pedic International, Inc. (b)	7,637	89,811
Universal Electonics, Inc. (a)	1,299	32,449

		449,528
HOUSEHOLD PRODUCTS / WARE — 0.6%
American Greetings Corp., Class A	4,994	76,358
Blyth, Inc.	2,130	24,154
Central Garden & Pet Co., Class A (a)	6,293	37,443
CSS Industries, Inc.	722	18,584
Ennis, Inc.	2,359	36,470
Fossil, Inc. (a) (b)	4,446	125,511
Helen of Troy, Ltd. (a)	3,088	70,314
Libbey, Inc.	1,327	11,293
National Presto Industries, Inc.	440	32,780
Prestige Brands Holdings, Inc. (a)	3,087	27,413
Russ Berrie & Co., Inc. (a)	1,533	11,758
Spectrum Brands, Inc. (a)	3,426	4,762
Standard Register Co. (The)	1,686	16,607
Tupperware Brands Corp.	6,339	175,147

		668,594
See Accompanying Note to Schedule of Investments
14       E*TRADE Russell 2000 Index Fund

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)

	SHARES	VALUE

INSURANCE — 3.7%
AMBAC Financial Group, Inc. (b)	28,119	$65,517
AmCOMP, Inc. (a)	1,232	14,291
American Equity Investment Life Holding Co.	5,242	39,315
American Physicians Capital, Inc.	749	31,705
American Safety Insurance Holdings, Ltd. (a)	1,039	15,699
Amerisafe, Inc. (a)	1,733	31,541
AmTrust Financial Services, Inc.	1,552	21,092
Argo Group International Holdings, Ltd. (a)	3,009	110,882
Aspen Insurance Holdings, Ltd.	8,551	235,153
Assured Guaranty, Ltd. (b)	5,467	88,893
Baldwin & Lyons, Inc., Class B	764	18,313
CastlePoint Holdings, Ltd.	3,278	36,484
Citizens, Inc. (a) (b)	3,740	30,743
CNA Surety Corp. (a)	1,483	24,766
Crawford & Co., Class B (a) (b)	2,420	37,873
Darwin Professional Underwriters, Inc. (a)	708	22,026
Delphi Financial Group, Inc., Class A (b)	4,225	118,469
Donegal Group, Inc., Class A	1,227	22,246
eHealth, Inc. (a)	2,443	39,088
EMC Insurance Group, Inc.	549	16,185
Employers Holdings, Inc.	4,844	84,189
Enstar Group Ltd. (a)	571	55,593
FBL Financial Group, Inc., Class A	1,327	37,010
First Acceptance Corp. (a)	1,552	5,277
First Mercury Financial Corp. (a)	1,424	20,292
Flagstone Reinsurance Holdings, Ltd.	2,952	30,317
Fpic Insurance Group, Inc. (a)	810	41,626
Greenlight Capital Re, Ltd., Class A (a) (b)	2,823	64,901
Hallmark Financial Services (a)	423	3,845
Harleysville Group, Inc.	1,311	49,556
Hilb, Rogal & Hobbs Co.	3,567	166,722
Horace Mann Educators Corp.	4,068	52,355
Independence Holding Co.	582	6,722
Infinity Property & Casualty Corp.	1,521	62,665
IPC Holdings, Ltd. (b)	5,013	151,443
Kansas City Life Insurance Co. (b)	428	19,688
LandAmerica Financial Group, Inc. (b)	1,447	35,090
Life Partners Holdings, Inc. (b)	580	20,863
Maiden Holdings, Ltd. (b)	4,816	20,950
Max Capital Group, Ltd.	5,534	128,555
Meadowbrook Insurance Group, Inc.	5,673	40,051
Montpelier Re Holdings, Ltd. (b)	9,153	151,116
National Interstate Corp. (b)	488	11,727
National Western Life Insurance Co., Class A	226	54,708
Navigators Group, Inc. (a)	1,291	74,878
NYMAGIC, Inc.	547	13,812
Odyssey Re Holdings Corp.	2,414	105,733
Platinum Underwriters Holdings, Ltd. (b)	4,796	170,162
PMA Capital Corp., Class A (a)	2,991	26,381
PMI Group, Inc. (The) (b)	7,961	23,485
Presidential Life Corp.	1,991	31,438
Primus Guaranty, Ltd. (a) (b)	2,283	5,981
ProAssurance Corp. (a)	3,142	175,952
Quanta Capital Holdings, Ltd.	6,875	18,975
Radian Group, Inc. (b)	7,884	39,735
RLI Corp.	1,829	113,563
Safety Insurance Group, Inc.	1,628	61,750
SeaBright Insurance Holdings, Inc. (a)	1,918	24,934
Selective Insurance Group	5,225	119,757
State Auto Financial Corp.	1,330	38,663
Stewart Information Services Corp.	1,586	47,184
Tower Group, Inc.	2,022	47,638
United America Indemnity, Ltd., Class A (a)	1,845	26,254
United Fire & Casualty Co.	2,231	63,784
Universal American Corp. (a)	3,855	46,992
Validus Holdings, Ltd.	6,316	146,847
Zenith National Insurance Corp.	3,645	133,553

		3,892,993
INTERNET COMPANIES — 2.2%
1-800-Flowers.Com, Inc., Class A (a)	2,325	13,997
Ariba, Inc. (a)	8,380	118,409
AsiaInfo Holdings, Inc. (a)	3,395	31,166
Bidz.com, Inc. (a) (b)	567	4,910
Blue Coat Systems, Inc. (a)	3,316	47,054
Blue Nile, Inc. (a) (b)	1,336	57,274
China Information Security Technology, Inc. (a)	2,246	10,556
Chordiant Software, Inc. (a)	2,942	15,092
Cogent Communications Group, Inc. (a) (b)	4,663	35,998
comScore, Inc. (a)	1,762	31,064
Constant Contact, Inc. (a)	1,992	34,003
CyberSource Corp. (a)	6,762	108,936
DealerTrack Holdings, Inc. (a)	4,179	70,374
Digital River, Inc. (a)	3,639	117,904
Drugstore.Com (a)	8,190	19,247
EarthLink, Inc. (a) (b)	10,757	91,435
Entrust, Inc. (a)	6,006	12,913
eResearch Technology, Inc. (a)	4,237	50,463
Global Sources, Ltd. (a)	1,593	16,040
HSW International, Inc. (a)	1,253	3,258
iBasis, Inc.	3,059	10,676
Infospace, Inc.	3,443	37,357
Internap Network Services Corp. (a) (b)	4,344	15,117
Internet Brands, Inc., Class A (a)	2,173	15,146
Internet Capital Group, Inc. (a)	3,564	28,904
Interwoven, Inc. (a)	4,464	63,032
Keynote Systems, Inc. (a)	1,122	14,867
Liquidity Services, Inc. (a)	1,433	15,548
LoopNet, Inc. (a)	2,929	28,792
Mercadolibre, Inc. (a) (b)	2,497	50,814
ModusLinc Global Solutions, Inc. (a)	4,804	46,166
NetFlix, Inc. (a) (b)	4,126	127,411
NIC, Inc.	3,550	24,495
NutriSystem, Inc. (b)	2,994	53,054
Online Resources Corp. (a)	2,412	18,741
Orbitz Worldwide, Inc. (a)	3,310	19,430
Overstock.Com, Inc. (a) (b)	1,518	30,072
PC-Tel, Inc.	2,045	19,059
Rackspace Hosting, Inc. (a)	1,734	16,941
Safeguard Scientifics, Inc. (a)	11,148	13,935
Sapient Corp. (a)	8,606	63,943
Shutterfly, Inc. (a)	1,928	18,528
Sourcefire, Inc. (a)	1,962	14,303
SupportSoft, Inc. (a)	4,535	13,605
TechTarget (a)	1,363	9,541
TeleCommunication Systems, Inc., Class A (a)	3,298	22,789
Terremark Worldwide, Inc. (a)	4,932	33,883
TheStreet.com, Inc.	1,735	10,393
thinkorswim Group, Inc. (a)	4,823	40,176
TIBCO Software, Inc. (a)	18,278	133,795
United Online, Inc.	7,470	70,293
Valueclick, Inc. (a)	8,672	88,715
Vasco Data Security International, Inc. (a)	2,323	24,066
Vocus, Inc. (a)	1,574	53,453
Websense, Inc. (a)	4,424	98,876
Website Pros, Inc. (a)	2,708	14,623

		2,250,632
INVESTMENT COMPANIES — 0.3%
Ampal-American Israel Corp., Class A (a) (b)	1,611	4,978
Ares Capital Corp. (b)	9,524	99,335
BlackRock Kelso Capital Corp.	971	11,196
Compass Diversified Trust	2,386	33,261
Fifth Street Finance Corp.	1,000	10,050
Harris & Harris Group, Inc. (a)	2,285	14,578
Hercules Technology Growth Capital, Inc.	3,152	30,574
Kohlberg Capital Corp.	1,353	11,622
Medallion Financial Corp.	1,455	15,234
Prospect Capital Corp. (b)	2,575	32,986

		263,814
See Accompanying Note to Schedule of Investments
E*TRADE Russell 2000 Index Fund      15

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)

	SHARES	VALUE

IRON / STEEL — 0.1%
China Precision Steel, Inc. (a) (b)	1,682	$5,601
General Steel Holdings, Inc. (a) (b)	1,055	7,533
Gibraltar Industries, Inc. (b)	2,635	49,301
Olympic Steel, Inc.	885	26,099
Sutor Technology Group, Ltd. (a)	747	2,458
Universal Stainless & Alloy Products, Inc. (a)	612	15,637

		106,629
LEISURE TIME — 0.6%
Ambassadors Group, Inc.	1,871	29,768
Brunswick Corp. (b)	8,586	109,815
Callaway Golf Co.	6,778	95,366
Life Time Fitness, Inc. (a) (b)	3,413	106,725
Marine Products Corp.	1,140	9,462
Nautilus, Inc. (a)	2,909	13,294
Polaris Industries, Inc. (b)	3,230	146,933
Town Sports International Holdings, Inc. (a)	1,498	9,138
WMS Industries, Inc. (a)	4,301	131,482

		651,983
LODGING — 0.2%
Ameristar Casinos, Inc.	2,271	32,225
Gaylord Entertainment Co. (a)	4,004	117,597
Lodgian, Inc. (a)	1,728	13,478
Marcus Corp.	1,951	31,372
Monarch Casino & Resort, Inc. (a)	1,107	12,609
Morgans Hotel Group Co. (a)	2,645	28,857
Riviera Holdings Corp. (a)	937	6,887

		243,025
MACHINERY — 1.7%
Alamo Group, Inc.	606	10,332
Albany International Corp., Class A	2,909	79,503
Altra Holdings, Inc. (a)	2,588	38,199
Applied Industrial Technologies, Inc.	4,146	111,652
Astec Industries, Inc. (a)	1,690	52,103
Briggs & Stratton Corp.	4,858	78,602
Cascade Corp.	888	38,903
Chart Industries, Inc. (a)	2,776	79,283
Cognex Corp.	4,107	82,797
DXP Enterprises, Inc. (a)	351	18,712
Flow International Corp. (a)	3,436	17,455
Gehl Co. (a)	991	29,165
Gerber Scientific, Inc. (a)	2,094	19,139
Gorman-Rupp Co. (The)	1,436	54,166
Hurco Cos., Inc. (a)	514	15,199
Intermec, Inc. (a)	6,034	118,508
Intevac, Inc. (a)	2,052	21,833
iRobot Corp. (a)	1,754	25,994
Kadant, Inc. (a)	1,261	28,713
Key Technology, Inc. (a)	551	13,059
Lindsay Corp. (b)	1,168	84,972
Middleby Corp. (a) (b)	1,662	90,263
NACCO Industries, Inc., Class A	582	55,011
Nordson Corp.	3,445	169,184
Presstek, Inc. (a) (b)	2,704	15,251
Robbins & Myers, Inc.	2,749	85,027
Sauer-Danfoss, Inc.	956	23,604
Tecumseh Products Co., Class A (a)	1,597	39,989
Tennant Co.	1,662	56,940
TurboChef Technologies, Inc. (a)	1,813	11,150
Twin Disc, Inc.	842	11,586
Wabtec Corp.	4,771	244,418

		1,820,712
MANUFACTURERS — 0.5%
AZZ, Inc. (a)	1,214	50,223
China Fire & Security Group, Inc. (a) (b)	1,372	14,420
Colfax Corp. (a) (b)	2,113	35,308
EnPro Industries, Inc. (a)	2,023	75,175
Federal Signal Corp.	4,705	64,459
Flanders Corp. (a)	1,576	9,929
Freightcar America, Inc.	1,130	33,075
Lancaster Colony Corp.	2,018	75,998
LSB Industries, Inc. (a)	1,702	23,573
Lydall, Inc. (a)	1,626	15,658
Park-Ohio Holdings Corp. (a)	739	13,221
PMFG, Inc. (a)	1,298	18,808
Polypore International, Inc. (a)	1,460	31,405
Tredegar Corp.	2,489	44,279

		505,531
MANUFACTURING — 0.6%
Acuity Brands, Inc.	4,152	173,388
American Railcar Industries, Inc.	903	14,484
Blount International, Inc. (a)	3,509	39,055
ESCO Technologies, Inc. (a)	2,543	122,496
GenTek, Inc. (a) (b)	798	20,517
Hexcel Corp. (a)	9,812	134,326
Koppers Holdings, Inc.	2,042	76,391
Reddy Ice Holdings, Inc. (b)	2,011	7,340
Smith & Wesson Holding Corp. (a)	2,888	10,801
Standex International Corp.	1,147	31,829

		630,627
MEDIA — 0.7%
AH Belo Corp., Class A	1,503	7,755
Belo Corp., Class A	8,736	52,067
Charter Communications, Inc., Class A (a) (b)	36,293	26,494
Citadel Broadcasting Corp. (a) (b)	17,948	13,999
CKX, Inc. (a)	5,157	31,767
Courier Corp.	929	18,914
Cox Radio, Inc., Class A (a)	2,778	29,336
Crown Media Holdings, Inc., Class A (a) (b)	1,295	6,514
Cumulus Media, Inc., Class A (a)	2,618	11,153
DG FastChannel, Inc. (a)	1,452	31,828
DMRC Corp. (a)	567	8,827
Dolan Media (a)	2,549	25,719
Entercom Communications Corp., Class A	2,743	13,770
Entravision Communication Corp., Class A (a)	5,657	15,217
Fisher Communications, Inc.	575	22,655
GateHouse Media, Inc. (b)	2,175	1,066
Global Traffic Network, Inc. (a)	1,160	10,753
Gray Television, Inc.	3,978	6,842
Idearc, Inc. (b)	14,448	18,060
Journal Communications, Inc., Class A	3,880	18,934
Lee Enterprises, Inc. (b)	4,089	14,312
Lin TV Corp., Class A (a)	2,561	13,215
Martha Stewart Living Omnimedia, Class A (a)	2,471	21,028
McClatchy Co., Class A (b)	5,576	24,534
Media General Inc., Class A	1,963	24,400
Mediacom Communications Corp., Class A (a)	4,338	25,681
Outdoor Channel Holdings, Inc. (a)	1,577	13,878
Playboy Enterprises, Inc., Class B (a)	1,975	7,782
PRIMEDIA, Inc.	2,469	6,000
R.H. Donnelley Corp. (a) (b)	6,743	13,419
RHI Entertainment, Inc. (a)	1,351	20,130
Scholastic Corp.	2,358	60,553
Sinclair Broadcast Group, Inc., Class A	5,136	25,885
TiVo, Inc. (a)	9,989	73,119
Value Line, Inc.	119	3,985
Westwood One, Inc. (a)	6,545	3,600
World Wrestling Entertainment, Inc., Class A	1,986	30,704

		753,895
See Accompanying Note to Schedule of Investments
16       E*TRADE Russell 2000 Index Fund

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)

	SHARES	VALUE

METAL FABRICATE / HARDWARE — 0.8%
AM Castle & Co.	1,617	$27,942
Ampco-Pittsburgh Corp.	811	21,005
CIRCOR International, Inc.	1,649	71,616
Dynamic Materials Corp.	1,235	28,664
Furmanite Corp. (a)	3,570	37,164
Haynes International, Inc. (a)	1,217	56,992
Kaydon Corp. (b)	2,713	122,248
Ladish Co., Inc. (a)	1,370	27,743
Lawson Products	375	10,369
LB Foster Co., Class A (a)	1,104	33,584
Mueller Water Products, Inc., Class A (b)	11,286	101,348
NN, Inc.	1,554	19,969
Northwest Pipe Co. (a)	823	35,899
Omega Flex, Inc.	305	6,878
RBC Bearings, Inc. (a)	2,135	71,928
Sun Hydraulics Corp.	1,027	26,743
TriMas Corp. (a)	1,235	8,102
Worthington Industries, Inc.	6,305	94,197

		802,391
METALS — DIVERSIFIED — 0.4%
Ameron International Corp.	898	64,342
Griffon Corp. (a) (b)	4,369	39,408
Gulf Island Fabrication, Inc.	1,192	41,088
Matthews International Corp., Class A	3,057	155,112
Mueller Industries, Inc.	3,637	83,687
RTI International Metals, Inc. (a) (b)	2,254	44,088

		427,725
MINING — 0.7%
Allied Nevada Gold Corp. (a)	4,413	25,242
AMCOL International Corp.	2,528	79,025
Apex Silver Mines Ltd. (a) (b)	5,452	9,377
Brush Engineered Materials, Inc. (a)	1,999	37,121
Coeur d’Alene Mines Corp. (a) (b)	54,004	82,626
Compass Minerals International, Inc.	3,313	173,568
General Moly, Inc. (a) (b)	6,149	26,748
Hecla Mining Co. (a) (b)	12,487	58,439
Horsehead Holding Corp. (a)	3,423	20,196
Kaiser Aluminum Corp.	1,545	66,358
Royal Gold, Inc.	2,866	103,061
Stillwater Mining Co. (a) (b)	3,855	22,398
United States Lime & Minerals, Inc. (a)	174	6,701
Uranium Resources, Inc. (a)	4,812	8,132
USEC, Inc. (a) (b)	10,898	58,958

		777,950
OFFICE / BUSINESS EQUIPMENT — 0.4%
Herman Miller, Inc.	5,501	134,609
HNI Corp. (b)	4,356	110,381
IKON Office Solutions, Inc.	7,939	135,042
Knoll, Inc.	4,951	74,859

		454,891
OIL & GAS — 0.8%
Abraxas Petroleum Corp. (a)	4,115	10,740
American Oil & Gas, Inc. (a)	3,596	9,386
Arena Resources, Inc. (a)	3,796	147,475
BMB Munai, Inc. (a) (b)	3,658	15,181
Cano Petroleum, Inc. (a)	3,792	8,760
Cheniere Energy, Inc. (a)	4,758	10,706
Complete Production Services, Inc. (a)	4,706	94,732
CVR Energy, Inc. (a) (b)	2,254	19,204
Delek US Holdings, Inc.	1,084	10,049
Double Eagle Petroleum Co. (a)	799	11,410
Endeavour International Corp. (a)	11,145	14,711
Energy XXI (Bermuda) Ltd. (b)	12,259	37,267
Geoglobal Resources, Inc. (a) (b)	2,779	7,003
GeoMet, Inc. (a)	1,667	9,068
GeoResources, Inc. (a)	538	6,165
GMX Resources, Inc. (a) (b)	1,671	79,874
Gran Tierra Energy, Inc. (a) (b)	9,357	34,714
Gulfport Energy Corp. (a) (b)	2,570	25,829
Houston American Energy Corp.	1,461	9,234
Mitcham Industries, Inc. (a)	960	9,686
Northern Oil and Gas, Inc. (a)	1,921	15,618
Oilsands Quest, Inc. (a) (b)	16,170	48,348
Panhandle Oil & Gas, Inc.	717	20,528
Quest Resource Corp. (a)	1,964	5,224
RAM Energy Resources, Inc. (a)	3,532	10,207
Rex Energy Corp. (a)	1,643	25,894
Sulphco, Inc. (a)	4,091	8,223
Tri-Valley Corp. (a) (b)	2,197	13,929
TXCO Resources, Inc. (a) (b)	3,108	31,204
Vaalco Energy, Inc. (a)	5,344	36,553
Venoco, Inc. (a)	1,984	25,792

		812,714
OIL & GAS PRODUCERS — 2.6%
APCO Argentina, Inc. (b)	375	10,616
Approach Resources, Inc. (a)	778	11,250
ATP Oil & Gas Corp. (a) (b)	2,723	48,497
Berry Petroleum Co., Class A	4,365	169,056
BPZ Resources, Inc. (a) (b)	5,863	100,844
Carrizo Oil & Gas, Inc. (a)	2,678	97,131
Clayton Williams Energy, Inc. (a) (b)	532	37,522
Concho Resources Inc. (a)	5,538	152,904
Contango Oil & Gas Co. (a)	1,287	69,472
Energy Partners, Ltd. (a)	3,128	27,120
FX Energy, Inc. (a)	4,035	30,020
Gasco Energy, Inc. (a)	9,187	16,720
Goodrich Petroleum Corp. (a)	2,306	100,519
Grey Wolf, Inc. (a)	17,532	136,399
Harvest Natural Resources, Inc. (a)	3,098	31,352
McMoRan Exploration Co. (a) (b)	6,007	142,005
Meridian Resources Corp. (The) (a)	8,065	14,840
New Jersey Resources Corp.	4,110	147,508
Northwest Natural Gas Co.	2,589	134,628
Parallel Petroleum Corp. (a)	4,056	38,208
Parker Drilling Co. (a)	11,072	88,797
Penn Virginia Corp.	4,164	222,524
Petroleum Development Corp. (a)	1,455	64,558
Petroquest Energy, Inc. (a) (b)	4,251	65,253
Pioneer Drilling Co. (a)	4,881	64,917
PrimeEnergy Corp. (a)	92	6,808
RPC, Inc.	3,023	42,503
South Jersey Industries, Inc.	2,914	104,030
Southwest Gas Corp.	4,242	128,363
Stone Energy Corp. (a)	3,103	131,350
Swift Energy Co. (a)	2,993	115,799
Toreador Resources Corp. (a) (b)	1,451	13,044
Warren Resources, Inc. (a)	5,712	57,006
WD-40 Co.	1,644	59,069

		2,680,632
OIL & GAS SERVICES — 2.6%
Allis-Chalmers Energy, Inc. (a)	2,746	34,737
Alon USA Energy, Inc. (b)	1,195	16,109
Atlas America, Inc.	3,382	115,360
Basic Energy Services, Inc. (a)	4,044	86,137
Bill Barrett Corp. (a)	3,590	115,275
Bolt Technology Corp. (a) (b)	844	12,213
Brigham Exploration Co. (a)	4,626	50,840
Bronco Drilling Co., Inc. (a)	2,399	24,518
Cal Dive International, Inc. (a)	4,332	45,919
Callon Petroleum Co. (a)	1,884	33,969
CARBO Ceramics, Inc.	2,012	103,839
Comstock Resources, Inc. (a) (b)	4,561	228,278
Crosstex Energy, Inc.	3,942	98,432
Dawson Geophysical Co. (a)	711	33,197
Delta Petroleum Corp. (a) (b)	6,354	86,287
Dril-Quip, Inc. (a)	3,031	131,515
EXCO Resources, Inc. (a) (b)	14,717	240,181
See Accompanying Note to Schedule of Investments
E*TRADE Russell 2000 Index Fund      17

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)

	SHARES	VALUE

OIL & GAS SERVICES (continued)
Flotek Industries, Inc. (a) (b)	2,068	$22,748
Geokinetics, Inc. (a)	630	11,970
Hornbeck Offshore Services, Inc. (a) (b)	2,272	87,745
ION Geophysical Corp. (a)	8,290	117,635
Lufkin Industries, Inc.	1,449	114,978
Matrix Service Co. (a)	2,395	45,745
NATCO Group, Inc., Class A (a)	1,960	78,753
Natural Gas Services Group, Inc. (a)	1,185	20,702
Newpark Resources, Inc. (a)	9,188	67,072
Piedmont Natural Gas Co., Inc. (b)	7,351	234,938
Rosetta Resources, Inc. (a)	5,041	92,553
Superior Well Services, Inc. (a)	1,618	40,952
T-3 Energy Services, Inc. (a)	1,222	45,361
Trico Marine Services, Inc. (a) (b)	1,243	21,230
Union Drilling, Inc. (a)	1,193	12,634
Western Refining, Inc. (b)	2,927	29,592
WGL Holdings, Inc.	4,849	157,350
Willbros Group, Inc. (a) (b)	3,807	100,886

		2,759,650
PACKAGING & CONTAINERS — 0.2%
AEP Industries, Inc. (a)	505	10,100
Bway Holding Co. (a)	733	8,598
Graphic Packaging Holding Co. (a)	14,166	35,415
Silgan Holdings, Inc.	2,471	126,243

		180,356
PHARMACEUTICALS — 3.9%
Abaxis, Inc. (a)	1,962	38,651
Acadia Pharmaceuticals, Inc. (a)	2,861	7,667
Acura Pharmaceuticals, Inc. (a) (b)	799	5,617
Adolor Corp. (a)	4,512	15,566
Akorn, Inc. (a) (b)	5,077	26,045
Alexza Pharmaceuticals, Inc. (a)	1,871	9,243
Align Technology, Inc. (a) (b)	6,076	65,803
Alkermes, Inc. (a)	9,772	129,968
Allos Therapeutics, Inc. (a)	5,192	38,473
Allscripts Healthcare Solutions, Inc. (a)	5,593	69,577
Alnylam Pharmaceuticals, Inc. (a) (b)	3,486	100,920
Alpharma, Inc., Class A (a)	4,182	154,274
Amicus Therapeutics, Inc. (a) (b)	461	6,970
Ardea Biosciences, Inc. (a)	1,058	14,632
Array Biopharma, Inc. (a) (b)	4,334	33,285
Auxilium Pharmaceuticals, Inc. (a) (b)	4,033	130,669
Biodel, Inc. (a)	1,052	3,524
BioForm Medical, Inc. (a)	2,189	8,581
Cadence Pharmaceuticals, Inc. (a)	2,024	17,973
Caraco Pharm Labs, Inc. (a)	904	11,309
Cell Genesys, Inc. (a) (b)	7,087	4,181
China Sky One Medical, Inc. (a) (b)	728	8,845
Cubist Pharmaceuticals, Inc. (a)	5,527	122,865
CV Therapeutics, Inc. (a)	6,081	65,675
Cypress Bioscience, Inc. (a)	3,603	26,482
Cytori Therapeutics, Inc. (a) (b)	1,952	10,307
Dendreon Corp. (a) (b)	9,136	52,167
Depomed, Inc. (a)	4,708	17,184
Discovery Laboratories, Inc. (a)	7,801	14,588
Durect Corp. (a)	8,366	46,850
Dyax Corp. (a)	5,451	23,984
Emergent Biosolutions, Inc. (a)	1,326	17,357
Geron Corp. (a)	7,801	30,814
HealthExtras, Inc. (a)	3,231	84,394
I-Flow Corp. (a)	1,891	17,605
Idenix Pharmaceuticals, Inc. (a)	2,290	16,557
Indevus Pharmaceuticals, Inc. (a) (b)	7,761	25,999
Inspire Pharmaceuticals, Inc. (a)	4,138	14,773
Isis Pharmaceuticals, Inc. (a) (b)	8,845	149,392
Javelin Pharmaceuticals, Inc. (a) (b)	3,920	10,192
Jazz Pharmaceuticals, Inc. (a) (b)	583	2,880
K-V Pharmaceuticals Co., Class A (a)	3,140	71,309
Ligand Pharmaceuticals, Inc., Class B (a)	7,671	22,629
Mannatech, Inc. (b)	1,519	6,076
Mannkind Corp. (a) (b)	4,907	18,941
MAP Pharmaceuticals, Inc. (a)	534	5,404
Medarex, Inc. (a)	12,511	80,946
Medicines Co. (The) (a)	5,098	118,376
Medicis Pharmaceutical Corp., Class A	5,532	82,482
Middlebrook Pharmaceuticals, Inc. (a) (b)	3,513	5,270
Nabi Biopharmaceuticals (a)	4,745	22,112
Neogen Corp. (a)	1,412	39,790
Neurocrine Biosciences, Inc. (a)	3,503	16,429
Noven Pharmaceuticals, Inc. (a)	2,238	26,140
Obagi Medical Products, Inc. (a)	1,738	17,345
Omega Protein Corp. (a)	1,800	21,168
Onyx Pharmaceuticals, Inc. (a)	5,565	201,342
Opko Health, Inc. (a) (b)	4,704	8,232
OSI Pharmaceuticals, Inc. (a)	5,727	282,284
Osiris Therapeutics, Inc. (a) (b)	1,495	28,839
Pain Therapeutics, Inc. (a)	3,298	32,221
Par Pharmaceutical Cos., Inc. (a)	3,145	38,652
PetMed Express, Inc. (a) (b)	2,376	37,303
Pharmasset, Inc. (a)	1,534	30,603
PharMerica Corp. (a)	2,981	67,043
POZEN, Inc. (a)	2,326	24,446
Progenics Pharmaceuticals, Inc. (a)	2,610	34,739
Questcor Pharmaceuticals, Inc. (a) (b)	5,294	38,911
Rigel Pharmaceuticals, Inc. (a) (b)	3,576	83,500
Salix Pharmaceuticals, Ltd. (a)	4,349	27,877
Schiff Nutrition International, Inc. (a)	914	6,243
Sciele Pharma, Inc.	3,168	97,543
Sucampo Pharmaceuticals, Inc., Class A (a) (b)	895	7,634
Synta Pharmaceuticals Corp. (a) (b)	1,640	12,497
Synutra International, Inc. (a) (b)	1,016	20,452
Targacept, Inc. (a)	1,777	10,324
Theravance, Inc. (a) (b)	5,072	63,197
United Therapeutics, Inc. (a)	2,254	237,053
USANA Health Sciences, Inc. (a) (b)	777	31,849
Valeant Pharmaceuticals International (a) (b)	6,836	139,933
ViroPharma, Inc. (a)	7,153	93,847
Vivus, Inc. (a)	6,913	54,889
XenoPort, Inc. (a)	2,463	119,431
Zymogenetics, Inc. (a) (b)	3,545	23,610

		4,060,749
REAL ESTATE — 0.2%
Avatar Holdings, Inc. (a)	527	17,391
Consolidated — Tomoka Land Co.	554	23,927
Forestar Real Estate Group, Inc. (a)	3,491	51,492
FX Real Estate and Entertainment, Inc. (a) (b)	698	726
Grubb & Ellis Co.	3,491	9,426
Hilltop Holdings, Inc. (a)	4,374	45,140
Meruelo Maddux Properties, Inc. (a)	4,217	5,145
Stratus Properties, Inc. (a)	620	17,062
Thomas Properties Group, Inc.	2,189	22,109
United Capital Corp. (a)	178	4,715

		197,133
REAL ESTATE INVESTMENT TRUST (REIT) — 6.1%
Acadia Realty Trust	3,162	79,935
Agree Realty Corp.	728	20,821
Alexander’s, Inc. (a)	196	78,400
American Campus Communities, Inc.	4,236	143,516
American Capital Agency Corp. (b)	979	16,956
Anthracite Capital, Inc. (b)	5,372	28,794
Anworth Mortgage Asset Corp.	8,258	48,887
Arbor Realty Trust, Inc. (b)	1,317	13,170
Ashford Hospitality Trust, Inc.	11,737	47,535
Associated Estates Realty Corp.	1,450	18,893
BioMed Realty Trust, Inc.	7,335	194,011
Capital Trust, Inc., Class A (b)	1,578	24,459
CapLease, Inc. (b)	4,012	31,815
Capstead Mortgage Corp.	5,254	57,531
See Accompanying Note to Schedule of Investments
18       E*TRADE Russell 2000 Index Fund

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)

	SHARES	VALUE

REAL ESTATE INVESTMENT TRUST (REIT) (continued)
Care Investment Trust, Inc.	1,301	$14,935
Cedar Shopping Centers, Inc.	3,982	52,642
Chimera Investment Corp. (b)	2,995	18,599
Cogdell Spencer, Inc.	1,034	16,585
Colonial Properties Trust	4,649	86,890
Corporate Office Properties Trust SBI MD	3,810	153,734
Cousins Properties, Inc. (b)	4,359	110,108
DCT Industrial Trust, Inc.	16,832	126,072
DiamondRock Hospitality Co.	9,290	84,539
DuPont Fabros Technology, Inc.	1,167	17,797
EastGroup Properties, Inc.	2,440	118,438
Education Realty Trust, Inc.	2,520	27,922
Entertainment Properties Trust	3,002	164,269
Equity Lifestyle Properties, Inc.	1,994	105,742
Equity One, Inc.	3,270	67,002
Extra Space Storage, Inc.	7,787	119,608
FelCor Lodging Trust, Inc.	6,166	44,149
First Industrial Realty Trust, Inc. (b)	4,343	124,557
First Potomac Realty Trust	2,232	38,368
Franklin Street Properties Corp.	5,790	75,270
Getty Realty Corp.	1,598	35,540
Glimcher Realty Trust (b)	3,784	39,505
Gramercy Capital Corp (New York) (b)	3,806	9,858
Hatteras Financial Corp. (b)	1,132	26,262
Healthcare Realty Trust, Inc.	5,889	171,664
Hersha Hospitality Trust	4,820	35,861
Highwoods Properties, Inc.	6,361	226,197
Home Properties, Inc. (b)	3,101	179,703
Inland Real Estate Corp.	5,620	88,178
Investors Real Estate Trust (b)	5,628	62,977
JER Investors Trust, Inc. (b)	2,386	11,691
Kite Realty Group Trust (b)	1,923	21,153
LaSalle Hotel Properties	3,932	91,688
Lexington Realty Trust (b)	5,291	91,111
LTC Properties, Inc.	2,208	64,739
Maguire Properties, Inc. (b)	3,748	22,338
Medical Properties Trust, Inc.	6,505	73,832
MFA Mortgage Investments, Inc.	19,805	128,733
Mid-America Apartment Communities, Inc.	2,572	126,388
Mission West Properties, Inc.	1,811	17,639
Monmouth Real Estate Investment Corp., Class A	1,938	15,097
National Health Investors, Inc. (b)	2,153	73,590
National Retail Properties, Inc. (b)	7,200	172,440
Newcastle Investment Corp. (b)	5,174	32,855
NorthStar Realty Finance Corp. (b)	5,735	44,446
Omega Healthcare Investors, Inc.	8,201	161,232
One Liberty Properties, Inc.	782	13,818
Parkway Properties, Inc./MD	1,481	56,071
Pennsylvania Real Estate Investment Trust	3,450	65,033
Post Properties, Inc. (b)	4,324	120,942
Potlatch Corp.	4,028	186,859
PS Business Parks, Inc.	1,503	86,573
RAIT Financial Trust (b)	5,622	30,865
Ramco-Gershenson Properties	1,713	38,405
Realty Income Corp. (b)	10,143	259,661
Redwood Trust, Inc. (b)	3,220	69,971
Resource Capital Corp. (b)	2,030	12,302
Saul Centers, Inc. (b)	988	49,934
Senior Housing Properties Trust	11,464	273,187
Sovran Self Storage, Inc.	2,142	96,240
Strategic Hotels & Resorts, Inc.	6,875	51,906
Sun Communities, Inc.	1,476	29,240
Sunstone Hotel Investors, Inc.	5,140	69,390
Tanger Factory Outlet Centers (b)	3,091	135,355
U-Store-It Trust	4,854	59,559
Universal Health Realty Income Trust	1,087	42,284
Urstadt Biddle Properties, Inc., Class A	1,958	36,713
Washington Real Estate Investment Trust	4,844	177,436
Winthrop Realty Trust	4,664	18,190

		6,376,600
RETAIL — 5.0%
99 Cents Only Stores (a)	4,700	51,559
Aeropostale, Inc. (a) (b)	6,697	215,041
AFC Enterprises (a)	2,282	16,567
America’s Car-Mart, Inc. (a) (b)	983	18,274
Asbury Automotive Group, Inc.	3,129	36,046
Bebe Stores, Inc.	3,762	36,755
Big 5 Sporting Goods Corp.	2,092	21,589
BJ’s Restaurants, Inc. (a)	1,656	19,773
Blockbuster, Inc., Class A (a) (b)	17,258	35,551
Bob Evans Farms, Inc.	3,038	82,907
Borders Group, Inc.	5,930	38,901
Brown Shoe Co., Inc.	4,069	66,650
Buckle, Inc. (The)	1,516	84,199
Buffalo Wild Wings, Inc. (a) (b)	1,745	70,219
Build-A-Bear Workshop, Inc. (a)	1,365	9,937
Cabela’s, Inc. (a) (b)	3,933	47,511
Cache, Inc. (a)	907	6,231
California Pizza Kitchen, Inc. (a)	2,309	29,717
Casey’s General Stores, Inc.	4,971	149,975
Cash America International, Inc.	2,855	102,894
Casual Male Retail Group, Inc. (a)	3,330	13,087
Cato Corp. (The) Class A	2,755	48,350
CBRL Group, Inc.	2,217	58,307
CEC Entertainment, Inc. (a)	2,015	66,898
Charlotte Russe Holding, Inc. (a)	1,885	19,321
Charming Shoppes, Inc. (a) (b)	11,342	55,462
Cheesecake Factory, Inc. (The) (a)	6,574	96,112
Chico’s FAS, Inc. (a)	17,297	94,615
Children’s Place Retail Stores, Inc. (The) (a)	2,289	76,338
Christopher & Banks Corp.	3,338	25,602
Circuit City Stores, Inc.	16,548	12,576
Citi Trends, Inc. (a)	1,278	20,819
CKE Restaurants, Inc.	5,355	56,763
Coldwater Creek, Inc. (a)	5,579	32,302
Collective Brands, Inc. (a) (b)	6,266	114,730
Conn’s, Inc. (a) (b)	1,123	21,011
Denny’s Corp. (a)	8,992	23,199
Dillard’s, Inc., Class A	5,592	65,986
DineEquity, Inc. (b)	1,612	27,178
Domino’s Pizza, Inc. (a)	3,891	47,237
Dress Barn, Inc. (a) (b)	4,505	68,881
DSW, Inc., Class A (a) (b)	1,494	20,468
Einstein Noah Restaurant Group, Inc. (a)	440	4,435
Ezcorp, Inc., Class A (a)	3,766	70,801
FGX International Holdings, Ltd. (a)	1,077	11,922
Finish Line, Class A	4,615	46,104
First Cash Financial Services, Inc. (a)	1,945	29,175
Fred’s, Inc., Class A	3,997	56,837
Fuqi International, Inc. (a)	955	7,783
Genesco, Inc. (a) (b)	1,890	63,277
Group 1 Automotive, Inc.	2,321	50,435
Haverty Furniture Cos., Inc.	1,827	20,901
hhgregg, Inc. (a)	913	8,902
Hibbett Sports, Inc. (a) (b)	2,847	56,997
HOT Topic, Inc. (a)	4,080	26,969
Insight Enterprises, Inc. (a)	4,495	60,278
J Crew Group, Inc. (a) (b)	4,153	118,651
Jack in the Box, Inc. (a)	5,760	121,536
Jo-Ann Stores, Inc. (a)	2,485	52,135
JOS A. Bank Clothiers, Inc. (a) (b)	1,820	61,152
Kenneth Cole Productions, Inc., Class A	867	12,745
Krispy Kreme Doughnuts, Inc. (a) (b)	5,962	19,675
Landry’s Restaurants, Inc. (b)	1,162	18,069
Longs Drug Stores Corp.	3,116	235,694
Luby’s, Inc. (a)	2,114	16,997
Lululemon Athletica, Inc. (a) (b)	1,765	40,648
Lumber Liquidators, Inc. (a)	920	11,555
MarineMax, Inc. (a) (b)	1,529	11,055
Men’s Wearhouse, Inc. (b)	5,059	107,453
Movado Group, Inc.	1,586	35,447
New York & Co., Inc. (a)	1,984	18,927
See Accompanying Note to Schedule of Investments
E*TRADE Russell 2000 Index Fund      19

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)

	SHARES	VALUE

RETAIL (continued)
Nu Skin Enterprises, Inc., Class A	4,854	$78,732
O’Charleys, Inc.	1,971	17,246
Pacific Sunwear of California (a)	6,529	43,940
Pantry, Inc. (The) (a)	2,224	47,127
Papa John’s International, Inc. (a)	2,188	59,426
PC Connection, Inc. (a)	857	5,733
PC Mall, Inc. (a)	1,084	7,404
PEP Boys-Manny Moe & Jack	4,136	25,560
PF Chang’s China Bistro, Inc. (a)	2,419	56,943
Pier 1 Imports, Inc. (a)	8,231	33,994
PriceSmart, Inc. (b)	1,234	20,657
Red Robin Gourmet Burgers, Inc. (a)	1,650	44,220
Regis Corp.	4,216	115,940
Retail Ventures, Inc. (a)	2,550	9,945
Rex Stores Corp. (a)	871	10,060
Ruby Tuesday, Inc. (a)	4,822	27,919
Rush Enterprises, Inc., Class A (a)	3,364	43,059
Ruth’s Hospitality Group, Inc. (a)	1,753	6,889
Sally Beauty Holdings, Inc. (a) (b)	9,246	79,516
School Specialty, Inc. (a)	1,785	55,674
Sonic Automotive, Inc., Class A	2,752	23,282
Sonic Corp. (a) (b)	5,873	85,570
Stage Stores, Inc.	3,837	52,413
Steak N Shake Co. (The) (a) (b)	2,751	23,879
Stein Mart, Inc.	2,431	9,505
Susser Holdings Corp. (a) (b)	762	11,476
Syms Corp. (a)	650	8,782
Systemax, Inc. (b)	895	12,584
Talbots, Inc. (b)	2,199	28,807
Texas Roadhouse, Inc., Class A (a)	4,857	43,664
Titan Machinery, Inc. (a)	661	13,755
Tractor Supply Co. (a) (b)	3,266	137,335
Tuesday Morning Corp. (a)	2,766	11,424
Tween Brands, Inc. (a)	2,296	22,478
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,989	26,414
Under Armour, Inc., Class A (a) (b)	3,229	102,553
Wendy’s/Arby’s Group, Inc., Class A (b)	5,592	29,414
Wet Seal, Inc., (The) Class A (a)	9,024	32,757
Zale Corp. (a)	3,204	80,100
Zumiez, Inc. (a)	1,966	32,400

		5,180,669
SEMICONDUCTORS — 2.4%
Advanced Analogic Technologies, Inc. (a)	4,570	21,251
Amkor Technology, Inc. (a)	10,685	68,063
Anadigics, Inc. (a)	5,639	15,846
Applied Micro Circuits Corp. (a)	5,857	35,025
Asyst Technologies, Inc. (a)	4,494	10,786
AuthenTec, Inc. (a) (b)	2,455	5,278
Axcelis Technologies, Inc. (a)	9,374	15,936
Brooks Automation, Inc. (a)	5,908	49,391
Cabot Microelectronics Corp. (a)	2,300	73,784
Cavium Networks, Inc. (a) (b)	2,968	41,789
CEVA, Inc. (a)	1,973	16,376
Cirrus Logic, Inc. (a)	6,361	34,667
Cohu, Inc.	2,096	33,159
DSP Group, Inc. (a)	2,708	20,716
EMCORE Corp. (a) (b)	7,192	35,528
Emulex Corp. (a)	8,273	88,273
Entegris, Inc. (a)	11,196	54,189
Entropic Communications, Inc. (a)	830	1,170
Exar Corp. (a)	3,860	29,568
Formfactor, Inc. (a)	4,786	83,372
Hittite Microwave Corp. (a)	1,915	64,344
IPG Photonics Corp. (a)	1,883	36,737
IXYS Corp. (a)	2,524	22,943
Kopin Corp. (a)	6,762	21,097
Kulicke & Soffa Industries, Inc. (a)	5,332	24,047
Lattice Semiconductor Corp. (a)	10,584	21,803
LTX-Credence Corp. (a)	12,545	21,828
Mattson Technology, Inc. (a)	4,447	21,034
Micrel, Inc.	4,629	41,985
Microsemi Corp. (a)	7,873	200,604
MIPS Technologies, Inc. (a)	4,035	14,163
MKS Instruments, Inc. (a)	4,884	97,240
Monolithic Power Systems, Inc. (a)	2,558	44,432
Netlogic Microsystems, Inc. (a) (b)	1,711	51,741
OmniVision Technologies, Inc. (a)	4,949	56,468
Pericom Semiconductor Corp. (a)	2,442	25,641
Photronics, Inc. (a)	3,854	7,246
PLX Technology, Inc. (a)	2,643	13,532
PMC-Sierra, Inc. (a)	22,366	165,956
Power Integrations, Inc. (a)	2,980	71,818
Rubicon Technology, Inc. (a) (b)	1,298	9,372
Rudolph Technologies, Inc. (a)	2,682	22,475
Semitool, Inc. (a)	2,039	16,679
Semtech Corp. (a)	6,051	84,472
Silicon Image, Inc. (a)	6,988	37,316
SiRF Technology Holdings, Inc. (a)	5,329	7,940
Skyworks Solutions, Inc. (a) (b)	15,979	133,584
Spansion, Inc., Class A (a)	12,503	19,380
Standard Microsystems Corp. (a)	2,298	57,404
Supertex, Inc. (a)	1,051	29,596
Techwell, Inc. (a)	1,379	13,004
Tessera Technologies, Inc. (a)	4,740	77,452
Transmeta Corp. (a)	1,191	19,306
TriQuint Semiconductor, Inc. (a)	14,051	67,304
Ultra Clean Holdings, Inc. (a)	1,750	8,820
Ultratech, Inc. (a)	2,218	26,838
Veeco Instruments, Inc. (a)	3,191	47,259
Volterra Semiconductor Corp. (a) (b)	2,484	31,621
Zoran Corp. (a)	5,077	41,428

		2,510,076
SOFTWARE — 3.4%
Accelrys, Inc. (a)	2,626	14,417
ACI Worldwide, Inc. (a)	3,441	60,286
Acxiom Corp.	5,988	75,090
Advent Software, Inc. (a)	1,559	54,924
American Reprographics Co. (a)	3,569	61,565
American Software, Inc., Class A	2,208	12,034
ArcSight, Inc. (a)	618	4,715
Avid Technology, Inc. (a)	2,956	71,121
Avocent Corp. (a)	4,385	89,717
Blackbaud, Inc.	4,383	80,866
Blackboard, Inc. (a)	3,032	122,159
Callidus Software, Inc. (a)	2,953	11,694
Commvault Systems, Inc. (a)	4,191	50,502
Computer Programs & Systems, Inc.	867	25,100
Concur Technologies, Inc. (a) (b)	4,407	168,612
CSG Systems International, Inc. (a)	3,571	62,600
Deltek, Inc. (a)	808	4,913
DemandTec, Inc. (a)	1,924	17,335
Double-Take Software, Inc. (a)	1,693	16,845
Ebix, Inc. (a)	198	18,604
Eclipsys Corp. (a)	5,329	111,643
Epicor Software Corp. (a)	5,939	46,859
EPIQ Systems, Inc. (a)	3,465	47,124
Fair Isaac Corp.	4,766	109,904
FalconStor Software, Inc. (a)	3,741	20,052
Guidance Software, Inc. (a)	913	4,282
Informatica Corp. (a)	8,676	112,701
Innerworkings, Inc. (a) (b)	3,098	34,357
Interactive Intelligence, Inc. (a)	1,201	10,833
JDA Software Group, Inc. (a)	2,367	36,002
Lawson Software, Inc. (a)	12,363	86,541
ManTech International Corp., Class A (a)	2,012	119,291
MedAssets, Inc. (a)	1,828	31,442
MicroStrategy, Inc., Class A (a)	889	52,922
Midway Games, Inc. (a) (b)	2,132	5,053
MSC.Software Corp. (a)	4,499	48,139
NetSuite, Inc. (a) (b)	642	11,569
See Accompanying Note to Schedule of Investments
20       E*TRADE Russell 2000 Index Fund

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)

	SHARES	VALUE

SOFTWARE (continued)
Omnicell, Inc. (a)	3,022	$39,739
Omniture, Inc. (a) (b)	6,115	112,271
OpenTV Corp., Class A (a)	8,639	12,181
Opnet Technologies, Inc. (a)	1,291	15,724
Parametric Technology Corp. (a)	11,530	212,152
Pegasystems, Inc.	1,331	17,183
Phoenix Technologies, Ltd. (a) (b)	2,697	21,549
Progress Software Corp. (a)	4,071	105,805
PROS Holdings, Inc. (a)	1,261	11,841
Quality Systems, Inc. (b)	1,752	74,040
Renaissance Learning, Inc.	728	9,457
Schawk, Inc.	1,434	21,682
SeaChange International, Inc. (a)	2,716	26,237
Solera Holdings, Inc. (a)	5,057	145,237
SPSS, Inc. (a)	1,787	52,466
Sybase, Inc. (a)	7,814	239,265
Synchronoss Technologies, Inc. (a)	2,244	21,116
SYNNEX Corp. (a) (b)	1,705	38,090
Take-Two Interactive Software, Inc. (a)	7,861	128,920
Taleo Corp., Class A (a)	2,605	51,813
THQ, Inc. (a)	6,534	78,669
Trident Microsystems, Inc. (a)	5,625	13,500
Unica Corp. (a)	904	7,087
VeriFone Holdings, Inc. (a)	6,697	110,768
Wind River Systems, Inc. (a)	7,058	70,580

		3,549,185
TELECOMMUNICATIONS — 3.1%
3Com Corp. (a)	39,525	92,093
Acme Packet, Inc. (a)	2,720	15,586
Adaptec, Inc. (a)	11,145	36,556
ADTRAN, Inc.	5,506	107,312
Airvana, Inc. (a)	2,363	13,918
Alaska Communications Systems Group, Inc. (b)	4,336	53,029
Anaren, Inc. (a)	1,326	13,459
Anixter International, Inc. (a) (b)	3,054	181,744
Applied Signal Technology, Inc.	1,234	21,447
Aruba Networks, Inc. (a)	5,126	26,296
Atheros Communications, Inc. (a)	6,067	143,060
Atlantic Tele-Network, Inc.	868	24,304
Avanex Corp. (a) (b)	1,195	5,593
BigBand Networks, Inc. (a)	3,221	11,885
Cbeyond, Inc. (a)	2,347	33,773
Centennial Communications Corp. (a)	6,602	41,196
Comtech Telecommunications Corp. (a)	2,373	116,847
Consolidated Communications Holdings, Inc.	2,080	31,371
CPI International, Inc. (a)	952	13,785
EMS Technologies, Inc. (a)	1,406	31,368
Fairpoint Communications, Inc. (b)	9,104	78,932
FiberTower Corp. (a)	9,493	13,100
Finisar Corp. (a) (b)	37,345	37,718
Foundry Networks, Inc. (a)	14,606	265,975
General Communication, Inc., Class A (a)	4,945	45,791
GeoEye, Inc. (a)	1,801	39,856
Global Crossing, Ltd. (a) (b)	2,563	38,855
Globalstar, Inc. (a) (b)	4,111	6,989
Globecomm Systems, Inc. (a)	1,976	17,270
Harris Stratex Networks, Inc., Class A (a)	2,348	18,338
Hughes Communications, Inc. (a)	703	25,800
Hungarian Telephone and Cable Corp. (a)	331	6,587
ICO Global Communications Holdings, Ltd. (a)	9,485	10,339
IDT Corp., Class B (a)	4,055	3,000
Infinera Corp. (a) (b)	9,096	86,958
InterDigital, Inc. (a) (b)	4,446	106,926
Iowa Telecommunications Services, Inc. (b)	3,203	59,832
IPC The Hospitalist Co. (a)	532	13,672
iPCS, Inc. (a)	1,567	34,897
Knology, Inc. (a)	2,401	19,376
Loral Space & Communications, Inc. (a)	1,056	15,597
MasTec, Inc. (a)	4,300	57,147
MRV Communications, Inc. (a)	14,714	17,215
Neutral Tandem, Inc. (a)	1,632	30,257
Nextwave Wireless, Inc. (a) (b)	4,749	2,849
Novatel Wireless, Inc. (a)	2,997	18,162
Oplink Communications, Inc. (a)	2,054	24,792
OpNext, Inc. (a)	1,721	7,899
Orbcomm, Inc. (a)	2,419	11,926
PAETEC Holding Corp. (a) (b)	12,113	26,043
Parkervision, Inc. (a) (b)	2,252	22,520
Plantronics, Inc.	4,797	108,028
Polycom, Inc. (a)	8,766	202,758
Powerwave Technologies, Inc. (a) (b)	12,881	51,009
Preformed Line Products Co.	228	13,302
Premiere Global Services, Inc. (a)	6,063	85,246
RCN Corp. (a)	3,690	45,239
SAVVIS, Inc. (a)	3,683	49,500
Sonus Networks, Inc. (a) (b)	19,988	57,565
Switch & Data Facilities Co. (a)	2,011	25,037
Syniverse Holdings, Inc. (a)	5,029	83,532
Tekelec (a)	6,393	89,438
TerreStar Corp. (a) (b)	5,699	5,699
tw Telecom, Inc. (a)	15,044	156,307
USA Mobility, Inc.	2,128	23,408
UTStarcom, Inc. (a) (b)	10,829	36,494
Virgin Mobile USA, Inc., Class A (a)	2,469	7,259
Vonage Holdings Corp. (a) (b)	5,963	6,023

		3,225,084
TELECOMMUNICATIONS EQUIPMENT — 0.5%
Arris Group, Inc. (a)	12,016	92,884
Harmonic, Inc. (a)	9,227	77,968
Ixia (a)	4,190	30,880
NTELOS Holdings Corp.	2,930	78,788
RF Micro Devices, Inc. (a)	25,788	75,301
ShoreTel, Inc. (a) (b)	4,245	24,366
Sycamore Networks, Inc. (a)	18,744	60,543
Symmetricom, Inc. (a)	4,263	21,187
Viasat, Inc. (a)	2,591	61,096

		523,013
TELEPHONE — 0.1%
Cincinnati Bell, Inc. (a)	23,818	73,598
Shenandoah Telecom Co.	2,356	51,997

		125,595
TEXTILES — 0.4%
G&K Services, Inc., Class A	2,022	66,827
Interface, Inc., Class A	5,336	60,670
Shoe Carnival, Inc. (a)	871	14,267
Steven Madden, Ltd. (a)	1,767	43,786
Unifi, Inc. (a)	4,425	21,417
Unifirst Corp. (MA)	1,438	61,963
Wolverine World Wide, Inc.	4,878	129,121

		398,051
TOBACCO — 0.2%
Star Scientific, Inc. (b)	6,458	22,990
Universal Corp., Richmond, VA	2,544	124,885
Vector Group, Ltd. (b)	3,230	57,057

		204,932
TOYS / GAMES / HOBBIES — 0.3%
Jakks Pacific, Inc. (a)	2,742	68,303
Leapfrog Enterprises, Inc. (a)	3,156	33,327
Marvel Entertainment, Inc. (a) (b)	4,796	163,735
RC2 Corp. (a)	1,617	32,340

		297,705
TRANSPORTATION — 1.9%
American Commercial Lines, Inc (a) (b)	3,500	37,240
Arkansas Best Corp. (b)	2,219	74,758
See Accompanying Note to Schedule of Investments
E*TRADE Russell 2000 Index Fund      21

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)

	SHARES	VALUE

TRANSPORTATION (continued)
Arlington Tankers, Ltd. (b)	1,223	$18,810
Atlas Air Worldwide Holdings, Inc. (a)	1,233	49,702
Bristow Group, Inc. (a) (b)	2,475	83,754
CAI International, Inc. (a)	721	7,974
Celadon Group, Inc. (a)	1,969	22,584
DHT Maritime, Inc. (b)	3,845	25,838
Dynamex, Inc. (a)	1,028	29,257
Eagle Bulk Shipping, Inc. (b)	4,583	63,887
Forward Air Corp.	2,826	76,952
Genco Shipping & Trading, Ltd. (b)	2,432	80,840
General Maritime Corp. (b)	2,542	49,518
Genesee & Wyoming, Inc., Class A (a)	3,006	112,785
Golar LNG, Ltd. (b)	3,225	42,828
Greenbrier Cos., Inc.	1,474	28,758
GulfMark Offshore, Inc. (a)	2,306	103,493
Heartland Express, Inc.	5,713	88,666
Horizon Lines, Inc., Class A (b)	2,694	26,590
HUB Group, Inc., Class A (a)	3,779	142,279
International Shipholding Corp. (a)	593	12,987
Knight Transportation, Inc.	5,611	95,219
Knightsbridge Tankers, Ltd. (b)	1,577	41,743
Marten Transport, Ltd. (a)	1,419	27,685
Nordic American Tanker Shipping, Ltd. (b)	3,369	108,010
Old Dominion Freight Line (a)	2,667	75,583
Pacer International, Inc.	3,400	55,998
Patriot Transportation Holding, Inc. (a)	138	10,902
PHI, Inc. (a)	1,272	46,975
Saia, Inc. (a)	1,359	18,048
Ship Finance International, Ltd. (b)	4,136	89,172
TBS International Ltd., Class A (a) (b)	1,027	13,823
Teekay Tankers Ltd., Class A (b)	1,216	20,587
Textainer Group Holdings, Ltd.	937	14,233
Ultrapetrol Bahamas, Ltd. (a) (b)	2,450	19,233
Universal Truckload Services, Inc. (a)	527	12,838
Werner Enterprises, Inc. (b)	4,179	90,726
YRC Worldwide, Inc. (a) (b)	5,596	66,928

		1,987,203
TRUCKING & LEASING — 0.1%
Aircastle Ltd. (b)	4,574	45,328
Amerco, Inc. (a)	899	37,695
TAL International Group, Inc.	1,497	31,168

		114,191
WATER — 0.3%
American States Water Co.	1,690	65,065
California Water Service Group	2,006	77,231
Connecticut Water Service, Inc. (b)	824	23,855
Consolidated Water Co., Ltd. (b)	1,398	23,794
Middlesex Water Co.	1,300	22,711
Pico Holdings, Inc. (a)	1,586	56,953
SJW Corp.	1,423	42,647
Southwest Water Co.	2,450	31,238

		343,494

TOTAL COMMON STOCKS
(Cost $116,249,046)		101,444,346

CLOSED-END FUNDS — 0.1%
Kayne Anderson Energy Development Fund	973	16,473
Patriot Capital Funding, Inc.	1,777	11,319

TOTAL CLOSED-END FUNDS
(Cost $48,606)		27,792

BUSINESS DEVELOPMENT COMPANY — 0.0%
PennantPark Investment Corp.	1,947	14,427

TOTAL BUSINESS DEVELOPMENT COMPANY
(Cost $26,129)		14,427

	SHARES/
	PRINCIPAL
	AMOUNT

SHORT-TERM INVESTMENTS — 3.4%
BlackRock Liquidity Funds
TempCash Portfolio	3,305,177	3,305,177
U.S. Treasury Bill 1.85% (c)
01/22/2009 (d)	$250,000	249,215

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,553,723)		3,554,392

TOTAL INVESTMENTS — 100.7%
(Cost $119,877,504)(e)		105,040,957

LIABILITIES IN EXCESS OF CASH &
OTHER ASSETS — (0.7%)		(699,598)

TOTAL NET ASSETS — 100.0%		$104,341,359

(a)	Non-income producing.

(b)	Securities (or a portion of securities) on loan. As of September 30, 2008, the market value of securities loaned was $21,357,567. The loans were secured with cash collarteral of $22,063,546.

(c)	Yield to Maturity.

(d)	Security with an aggregate market value of $249,215 was segregated to cover margin requirements for the following open futures contracts as of September 30, 2008:

Net
			Notional	Unrealized
Number of	Futures	Expiration	Contract	Appreciation
Contracts	Index	Date	Value	(Depreciation)

41	Russell 2000 Futures	12/19/2008	$2,781,440	$(64,793)

(e)	At September 30, 2008, the cost of investments for Federal income tax purposes is $119,877,504.
Unrealized appreciation (depreciation) is as follows:

Gross Unrealized Appreciation	$11,452,332
Gross Unrealized Depreciation	(26,288,879)

Net Unrealized
Appreciation (Depreciation)	$(14,836,547)

See Accompanying Note to Schedule of Investments
22       E*TRADE Russell 2000 Index Fund

E*TRADE Russell 2000 Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)
Summary of inputs used to value the Fund’s net assets as of September 30, 2008 is as follows (See Note to Schedule of Investments):

		Other Financial
		Instruments
		(Unrealized
	Investments	Appreciation
Valuation Inputs	in Securities	(Depreciation))*

Level 1 — Quoted Prices	$104,791,742	$(64,793)
Level 2 — Other Significant Observable Inputs	249,215	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$105,040,957	$(64,793)

*	Other financial instruments are deriviative instruments not relflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation (depreciation) of the investment.

		% OF TOTAL
INDUSTRY	VALUE	NET ASSETS

BANKS	$8,872,822	8.5%
REAL ESTATE INVESTMENT TRUST (REIT)	6,376,600	6.1%
COMMERCIAL SERVICES	6,299,965	6.0%
HEALTH CARE	5,959,227	5.7%
RETAIL	5,180,669	5.0%
PHARMACEUTICALS	4,060,749	3.9%
INSURANCE	3,892,993	3.7%
SOFTWARE	3,549,185	3.4%
TELECOMMUNICATIONS	3,225,084	3.1%
BIOTECHNOLOGY	3,025,238	2.9%
ELECTRONICS	2,885,122	2.8%
OIL & GAS SERVICES	2,759,650	2.6%
OIL & GAS PRODUCERS	2,680,632	2.6%
COMPUTERS	2,552,593	2.4%
SEMICONDUCTORS	2,510,076	2.4%
INTERNET COMPANIES	2,250,632	2.2%
ELECTRIC	2,201,957	2.1%
CHEMICALS	2,068,220	2.0%
FOOD	2,056,255	2.0%
TRANSPORTATION	1,987,203	1.9%
DIVERSIFED FINANCIAL SERVICES	1,938,443	1.9%
MACHINERY	1,820,712	1.7%
AEROSPACE/DEFENSE	1,401,655	1.3%
ELECTRICAL COMPONENTS & EQUIPMENT	1,228,982	1.2%
APPAREL	1,192,921	1.1%
ENVIRONMENTAL CONTROL	1,007,938	1.0%
DISTRIBUTION / WHOLESALE	851,214	0.8%
OIL & GAS	812,714	0.8%
METAL FABRICATE / HARDWARE	802,391	0.8%
MINING	777,950	0.7%
ENTERTAINMENT	759,150	0.7%
COMPUTERS, PERIPHERAL & SOFTWARE	757,548	0.7%
MEDIA	753,895	0.7%
AUTO PARTS & EQUIPMENT	748,264	0.7%
ENGINEERING & CONSTRUCTION	695,893	0.7%
BUILDING MATERIALS	693,120	0.7%
HOUSEHOLD PRODUCTS / WARE	668,594	0.6%
LEISURE TIME	651,983	0.6%
MANUFACTURING	630,627	0.6%
AIRLINE	578,375	0.6%
FOREST PRODUCTS & PAPER	558,701	0.5%
TELECOMMUNICATIONS EQUIPMENT	523,013	0.5%
MANUFACTURERS	505,531	0.5%
HOME BUILDERS	486,240	0.5%
OFFICE / BUSINESS EQUIPMENT	454,891	0.4%
HOME FURNISHINGS	449,528	0.4%
METALS — DIVERSIFIED	427,725	0.4%
HAND / MACHINE TOOLS	416,511	0.4%
TEXTILES	398,051	0.4%
GAS	371,177	0.4%
ENERGY — ALTERNATE SOURCES	358,382	0.3%
WATER	343,494	0.3%
AUTO MANUFACTURERS	319,445	0.3%
TOYS / GAMES / HOBBIES	297,705	0.3%
INVESTMENT COMPANIES	263,814	0.3%
LODGING	243,025	0.2%
AGRICULTURE	213,453	0.2%
TOBACCO	204,932	0.2%
REAL ESTATE	197,133	0.2%
COSMETICS / PERSONAL CARE	191,913	0.2%
BEVERAGES	183,215	0.2%
ADVERTISING	182,213	0.2%
PACKAGING & CONTAINERS	180,356	0.2%
COAL	160,242	0.2%
TELEPHONE	125,595	0.1%
TRUCKING & LEASING	114,191	0.1%
IRON / STEEL	106,629	0.1%
CLOSED-END FUNDS	27,792	0.1%
BUSINESS DEVELOPMENT COMPANY	14,427	0.0%
SHORT-TERM INVESTMENTS AND
LIABILITIES IN EXCESS OF CASH &
OTHER ASSETS	2,854,794	2.7%

	$104,341,359	100.0%

See Accompanying Note to Schedule of Investments
E*TRADE Russell 2000 Index Fund      23

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

	SHARES	VALUE

COMMON STOCKS — 97.6%
AUSTRALIA — 6.2%
AGL Energy, Ltd. (a)	5,615	$61,812
Alumina, Ltd. ADR	3,656	36,926
Amcor, Ltd. ADR	2,759	47,008
AMP, Ltd. (a)	24,282	137,818
Aristocrat Leisure, Ltd. (a)	4,194	21,934
Asciano Group (a)	7,228	18,862
ASX, Ltd. (a)	2,217	54,551
Australia & New Zealand Banking Group, Ltd. ADR	23,443	346,722
AXA Asia Pacific Holdings, Ltd. (a)	10,982	45,105
Babcock & Brown, Ltd. (a)	3,013	4,921
Bendigo Bank, Ltd. (a)	3,408	32,474
BHP Billiton, Ltd. ADR	20,482	1,064,859
Billabong International, Ltd. (a)	2,149	23,952
BlueScope Steel, Ltd. (a)	9,619	56,586
Boart Longyear Group (a)	18,491	16,648
Boral, Ltd. (a)	7,543	37,385
Brambles Industries, Ltd. (a)	18,322	114,113
Caltex Australia, Ltd. (a)	1,748	17,258
CFS Retail Property Trust, REIT (a)	19,039	34,481
Coca-Cola Amatil, Ltd. ADR (b)	3,562	46,360
Cochlear, Ltd. (a)	720	34,438
Commonwealth Bank of Australia (a)	16,063	565,079
Computershare, Ltd. (a)	6,117	46,158
Crown, Ltd. (a)	5,796	40,181
CSL, Ltd. (a)	6,717	203,117
CSR, Ltd. (a)	12,728	25,456
DB RREEF Trust, REIT (a)	37,974	44,587
Fortescue Metals Group, Ltd. (a) (c)	16,333	62,027
Foster’s Group, Ltd. ADR	24,886	108,359
Goodman Fielder, Ltd. (a)	17,161	19,432
GPT Group, REIT (a)	27,193	39,677
Harvey Norman Holdings, Ltd. (a)	6,879	17,295
Incitec Pivot, Ltd.	13,060	54,805
Insurance Australia Group, Ltd. (a)	23,999	79,513
John Fairfax Holdings, Ltd. (a)	17,642	37,731
Leighton Holdings, Ltd. (a)	1,801	55,332
Lend Lease Corp., Ltd. (a)	4,676	34,428
Lion Nathan, Ltd. (a)	3,806	28,443
Macquarie Airports (a)	8,904	19,539
Macquarie Goodman Group, REIT (a)	19,996	40,276
Macquarie Group, Ltd. (a)	3,556	109,293
Macquarie Infrastructure Group (a)	31,019	58,710
Macquarie Office Trust, REIT (a)	26,450	16,868
Metcash, Ltd. (a)	9,905	31,649
Mirvac Group, REIT (a)	13,431	27,326
National Australia Bank, Ltd. ADR	19,875	380,334
Newcrest Mining, Ltd. ADR	5,873	127,999
OneSteel, Ltd. (a)	10,785	39,822
Orica, Ltd. (a)	4,081	68,795
Origin Energy, Ltd. (a)	11,340	146,409
Oxiana, Ltd. (a)	38,154	48,324
Paladin Resources, Ltd. (a) (c)	7,145	22,041
Perpetual Trustees Australia, Ltd. (a)	489	18,753
Qantas Airways, Ltd. (a)	12,061	30,692
QBE Insurance Group, Ltd. (a)	10,818	232,873
Rio Tinto, Ltd. (a)	3,487	234,530
Santos, Ltd. ADR (b)	1,898	121,130
Sims Group, Ltd. (a)	1,983	47,957
Sonic Healthcare, Ltd. (a)	4,103	43,565
St. George Bank, Ltd. (a)	7,222	170,145
Stockland, REIT (a)	18,982	85,059
Suncorp-Metway, Ltd. (a)	12,059	91,490
TABCORP Holdings, Ltd. ADR	680	43,340
Tattersall’s, Ltd. (a)	14,749	28,387
Telstra Corp., Ltd. (a)	39,254	131,454
Telstra Corp., Ltd. ADR	7,828	129,052
Toll Holdings, Ltd. (a)	7,935	44,866
Transurban Group (a)	13,538	61,928
Wesfarmers, Ltd.	8,189	190,096
Wesfarmers, Ltd. PPS (a)	1,874	43,063
Westfield Group NPV, REIT (a)	21,407	292,693
Westpac Banking Corp. ADR (b)	4,585	424,067
Woodside Petroleum, Ltd. ADR	5,881	236,586
Woolworths, Ltd. (a)	14,825	325,965
WorleyParsons, Ltd. (a)	1,939	47,872

		7,928,781
AUSTRIA — 0.5%
Andritz AG (a)	505	21,750
Erste Bank Der Oesterreichischen ADR	4,915	118,919
Immoeast Immobilien Anlagen AG (a) (c)	5,400	13,610
Immofinanz Immobilien Anlagen AG (a)	5,945	20,984
Meinl European Land, Ltd. (a) (c)	3,885	29,204
OMV AG (a)	2,137	89,873
Raiffeisen International Bank Holding AG (a)	701	50,517
Strabag SE (a)	664	29,483
Telekom Austria AG ADR (b)	2,234	77,760
Verbund Class A (a)	998	61,281
Voestalpine AG (a)	1,491	46,487
Wiener Staedtische Allgemeine Versicherung AG (a)	497	24,756
Wienerberger AG (a)	1,088	29,474

		614,098
BELGIUM — 0.9%
Belgacom SA (a)	2,189	82,289
Colruyt SA (a)	216	54,095
Compagnie Nationale a Portefeuille (a)	513	33,874
Delhaize Group ADR	1,296	75,557
Dexia (a)	6,869	74,865
Fortis NL SP ADR	25,529	154,195
Groupe Bruxelles Lambert SA (a)	1,045	89,990
Inbev NV (a)	2,389	141,815
KBC Ancora (a)	406	26,695
KBC Bancassurance Holding (a)	2,069	179,583
Mobistar SA (a)	410	28,793
Solvay SA (a)	768	94,061
UCB SA (a)	1,306	46,297
Umicore (a)	1,612	49,671

		1,131,780
BERMUDA — 0.1%
Frontline, Ltd. (a)	723	33,929
SeaDrill, Ltd. (a)	3,619	74,505

		108,434
DENMARK — 0.9%
A P Moller — Maersk A/S (a)	15	130,192
A P Moller — Maersk A/S, Class A (a)	7	60,248
Carlsberg A/S Class B (a)	924	70,292
Coloplast A/S (a)	316	23,399
Danisco A/S (a)	634	35,554
Danske Bank A/S (a)	5,883	141,333
DSV A/S (a)	2,479	39,379
FLSmidth & Co., A/S Class B (a)	689	34,908
Jyske Bank (a) (c)	653	32,806
Novo-Nordisk A/S Class B ADR	5,597	286,566
Novozymes A/S Class A (a)	597	53,083
Rockwool International A/S, Class B (a)	103	8,790
Sydbank A/S (a)	831	24,872
Topdanmark A/S (a) (c)	217	31,027
TrygVesta AS (a)	352	22,583
Vestas Wind Systems A/S (a) (c)	2,261	196,913
William Demant Holding (a) (c)	316	14,181

		1,206,126
FINLAND — 1.4%
Cargotec Corp., Class B (a)	460	9,376
Elisa Oyj, Class A (a)	1,831	35,849
Fortum Oyj (a)	5,744	192,333
Kesko, Class B (a)	855	21,826
See Accompanying Note to Schedule of Investments
24     E*TRADE International Index Fund

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)

	SHARES	VALUE

FINLAND (continued)
Kone Oyj (a)	1,980	$53,766
Metso Oyj ADR	1,652	39,611
Neste Oil Oyj (a)	1,660	34,542
Nokia Oyj, ADR	48,615	906,670
Nokian Renkaat Oyj (a)	1,372	32,941
OKO Bank, Class A (a)	1,447	21,040
Orion Oyj, Class B (a)	1,150	19,440
Outokumpu Oyj, Class A (a)	1,526	24,258
Rautaruukki Oyj (a)	1,090	21,735
Sampo Oyj, Class A (a)	5,608	127,307
Sanoma-WSOY Oyj (a)	1,053	19,868
Stora Enso Oyj ADR	7,531	72,251
UPM-Kymmene Oyj ADR (b)	6,638	102,005
Wartsila Corp., Class B (a)	1,085	45,607
YIT Oyj (a)	1,648	17,170

		1,797,595
FRANCE — 9.9%
Accor SA (a)	2,531	134,870
Aeroports de Paris (a)	385	31,717
Air France-KLM ADR	1,750	40,093
Air Liquide SA (a)	3,048	334,178
Alcatel SA ADR (c)	30,007	115,227
Alstom (a)	2,582	195,560
Atos Origin SA (a)	903	39,651
AXA SA ADR	18,865	616,131
BNP Paribas ADR (b)	19,900	923,553
Bouygues SA (a)	3,150	142,377
Bureau Veritas SA (a)	526	26,851
Cap Gemini SA (a)	1,789	84,325
Carrefour SA (a)	7,744	364,366
Casino Guichard-Perrachon SA (a)	565	50,302
Christian Dior SA (a)	706	53,425
Cie Generale de Geophysique-Veritas (a) (c)	1,685	53,344
CNP Assurances (a)	481	54,208
Compagine de Saint-Gobain (a)	3,635	187,613
Compagnie Generale D’Optique Essilor International SA	2,600	129,568
Compagnie Generale Des Etablissements Michelin (a)	1,865	120,530
Credit Agricole SA (a)	8,650	166,225
Dassault Systemes SA ADR	832	44,861
Eiffage SA (a)	483	25,822
Electricite de France (a)	2,596	187,306
Eramet (a)	67	25,610
Eurazeo (a)	338	28,509
Eutelsat Communications (a)	1,132	30,044
France Telecom SA ADR	22,291	624,371
Gaz de France (a)	2,548	132,267
GDF Suez SP ADR (c)	12,181	624,518
Gecina SA, REIT (a)	202	21,723
Groupe Danone ADR (b)	26,604	373,693
Hermes International (a)	893	144,962
ICADE, REIT (a)	255	20,613
Imerys SA (a)	368	21,096
JC Decaux SA (a)	861	18,812
Klepierre, REIT (a)	897	35,029
L’Oreal SA (a)	2,982	291,950
Lafarge SA ADR (b)	7,163	185,610
Lagardere SCA (a)	1,563	70,297
Legrand SA (a)	1,228	27,634
LVMH Moet Hennessy Louis Vuitton SA (a)	2,990	261,916
M6-Metropole Television (a)	841	18,448
Natixis (a)	5,539	18,507
Neopost SA (a)	411	38,669
Pagesjaunes Groupe SA (a)	1,636	22,779
Pernod-Ricard SA (a)	2,129	187,126
Peugeot SA ADR (b)	1,972	73,044
Pinault Printemps Redoute SA (a)	995	88,831
Publicis Groupe, ADR	1,704	52,873
Renault SA (a)	2,399	152,545
Safran SA (a)	2,430	42,431
Sanofi-Aventis ADR	25,009	822,046
Schneider Electric SA (a)	2,694	230,829
SCOR ADR	22,480	42,944
Societe BIC SA (a)	354	18,350
Societe Generale ADR	28,459	495,690
Societe Television Francaise 1 (a)	1,520	26,868
Sodexho Alliance SA ADR (b)	1,236	72,224
Technip-Coflexip SA ADR	1,319	72,942
Thales SA (a)	1,156	58,207
TotalFinaElf SA ADR	26,316	1,596,855
Unibail, REIT (a)	1,059	213,789
Valeo SA ADR	1,924	28,715
Vallourec (a)	687	147,908
Veolia Environnement ADR (b)	4,596	189,723
Vinci SA (a)	5,053	237,545
Vivendi (a)	14,217	444,716
Wendel (a)	358	28,490
Zodiac SA (a)	540	25,696

		12,509,547
GERMANY — 9.3%
Adidas-Salomon AG (a)	2,637	140,553
Allianz AG ADR	54,948	753,337
Arcandor AG (c)	1,193	3,904
BASF AG ADR	11,832	567,901
Bayer AG ADR	9,329	680,359
Bayerische Motoren Werke AG (a)	4,288	165,835
Beiersdorf AG (a)	1,142	72,020
Bilfinger Berger AG (a)	482	25,049
Celesio AG (a)	1,102	47,987
Commerzbank AG ADR	8,086	122,780
Continental AG ADR	1,990	163,075
Daimlerchrysler AG	11,138	562,469
Deutsche Bank AG (a)	6,150	438,969
Deutsche Boerse AG (a)	2,441	222,877
Deutsche Lufthansa AG ADR	2,965	57,891
Deutsche Post AG (a)	10,322	214,882
Deutsche Postbank AG (a)	1,062	40,138
Deutsche Telekom AG ADR	34,602	526,988
E. ON AG (a)	23,204	1,165,405
E. ON AG ADR	23,039	1,161,788
Fraport AG (a)	474	28,106
Fresenius Medical Care AG ADR (b)	2,465	128,032
Fresenius SE (a)	351	25,708
GEA Group AG (a)	1,949	37,640
Hamburger Hafen und Logistik AG (a)	329	19,470
Hannover Rueckversicherung AG (a)	781	28,519
HeidelbergCement AG (a)	324	34,162
Henkel KGaA (a)	1,682	51,471
Hochtief AG (a)	544	25,905
Hypo Real Estate Holding ADR	2,605	14,673
Hypo Real Estate Holding AG (a)	812	4,779
Infineon Technologies AG ADR (c)	9,710	54,279
Ivg Immobilien AG (a)	1,202	11,555
K+S AG (a)	1,924	133,104
Linde AG (a)	1,723	183,580
MAN AG (a)	1,369	91,964
Merck KGaA (a)	837	89,061
Metro AG (a)	1,469	73,500
Muenchener Rueckversicherungs- Gesellschaft AG (a)	2,527	380,333
Puma AG Rudolf Dassler Sport (a)	83	22,539
Q-Cells AG (a) (c)	784	65,594
Rheinmetall AG (a)	466	25,025
Rwe AG ADR	5,430	518,272
Salzgitter AG (a)	532	53,678
SAP AG ADR (b)	10,649	568,976
Siemens AG ADR (b)	10,601	995,328
Solarworld AG (a)	1,085	45,567
Thyssenkrupp AG (a)	4,664	139,719
See Accompanying Note to Schedule of Investments
E*TRADE International Index Fund     25

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)

	SHARES	VALUE

GERMANY (continued)
TUI AG (a)	2,766	$45,588
United Internet AG (a)	1,628	17,466
Volkswagen AG ADR (b)	8,889	695,717
Wacker Chemie AG (a)	203	28,917

		11,772,434
GREECE — 0.7%
Alpha Credit Bank (a)	4,916	106,788
Coca Cola Hellenic Bottling Co. SA (a)	2,121	46,179
EFG Eurobank (a)	4,079	74,193
Hellenic Petroleum SA (a)	1,583	16,831
Hellenic Telecommunications Organization SA (a)	3,491	62,610
Marfin Investment Group SA (a)	8,600	61,556
National Bank of Greece SA ADR	30,287	249,868
Opap SA (a)	2,892	88,569
Piraeus Bank SA (a)	4,173	86,696
Public Power Corp. (a)	1,352	20,811
Titan Cement Co. SA (a)	748	24,648

		838,749
HONG KONG — 2.0%
ASM Pacific Technology, Ltd. (a)	2,530	14,624
Bank of East Asia, Ltd. ADR (b)	18,211	56,292
BOC Hong Kong Holdings, Ltd. (a)	47,926	85,686
C C Land Holdings, Ltd. (a)	12,620	2,757
Cathay Pacific Airways, Ltd. ADR	3,062	25,831
Cheung Kong Holdings, Ltd. (a)	16,963	192,178
Cheung Kong Infrastructure Holdings, Ltd. (a)	5,839	27,174
Chinese Estates Holdings, Ltd. (a)	11,918	14,769
CITIC International Financial Holdings, Ltd. (a) (c)	26,098	17,276
CLP Holdings, Ltd. ADR	24,987	200,653
Esprit Holdings, Ltd. (a)	13,680	84,802
Foxconn International Holdings, Ltd. (a) (c)	27,402	12,258
Hang Lung Group, Ltd. (a)	11,228	35,569
Hang Lung Properties, Ltd. ADR	5,368	61,808
Hang Seng Bank, Ltd. ADR (b)	9,904	184,065
Henderson Land Development Co. ADR (b)	13,902	60,877
Henderson Land Development Co., Ltd (a)	1,521	6,780
Hong Kong & China Gas ADR	51,798	117,146
Hong Kong Aircraft Engineering Co., Ltd. (a)	862	9,913
Hong Kong Electric Holdings ADR (b)	17,967	112,231
Hong Kong Exchanges and Clearing, Ltd. (a)	13,177	162,304
Hopewell Holdings (a)	8,147	29,589
Hutchison Telecommunications International Ltd. (a) (c)	21,677	24,209
Hutchison Whampoa, Ltd. (a)	26,020	199,861
Hysan Development Co., Ltd. (a)	7,390	19,238
Kerry Properties, Ltd. (a)	8,292	26,877
Kingboard Chemical Holdings, Ltd. (a)	7,098	24,238
Lee & Man Paper Manufacturing,Ltd. (a)	5,892	3,229
Li & Fung, Ltd. (a)	29,049	71,089
Lifestyle International Holdings, Ltd. (a)	8,833	10,033
Link (The), REIT (a)	27,683	57,550
Mongolia Energy Co., Ltd. (a) (c)	43,789	23,581
MTR Corp. (a)	18,168	53,649
New World Development, Ltd. ADR	15,724	34,225
Noble Group, Ltd. (a)	22,999	21,996
NWS Holdings, Ltd. (a)	10,517	18,873
Orient Overseas International, Ltd. (a)	2,837	7,268
Pacific Basin Shipping, Ltd. (a)	21,465	17,847
PCCW, Ltd. ADR (b)	4,829	19,902
Shangri-La Asia, Ltd. ADR (b)	839	23,773
Shun Tak Holdings, Ltd. (a)	13,570	4,673
Sino Land Co. (a)	22,024	24,668
Sun Hung Kai Properties, Ltd. ADR (b)	17,215	173,827
Swire Pacific, Ltd. ADR (b)	10,672	92,640
Television Broadcasts, Ltd. (a)	3,687	15,658
Wharf Holdings, Ltd. (a)	17,833	50,951
Wheelock and Co., Ltd. (a)	11,842	21,481
Wing Hang Bank, Ltd. (a)	2,292	17,611
Yue Yuen Industrial Holdings (a)	8,619	23,546

		2,597,075
IRELAND — 0.5%
Allied Irish Bank ADR (b)	5,703	93,757
Anglo Irish Bank Corp. PLC (a)	9,833	53,481
Bank of Ireland ADR (b)	3,237	73,415
CRH PLC ADR	7,012	149,496
Elan Corp. PLC ADR (c)	6,090	64,980
Experian Group Ltd. SP ADR (b)	13,254	86,820
Irish Life & Permanent PLC (a)	3,575	24,988
Kerry Group PLC, Class A	1,810	52,882
Ryanair Holdings PLC (a) (c)	4,964	15,801
Ryanair Holdings PLC ADR (c)	966	21,667

		637,287
ITALY — 3.6%
A2A SpA (a)	16,230	41,321
Alleanza Assicurazioni SpA (a)	5,482	50,278
Assicurazioni Generali SpA (a)	12,905	427,451
Autogrill SpA (a)	1,318	14,931
Autostrade SpA (a)	3,336	68,579
Banca Carige SpA (a)	9,102	30,001
Banca Intesa SpA (a)	94,012	515,871
Banca Intesa SpA (a)	11,473	54,612
Banca Monte Dei Paschi di Siena SpA (a)	25,428	63,145
Banca Popolare di Milano SCRL (a)	5,107	43,306
Banche Popolari Unite SCRL (a)	7,864	171,889
Banco Popolare SCRL (a)	8,295	128,570
Bulgari SpA (a)	1,945	17,372
Enel SpA (a)	52,850	440,189
Eni SpA ADR	15,890	841,376
Fiat SpA ADR	9,195	121,021
Finmeccanica SpA (a)	3,855	83,380
Fondiaria-Sai SpA (a)	892	21,008
IFIL Investments SpA (a)	4,035	18,257
Italcementi SpA (a)	1,365	12,836
Italcementi SpA (a)	918	11,346
Lottomatica SpA (a)	787	20,562
Luxottica Group SpA ADR (b)	1,798	41,336
Mediaset SpA (a)	9,944	63,012
Mediobanca SpA (a)	6,365	86,198
Mediolanum SpA (a)	2,834	12,953
Parmalat SpA (a)	21,515	50,671
Pirelli & Co. SpA (a)	33,888	19,950
Prysmian SpA (a)	1,399	27,458
Saipem SpA (a)	3,429	102,370
Snam Rete Gas SpA (a)	10,135	61,112
Telecom Italia SpA (Ordinary) ADR	12,998	193,930
Telecom Italia SpA (Savings) ADR	7,805	88,587
Terna SpA (a)	15,545	57,023
Unicredito Italiano SpA (a)	138,444	516,532
Unipol Gruppo Finanziario SpA (a)	8,625	18,467

		4,536,900
JAPAN — 22.0%
77 Bank, Ltd. (The) (a)	4,468	22,570
Acom Co., Ltd. ADR	3,308	27,965
Advantest Corp. ADR	1,938	41,376
Aeon Co., Ltd. (a)	8,294	84,890
Aeon Credit Service Co., Ltd. (a)	1,016	10,388
Aeon Mall Co., Ltd. (a)	821	24,513
Aiful Corp. (a)	976	7,565
Aioi Insurance Co., Ltd. (a)	5,876	29,362
Aisin Seiki Co., Ltd. (a)	2,481	60,869
Ajinomoto Co., Inc. (a)	8,613	82,236
Alfresa Holdings Corp. (a)	385	18,671
All Nippon Airways Co., Ltd. (a)	8,000	28,550
See Accompanying Note to Schedule of Investments
26     E*TRADE International Index Fund

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)

	SHARES	VALUE

JAPAN (continued)
Alps Electric Co., Ltd. (a)	2,234	$17,519
Amada Co., Ltd. (a)	4,698	25,847
Aozora Bank, Ltd. (a)	8,549	13,426
Asahi Breweries, Ltd. (a)	5,010	87,965
Asahi Glass Co., Ltd. (a)	13,064	115,046
Asahi Kasei Corp. (a)	15,441	65,083
Asics Corp. (a)	2,072	16,137
Astellas Pharma, Inc. (a)	6,018	253,324
Bank of Kyoto, Ltd. (The) (a)	3,973	40,622
Bank of Yokohama, Ltd. (The) (a)	16,236	80,567
Benesse Corp. (a)	964	39,444
Bridgestone Corp. (a)	7,898	149,789
Brother Industries, Ltd. (a)	3,055	32,405
Canon, Inc., ADR (b)	13,023	491,618
Canon, Marketing Japan, Inc. (a)	881	13,519
Casio Computer Co., Ltd. (a)	3,072	28,894
Central Japan Railway Co. (a)	21	198,374
Chiba Bank, Ltd. (The) (a)	9,858	51,779
Chubu Electric Power Co., Inc. (a)	8,576	202,436
Chugai Pharmaceutical Co., Ltd. (a)	3,624	59,161
Chugoku Bank, Ltd. (The) (a)	2,115	29,566
Chugoku Electric Power Co., Inc. (The) (a)	3,604	74,020
Citizen Watch Co., Ltd. (a)	4,187	29,071
Coca-Cola West Holdings Co., Ltd. (a)	720	16,299
Cosmo Oil Co., Ltd. (a)	7,136	16,957
Credit Saison Co., Ltd. (a)	2,117	34,855
CSK Holdings Corp. (a)	815	11,931
Dai Nippon Printing Co., Ltd. (a)	7,711	104,195
Daicel Chemical Industries, Ltd. (a)	3,545	15,976
Daido Steel Co., Ltd. (a)	3,939	20,884
Daihatsu Motor Co., Ltd. (a)	2,489	27,279
Daiichi Sankyo Co., Ltd. (a)	8,523	220,000
Daikin Industries, Ltd. (a)	3,417	115,455
Dainippon Ink & Chemicals, Inc. (a)	7,702	14,613
Dainippon Sumitomo Pharma Co., Ltd. (a)	2,077	17,045
Daito Trust Construction Co., Ltd. (a)	1,043	38,862
Daiwa House Industry Co., Ltd. (a)	6,604	63,251
Daiwa Securities Group, Inc. (a)	17,283	126,110
DeNA Co., Ltd. (a)	4	16,145
Denki Kagaku Kogyo Kabushiki Kaisha (a)	6,224	16,403
Denso Corp. (a)	6,297	154,728
Dentsu, Inc. (a)	25	50,369
Dowa Holdings Co., Ltd. (a)	3,541	15,907
Dowa Mining Co., Ltd. Rights, expires 01/29/10 (c)	2,165	454
East Japan Railway Co. (a)	42	313,781
Eisai Co., Ltd. ADR	3,265	125,784
Electric Power Development Co., Ltd. (a)	1,726	55,837
Elpida Memory, Inc. (a) (c)	1,428	26,887
FamilyMart Co., Ltd. (a)	759	32,173
Fanuc, Ltd. (a)	2,482	187,059
Fast Retailing Co., Ltd. (a)	618	63,132
Fuji Electric Holdings Co., Ltd. (a)	7,251	17,547
Fuji Heavy Industries, Ltd. (a)	7,604	38,586
Fuji Television Network, Inc. (a)	6	7,753
Fujifilm Holdings Corp. (a)	6,332	163,537
Fujitsu, Ltd. (a)	24,128	135,890
Fukuoka Financial Group, Inc. (a)	10,026	36,962
Furukawa Electric Co. (The) (a)	8,236	36,434
Gunma Bank, Ltd. (The) (a)	5,231	29,883
Hachijuni Bank, Ltd. (The) (a)	5,557	29,532
Hakuhodo DY Holdings, Inc. (a)	302	14,925
Hankyu Hanshin Holdings, Inc. (a)	15,643	71,980
Haseko Corp. (a)	16,516	11,883
Hikari Tsushin, Inc. (a)	340	7,292
Hino Motors, Ltd. (a)	3,349	13,565
Hirose Electric Co., Ltd. (a)	415	39,624
Hiroshima Bank, Ltd. (The) (a)	6,478	24,039
Hisamitsu Pharmaceutical Co. (a)	863	37,839
Hitachi Chemical Co., Ltd. (a)	1,343	18,054
Hitachi Construction Machinery Co., Ltd. (a)	1,393	34,492
Hitachi High-Technologies Corp. (a)	892	17,720
Hitachi Metals, Ltd. (a)	2,136	25,575
Hitachi, Ltd. ADR	4,112	285,332
Hokkaido Electric Power Co., Inc. (a)	2,509	52,482
Hokuhoku Financial Group, Inc. (a)	15,320	34,249
Hokuriku Electric Power Co. (a)	2,283	55,034
Honda Motor Co., Ltd., ADR (b)	20,156	606,897
Hoya Corp. ADR	5,352	103,849
Ibiden Co., Ltd. (a)	1,758	42,874
Idemitsu Kosan Co., Ltd. (a)	285	23,123
INPEX Holdings, Inc. (a)	11	93,650
Isetan Mitsukoshi Holdings, Ltd. (a) (c)	4,408	51,818
Ishikawajima-Harima Heavy Industries Co., Ltd. (a)	17,100	26,918
Isuzu Motors, Ltd. (a)	16,482	45,886
Ito En, Ltd. (a)	827	10,754
Itochu Corp. (a)	19,500	117,681
Itochu Techno-Solutions Corp. (a)	390	9,952
Iyo Bank, Ltd. (The) (a)	3,145	34,345
J. Front Retailing Co., Ltd. (a)	5,557	32,114
Jafco Co., Ltd. (a)	438	16,539
Japan Airlines System Corp. (a) (c)	12,000	24,753
Japan Petroleum Exploration Co., Ltd. (a)	370	19,027
Japan Prime Realty Investment Corp., REIT (a)	8	19,003
Japan Real Estate Investment Corp., REIT (a)	5	40,419
Japan Retail Fund Investment Corp., REIT (a)	5	20,594
Japan Steel Works, Ltd. (The) (a)	4,570	56,921
Japan Tobacco, Inc. (a)	56	211,447
JFE Holdings, Inc. (a)	6,375	198,082
JGC Corp. (a)	2,852	45,838
Joyo Bank, Ltd. (The) (a)	9,052	41,282
JS Group Corp. (a)	3,446	43,459
JSR Corp. (a)	2,320	30,994
JTEKT Corp. (a)	2,494	28,507
Jupiter Telecommunications Co., Ltd. (a)	91	65,638
Kajima Corp. (a)	10,955	33,153
Kamigumi Co., Ltd. (a)	3,375	25,399
Kaneka Corp. (a)	3,937	21,788
Kansai Electric Power Co., Inc. (The) (a)	9,401	209,533
Kansai Paint Co., Ltd. (a)	2,825	17,554
Kao Corp. ADR	676	179,880
Kawasaki Heavy Industries, Ltd. ADR (b)	4,863	39,943
Kawasaki Kisen Kaisha, Ltd. (a)	7,859	48,708
KDDI Corp. (a)	38	215,643
Keihin Electric Express Railway Co., Ltd. (a)	5,568	36,560
Keio Electric Railway Co., Ltd. (a)	7,492	40,419
Keisei Electric Railway Co., Ltd. (a)	3,573	19,707
Keyence Corp. (a)	488	97,522
Kikkoman Corp. (a)	1,788	24,262
Kinden Corp. (a)	1,723	16,443
Kintetsu Corp. (a)	21,053	73,498
Kirin Brewery Co., Ltd. ADR	10,201	132,311
Kobe Steel, Ltd. (a)	34,293	69,131
Komatsu, Ltd. ADR	2,911	183,711
Konami Corp. ADR (b)	1,301	33,032
Konica Minolta Holdings, Inc. (a)	6,197	70,951
Kubota Corp. ADR	2,845	89,333
Kuraray Co., Ltd. (a)	4,463	44,443
Kurita Water Industries, Ltd. (a)	1,462	34,304
Kyocera Corp. ADR	2,106	160,393
Kyowa Hakko Kogyo Co., Ltd. (a)	2,844	29,964
Kyushu Electric Power Co., Inc. (a)	4,913	102,593
Lawson, Inc. (a)	903	41,717
Leopalace21 Corp. (a)	1,653	12,805
Mabuchi Motor Co., Ltd. (a)	396	18,039
Makita Corp. (a)	1,585	32,528
Marubeni Corp. (a)	21,346	96,934
Marui Co., Ltd. (a)	3,405	25,474
Maruichi Steel Tube, Ltd. (a)	509	14,005
Matsushita Electric Industrial Co., Ltd. ADR (c)	22,457	389,180
See Accompanying Note to Schedule of Investments
E*TRADE International Index Fund     27

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)

	SHARES	VALUE

JAPAN (continued)
Matsushita Electric Works, Ltd. (a)	4,864	$43,272
Mazda Motor Corp. (a)	11,942	48,721
Mediceo Paltac Holdings Co., Ltd. (a)	1,890	23,163
Meiji Dairies Corp. (a)	3,416	18,295
Minebea Co., Ltd. ADR (b)	2,327	17,097
Mitsubishi Chemical Holdings Corp. (a)	16,582	87,805
Mitsubishi Corp. ADR	8,269	335,698
Mitsubishi Electric Corp. (a)	25,028	169,168
Mitsubishi Estate Co., Ltd. (a)	14,344	283,156
Mitsubishi Gas Chemical Co., Inc. (a)	5,009	24,268
Mitsubishi Heavy Industries, Ltd. (a)	41,509	180,616
Mitsubishi Logistics Corp. (a)	1,481	18,799
Mitsubishi Materials Corp. (a)	14,908	46,910
Mitsubishi Motors Corp. (a) (c)	46,620	78,700
Mitsubishi Rayon Co., Ltd. (a)	6,994	17,352
Mitsubishi UFJ Financial Group, Inc. (a)	5,009	43,758
Mitsubishi UFJ Financial Group, Inc. ADR	125,950	1,100,803
Mitsubishi UFJ Lease & Finance Co., Ltd. (a)	754	24,718
Mitsui & Co., Ltd. ADR (b)	1,054	258,494
Mitsui Chemicals, Inc. (a)	8,206	36,241
Mitsui Engineering & Shipbuilding Co., Ltd. (a)	9,148	17,464
Mitsui Fudosan Co., Ltd. (a)	10,221	197,843
Mitsui Mining & Smelting Co., Ltd. (a)	7,421	17,352
Mitsui O.S.K. Lines, Ltd. (a)	14,841	129,175
Mitsui Sumitomo Insurance Group Holdings, Inc. (a)	4,703	160,458
Mitsui Trust Holdings, Inc. (a)	10,232	55,339
Mitsumi Electric Co., Ltd. (a)	1,066	27,117
Mizuho Financial Group, Inc. (a)	118	516,955
Mizuho Trust & Banking Co., Ltd. (a)	19,523	26,835
Murata Manufacturing Co., Ltd. (a)	2,772	112,108
Namco Bandai Holdings, Inc. (a)	2,653	29,218
NEC Corp. ADR	24,973	113,005
NEC Electronics Corp. (a) (c)	480	10,047
NGK Insulators, Ltd. (a)	3,463	42,471
NGK Spark Plug Co., Ltd. (a)	2,230	21,748
NHK Spring Co., Ltd. (a)	2,055	11,418
Nidec Corp. (a)	1,408	86,773
Nikon Corp. (a)	4,405	105,861
Nintendo Co., Ltd. (a)	1,210	514,169
Nippon Building Fund, Inc., REIT (a)	6	58,107
Nippon Electric Glass Co., Ltd. (a)	4,511	40,936
Nippon Express Co., Ltd. (a)	10,319	46,149
Nippon Meat Packers, Inc. (a)	2,367	35,958
Nippon Mining Holdings, Inc. (a)	11,424	46,099
Nippon Oil Corp. (a)	17,071	86,118
Nippon Paper Group, Inc. (a)	12	35,131
Nippon Sheet Glass Co., Ltd. (a)	7,804	40,488
Nippon Steel Corp. (a)	62,315	235,670
Nippon Telegraph & Telephone ADR	12,841	289,051
Nippon Yusen Kabushiki Kaisha (a)	14,339	93,638
Nipponkoa Insurance Co., Ltd. (a)	8,566	48,234
NISHI-NIPPON City Bank, Ltd. (a)	9,287	23,231
Nissan Chemical Industries, Ltd. (a)	1,875	17,248
Nissan Motor Co., Ltd. ADR (b)	13,796	187,488
Nisshin Seifun Group, Inc. (a)	2,326	31,367
Nisshin Steel Co., Ltd. (a)	9,660	18,720
Nisshinbo Industries, Inc. (a)	1,801	17,595
Nissin Food Products Co., Ltd. (a)	1,073	38,311
Nitori Co., Ltd. (a)	515	30,653
Nitto Denko Corp. (a)	2,138	54,489
NOK Corp. (a)	1,458	16,374
Nomura Holdings, Inc. ADR (b)	21,596	282,476
Nomura Real Estate Holdings, Inc. (a)	677	16,155
Nomura Real Estate Office Fund, Inc., REIT (a)	3	20,537
Nomura Research (a)	1,457	30,041
NSK, Ltd. (a)	5,712	33,057
NTN Corp. (a)	5,484	28,550
NTT Data Corp. (a)	17	67,330
NTT DoCoMo, Inc. ADR (b)	19,557	310,956
NTT Urban Development Corp. (a)	16	19,491
Obayashi Corp. (a)	7,943	40,241
Obic Co., Ltd. (a)	90	14,714
Odakyu Electric Railway Co., Ltd. (a)	8,113	60,159
Oji Paper Co., Ltd. (a)	11,028	55,542
OKUMA Corp. (a)	1,858	10,801
Olympus Corp. (a)	2,986	87,430
Omron Corp. ADR	2,742	41,583
Ono Pharmaceutical Co., Ltd. (a)	1,252	57,945
Onward Kashiyama Co., Ltd. (a)	1,680	17,602
Oracle Corp., Japan (a)	494	22,523
Oriental Land Co., Ltd. (a)	678	46,046
Orix Corp. ADR	2,387	148,734
Osaka Gas Co., Ltd. (a)	26,059	89,890
Otsuka Corp. (a)	205	13,402
Pioneer Corp. (a)	2,040	13,480
Promise Co., Ltd. (a)	786	15,236
Rakuten, Inc. (a)	85	48,050
Resona Holdings, Inc. (a)	66	89,196
Ricoh Co., Ltd. ADR	1,737	118,374
Rohm Co., Ltd. (a)	1,308	72,074
Sankyo Co., Ltd., Gunma (a)	695	35,341
Santen Pharmaceutical Co., Ltd. (a)	956	24,346
Sanyo Electric Co., Ltd. (a) (c)	21,824	37,960
Sapporo Hokuyo Holdings, Inc. (a)	4	20,060
Sapporo Holdings, Ltd. (a)	3,317	24,676
SBI Holdings, Inc. (a)	216	32,393
Secom Co., Ltd. (a)	2,719	113,470
Sega Sammy Holdings, Inc. ADR (b)	9,538	21,203
Seiko Epson Corp. (a)	1,653	38,510
Sekisui Chemical Co., Ltd. (a)	5,590	33,289
Sekisui House, Ltd. ADR	5,972	53,664
Seven & I Holdings Co., Ltd. (a)	9,923	285,597
Sharp Corp. (a)	12,947	141,726
Shikoku Electric Power Co., Inc. (a)	2,410	60,639
Shimadzu Corp. (a)	3,259	26,456
Shimamura Co., Ltd. (a)	284	19,079
Shimano, Inc. (a)	870	30,004
Shimizu Corp. (a)	7,659	36,550
Shin-Etsu Chemical Co., Ltd. (a)	5,011	238,703
Shinko Electric Industries Co., Ltd. (a)	875	8,297
Shinko Securities Co., Ltd. (a)	6,828	19,314
Shinsei Bank, Ltd. (a)	12,759	39,314
Shionogi & Co., Ltd. (a)	3,866	78,444
Shiseido Co., Ltd. (a)	4,248	95,298
Shizuoka Bank, Ltd. (The) (a)	7,818	77,111
Showa Denko Kabushiki Kaisha (a)	15,358	32,441
Showa Shell Sekiyu Kabushiki Kaisha (a)	2,440	23,807
SMC Corp. (a)	745	77,759
Softbank Corp. (a)	9,797	127,899
Sojitz Corp. (a)	15,980	37,103
Sompo Japan Insurance, Inc. (a)	10,874	92,460
Sony Corp. ADR (b)	12,260	378,466
Sony Financial Holdings, Inc. (a)	12	47,330
Square Enix Co., Ltd. (a)	820	24,024
Stanley Electric Co., Ltd. (a)	1,950	28,658
Sumco Corp. (a)	1,669	26,464
Sumitomo Chemical Co., Ltd. (a)	20,368	90,139
Sumitomo Corp. ADR	14,577	131,950
Sumitomo Electric Industries, Ltd. (a)	9,714	105,918
Sumitomo Heavy Industries, Ltd. (a)	7,453	35,598
Sumitomo Metal Industries, Ltd. ADR (b)	4,980	148,699
Sumitomo Metal Mining Co. (a)	7,156	71,844
Sumitomo Mitsui Financial Group, Inc. (a)	81	508,752
Sumitomo Realty & Development (a)	4,933	107,627
Sumitomo Rubber Industries, Inc. (a)	2,214	19,760
Sumitomo Titanium Corp. (a)	238	7,936
Sumitomo Trust & Banking Co., Ltd. ADR	18,441	116,379
Suruga Bank, Ltd. (a)	2,917	34,014
See Accompanying Note to Schedule of Investments
28     E*TRADE International Index Fund

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)

	SHARES	VALUE

JAPAN (continued)
Suzuken Co., Ltd. (a)	913	$27,794
Suzuki Motor Corp. (a)	4,572	84,867
T&D Holdings, Inc. (a)	2,552	135,042
Taiheiyo Cement Corp. (a)	11,692	17,076
Taisei Corp. (a)	12,412	32,450
Taisho Pharmaceutical Co., Ltd. (a)	1,660	32,984
Taiyo Nippon Sanso Corp. (a)	3,654	28,999
Takashimaya Co., Ltd. (a)	3,856	33,658
Takeda Pharmaceutical Co., Ltd. (a)	10,311	520,094
Takefuji Corp. (a)	1,431	18,655
Tanabe Seiyaku Co., Ltd. (a)	2,908	40,488
TDK Corp. ADR	1,594	78,855
Teijin, Ltd. (a)	11,478	34,552
Terumo Corp. (a)	2,185	114,183
THK Co., Ltd. (a)	1,551	24,177
Tobu Railway Co., Ltd. (a)	10,565	51,321
Toho Co., Ltd. (a)	1,469	30,797
Toho Gas Co., Ltd. (a)	6,231	34,428
Toho Titanium Co., Ltd. (a)	394	6,107
Tohoku Electric Power Co., Inc. (a)	5,536	119,207
Tokai Rika Co., Ltd. (a)	671	8,538
Tokio Marine Holdings, Inc. ADR	8,555	301,377
Tokuyama Corp. (a)	2,856	16,601
Tokyo Broadcasting System, Inc. (a)	500	8,598
Tokyo Electric Power Co., Inc. (The) (a)	14,861	366,301
Tokyo Electron, Ltd. (a)	2,222	100,728
Tokyo Gas Co., Ltd. (a)	30,181	126,155
Tokyo Steel Manufacturing Co., Ltd. (a)	1,406	15,563
Tokyo Tatemono Co., Ltd. (a)	3,501	16,679
Tokyu Corp. (a)	14,239	68,150
Tokyu Land Corp. (a)	5,871	21,862
TonenGeneral Sekiyu K.K. (a)	3,660	30,114
Toppan Printing Co., Ltd. (a)	6,794	53,080
Toray Industries, Inc. (a)	17,244	81,102
Toshiba Corp. (a)	39,828	174,011
Tosoh Corp. (a)	6,618	19,564
Toto, Ltd. (a)	3,369	24,959
Toyo Seikan Kaisha, Ltd. (a)	2,104	32,355
Toyo Suisan Kaisha, Ltd. (a)	1,149	29,180
Toyoda Gosei Co., Ltd. (a)	842	14,332
Toyota Boshoku Corp. (a)	851	9,425
Toyota Industries Corp. (a)	2,321	58,679
Toyota Motor Corp. ADR (b)	16,524	1,417,759
Toyota Tsusho Corp. (a)	2,751	36,107
Trend Micro, Inc. (a)	1,359	51,601
Ube Industries, Ltd. (a)	13,068	35,299
Uni-Charm Corp. (a)	536	41,219
UNY Co., Ltd. (a)	2,329	23,743
Ushio, Inc. (a)	1,537	25,370
USS Co., Ltd. (a)	318	20,489
West Japan Railway Co. (a)	23	98,673
Yahoo! Japan Corp. (a)	196	64,279
Yakult Honsha Co., Ltd. (a)	1,253	38,679
Yamada Denki Co., Ltd. (a)	1,123	85,274
Yamaguchi Financial Group, Inc. (a)	2,739	33,486
Yamaha Corp. (a)	2,274	38,845
Yamaha Motor Co., Ltd. (a)	2,597	35,534
Yamato Holdings Co., Ltd. (a)	5,034	56,483
Yamato Kogyo Co., Ltd. (a)	517	18,097
Yamazaki Baking Co., Ltd. (a)	1,569	19,063
Yaskawa Electric Corp. (a)	3,105	17,712
Yokogawa Electric Corp. (a)	2,957	18,809

		27,941,510
LUXEMBOURG — 0.5%
ArcelorMittal	10,611	523,971
Millicom International Cellular SA, SDR (a)	910	62,396
SES, FDR (a)	3,914	80,842

		667,209
NETHERLANDS — 4.4%
Aegon NV	18,016	158,180
Akzo Nobel NV ADR	3,521	166,252
ASML Holding NV	5,586	98,369
Corio NV REIT (a)	566	40,123
European Aeronautic Defence and Space Co., NV (a)	4,217	71,801
Fugro NV (a)	752	44,308
Heineken Holding NV (a)	1,428	55,936
Heineken NV (a)	3,173	127,198
Ing Groep NV ADR	23,286	498,320
James Hardie Industries NV ADR (b)	1,212	25,294
Koninklijke Ahold NV SP ADR	15,437	176,223
Koninklijke Boskalis Westminster NV (a)	696	32,917
Koninklijke DSM NV SP ADR	7,050	82,577
Koninklijke Philips Electronics NV	13,252	361,117
Randstad Holdings NV (a)	2,864	75,129
Reed Elsevier NV ADR	4,046	120,166
Royal Dutch Shell PLC, Class A ADR (b)	16,841	961,453
Royal Dutch Shell PLC, Class B ADR (b)	21,730	1,282,287
Royal KPN NV ADR	22,502	322,143
SBM Offshore NV (a)	1,856	39,645
SNS Reaal (a)	1,693	19,278
TNT NV ADR	4,911	134,516
TomTom NV (a) (c)	789	14,478
Unilever NV	19,884	559,933
Wolters Kluwer NV ADR	3,843	76,842

		5,544,485
NEW ZEALAND — 0.1%
Auckland International Airport, Ltd. (a)	12,664	16,610
Contact Energy, Ltd. (a)	3,734	19,731
Fletcher Building, Ltd. (a)	6,486	29,247
Sky City Entertainment Group, Ltd. (a)	6,169	15,292
Telecom Corp. of New Zealand, Ltd. ADR	4,719	43,368

		124,248
NORWAY — 0.7%
Aker Kvaerner ASA (a)	2,129	34,258
DNB NOR ASA (a)	9,493	73,180
Norsk Hydro ASA ADR	9,164	60,062
Orkla ASA (a)	10,739	98,200
Petroleum Geo-Services ASA (a) (c)	2,215	29,085
Renewable Energy Corp. AS (a) (c)	1,921	35,384
StatoilHydro ASA, SP ADR	15,666	372,851
Storebrand ASA (a)	4,953	29,252
Telenor ASA ADR	3,627	132,141
Yara International ASA ADR	2,455	84,293

		948,706
PORTUGAL — 0.3%
Banco BPI SA (a)	3,383	10,498
Banco Comercial Portugues SA, Class R (a)	30,401	49,622
Banco Espirito Santo SA (a)	2,914	36,052
Brisa-Auto Estradas de Portugal SA (a)	3,885	38,556
Cimpor Cimentos de Portugal SA (a)	3,481	22,265
Energias de Portugal ADR	2,368	97,757
Portugal Telecom SGPS SA ADR	8,636	87,051
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA (a)	1,401	10,337
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA ADR	2,235	16,293
Sonae SGPS SA (a)	11,656	8,944

		377,375
SINGAPORE — 1.1%
Ascendas Real Estate Investment Trust, REIT (a)	12,876	17,095
CapitaCommerical Trust, REIT (a)	12,560	11,737
CapitaLand, Ltd. ADR (b)	10,905	46,680
See Accompanying Note to Schedule of Investments
E*TRADE International Index Fund     29

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)

	SHARES	VALUE

SINGAPORE (continued)
CapitalMall Trust, REIT (a)	15,088	$24,181
City Developments, Ltd. (a)	6,477	40,704
ComfortDelgro Corp., Ltd. (a)	24,301	25,711
Cosco Corp. Singapore, Ltd. (a)	11,595	12,507
DBS Group Holdings ADR	3,687	173,093
Fraser And Neave, Ltd. (a)	12,583	31,719
Genting International PLC (a) (c)	37,421	12,063
Golden Agri-Resources, Ltd. (a)	64,593	14,474
Jardine Cycle & Carriage, Ltd. (a)	1,822	20,142
Keppel Corp., Ltd. ADR (b)	8,225	90,321
Keppel Land, Ltd. (a)	4,665	9,364
Neptune Orient Lines, Ltd. ADR	1,667	8,348
Olam International, Ltd. (a)	15,519	19,892
Oversea-Chinese Banking Corp., Ltd. (a)	32,394	164,375
Parkway Holdings, Ltd. (a)	11,712	15,592
SembCorp Industries, Ltd. (a)	12,711	29,265
SembCorp Marine, Ltd. (a)	10,729	22,924
Singapore Airlines, Ltd. (a)	6,913	69,795
Singapore Exchange, Ltd. (a)	11,045	48,355
Singapore Press Holdings, Ltd. (a)	19,576	54,890
Singapore Technologies Engineering, Ltd. (a)	17,409	33,225
Singapore Telecommunications, Ltd. ADR	9,717	220,887
United Overseas Bank, Ltd. ADR	7,894	185,520
Uol Group, Ltd. (a)	6,702	11,913
Venture Corp., Ltd. (a)	2,842	15,539
Wilmar International, Ltd. (a)	10,751	19,161
Yanlord Land Group, Ltd. (a)	5,912	3,898

		1,453,370
SPAIN — 4.1%
Abertis Infraestructuras SA (a)	3,473	68,207
Acciona SA (a)	370	56,265
Acerinox SA (a)	1,848	33,027
ACS Actividades Cons y Servicios SA (a)	2,514	101,551
Banco Bilbao Vizcaya ADR (b)	43,460	702,748
Banco de Sabadell SA (a)	11,889	92,196
Banco Popular Espanol SA (a)	10,232	121,606
Banco Santander Central Hispano SA ADR (b)	76,341	1,146,642
Bankinter SA (a)	3,417	42,856
Cintra Concesiones de Infraestructuras de Transporte SA (a)	2,806	32,902
Criteria Caixacorp SA (a)	10,889	52,237
Enagas (a)	2,319	49,895
Fomento de Construcciones y Contratas SA (a)	592	26,684
Gamesa Corporacion Tecnologica SA (a)	2,363	80,780
Gas Natural SDG SA (a)	1,450	53,702
Gestevision Telecinco SA (a)	1,278	13,032
Grifols SA (a)	1,656	42,218
Grupo Ferrovial SA (a)	817	37,473
Iberdrola Renovables (a) (c)	10,941	47,700
Iberdrola SA (a)	42,668	432,494
Iberia Lineas Aereas de Espana (a)	6,170	14,985
Inditex SA (a)	2,826	119,311
Indra Sistemas SA (a)	1,275	30,315
Mapfre SA (a)	8,841	38,561
Promotora de Informaciones SA (a)	1,134	7,640
Red Electrica de Espana (a)	1,402	71,232
Repsol SA ADR	8,941	265,190
Sacyr Vallehermoso SA (a)	922	15,267
Telefonica SA ADR	17,480	1,249,645
Union Fenosa SA (a)	4,734	115,478
Zardoya Otis SA (a)	1,493	32,519

		5,194,358
SWEDEN — 2.1%
Alfa Laval AB (a)	4,916	50,514
Assa Abloy AB, Class B (a)	4,042	48,603
Atlas Copco AB, Class A ADR	8,697	96,665
Atlas Copco AB, Class B (a)	5,054	50,706
Boliden AB (a)	3,749	15,656
Electrolux AB, Class B ADR (b)	1,648	37,698
Getinge AB (a)	2,333	47,749
Hennes & Mauritz AB, Class B (a)	6,240	253,708
Holmen AB, Class B (a)	684	22,100
Husqvarna AB ADR (b)	1,764	25,931
Investor AB, Class B (a)	5,899	109,689
Lundin Petroleum AB (a) (c)	2,850	23,645
Modern Times Group AB, Class B (a)	671	24,002
Nordea Bank AB (a)	25,362	300,670
Sandvik AB ADR	13,059	134,846
Scania AB, Class B (a)	4,662	57,015
Securitas AB, Class B (a)	4,055	45,355
Skandinaviska Enskilda Banken AB, Class A (a)	6,011	93,097
Skanska AB (a)	4,873	55,076
SKF AB — B Shares ADR (b)	4,993	62,298
Ssab Svenskt Staal AB — Series A (a)	2,339	36,932
Ssab Svenskt Staal AB — Series B (a)	1,076	14,762
Svenska Cellulosa AB ADR	7,286	75,496
Svenska Handelsbanken AB (a)	5,989	133,189
Swedbank AB, Class A (a)	4,672	60,651
Swedish Match AB (a)	3,458	60,023
TELE2 AB, Class B (a)	3,948	44,740
Telefonaktiebolaget LM Ericsson ADR (b)	36,189	341,262
TeliaSonera AB (a)	29,079	164,096
Volvo AB, Class A ADR	14,093	124,300

		2,610,474
SWITZERLAND — 7.7%
ABB, Ltd. ADR	26,785	519,629
Actelion, Ltd., Registered (a) (c)	1,266	65,407
Adecco SA, Registered (a)	1,593	69,406
Baloise Holding AG (a)	664	45,454
Compagnie Financiere Richemont AG, Class A (a)	6,372	282,278
Credit Suisse Group ADR (b)	12,770	616,536
EFG International, Registered (a)	665	19,250
Geberit AG (a)	514	63,202
Givaudan SA, Registered (a)	85	71,184
Holcim, Ltd. (a)	2,731	200,685
Julius Baer Holding AG, Registered (a)	2,747	136,969
Kuehne & Nagel International AG (a)	699	46,762
Lindt & Spruengli AG (a)	11	26,891
Logitech International SA (c)	2,233	52,074
Logitech International SA (a) (c)	818	18,721
Lonza Group AG, Registered (a)	620	77,997
Nestle SA ADR	47,982	2,062,636
Nobel Biocare Holding AG (a)	1,548	51,915
Novartis AG ADR	28,313	1,496,059
OC Oerlikon Corp. AG (a) (c)	92	18,271
Pargesa Holding SA (a)	350	30,201
Roche Holding AG ADR	17,151	1,334,603
Schindler Holding AG (a)	660	39,835
SGS SA (a)	61	71,980
Sonova Holding AG (a)	609	39,810
STMicroelectronics NV	8,842	90,012
Straumann Holding AG (a)	101	28,058
Sulzer AG (a)	353	37,657
Swatch Group AG (a)	410	75,879
Swatch Group AG, Class B (a)	664	22,307
Swiss Life Holding (a)	453	65,942
Swiss Reinsurance Co. ADR	4,290	232,243
Swisscom AG ADR	2,942	86,981
Syngenta AG ADR (b)	6,348	268,647
Synthes, Inc. (a)	769	106,665
UBS AG, Registered (a) (c)	35,877	614,839
Xstrata PLC (a)	7,756	242,336
Zurich Financial Services ADR	17,767	484,879

		9,814,200
See Accompanying Note to Schedule of Investments
30     E*TRADE International Index Fund

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)

	SHARES	VALUE

UNITED KINGDOM — 18.6%
3i Group PLC (a)	4,957	$62,928
Acergy SA ADR	2,525	25,402
Alliance & Leicester PLC (a)	4,904	23,971
Amec PLC (a)	4,294	49,381
Anglo American PLC (a)	16,138	546,547
Antofagasta PLC (a)	5,107	37,194
Associated British Foods PLC (a)	4,614	58,702
AstraZeneca PLC, SP ADR (b)	17,784	780,362
Aviva PLC (a)	32,020	279,236
BAE Systems PLC ADR	10,720	314,895
Balfour Beatty PLC (a)	6,170	33,611
Barclays PLC ADR (b)	20,040	494,988
Berkeley Group Holdings PLC (The) (a)	1,095	15,001
BG Group PLC ADR	8,163	736,959
BHP Billiton PLC ADR (b)	13,470	618,408
BP PLC ADR	38,403	1,926,679
British Airways ADR	747	22,396
British American Tobacco PLC ADR (b)	9,237	572,694
British Energy Group PLC (a)	13,378	182,259
British Land Co. PLC ADR (b)	6,617	87,809
British Sky Broadcasting Group PLC, ADR	3,689	109,563
BT Group PLC ADR (b)	9,609	278,757
Bunzl PLC ADR	846	49,536
Burberry Group PLC (a)	5,603	39,721
Cable & Wireless PLC (a)	32,197	95,861
Cadbury PLC SP ADR	4,375	179,113
Cairn Energy PLC (a) (c)	1,695	63,428
Capita Group PLC (a)	7,892	98,474
Carnival PLC ADR	2,101	65,131
Carphone Warehouse Group PLC (a)	5,327	16,494
Centrica PLC ADR	4,493	251,466
Cobham PLC (a)	14,705	50,115
Compass Group PLC ADR (b)	24,075	147,618
Daily Mail & General Trust (a)	3,664	21,200
Diageo PLC ADR	7,848	540,413
Drax Group PLC (a)	1,115	15,052
Enterprise Inns PLC (a)	6,553	21,215
Eurasian Natural Resources Corp. (a)	4,170	38,070
Firstgroup PLC (a)	6,236	59,687
Friends Provident PLC (a)	30,088	51,306
GKN PLC ADR (b)	9,133	31,866
GlaxoSmithKline PLC ADR	33,382	1,450,782
Group 4 Securicor PLC (a)	16,414	59,510
Hammerson PLC, REIT (a)	3,745	66,194
Hays PLC (a)	18,159	26,362
HBOS PLC ADR	45,631	99,553
Home Retail Group (a)	11,364	48,015
HSBC Holdings PLC ADR (b)	28,968	2,341,483
ICAP PLC (a)	6,718	43,443
IMI PLC (a)	4,175	28,242
Imperial Tobacco Group ADR	6,202	397,304
Inchcape PLC (a)	5,652	19,142
Intercontinental Hotels Group PLC ADR	3,436	42,503
International Power PLC ADR	1,948	125,606
Invensys PLC ADR (c)	10,323	37,766
Investec PLC (a)	5,182	28,387
ITV PLC (a)	42,814	32,235
J Sainsbury PLC ADR	3,386	84,012
Johnson Matthey PLC ADR (b)	1,390	66,895
Kazakhmys PLC (a)	2,652	27,923
Kingfisher PLC ADR	15,177	71,255
Ladbrokes PLC ADR	7,791	25,899
Land Securities Group PLC, REIT (a)	6,022	136,361
Legal & General Group PLC ADR	15,931	141,980
Liberty International PLC, REIT (a)	3,283	56,915
Lloyds Tsb Group PLC ADR	17,236	288,358
LogicaCMG PLC (a)	18,880	37,034
London Stock Exchange Group PLC (a)	1,970	31,275
Lonmin PLC (a)	2,024	82,993
Man Group PLC (a)	22,212	136,085
Marks & Spencer Group PLC ADR	10,438	74,978
Meggitt PLC (a)	8,530	28,777
Mitchells & Butlers PLC (a)	5,220	20,749
Mondi PLC (a)	4,756	22,257
National Express Group PLC (a)	1,682	24,385
National Grid PLC ADR	6,163	395,788
Next PLC (a)	2,594	47,952
Old Mutual PLC (a)	65,478	91,887
Pearson PLC ADR	10,469	114,112
Persimmon PLC (a)	3,887	28,356
Prudential Corp. PLC ADR	15,076	277,398
Reckitt Benckiser Group PLC (a)	7,382	358,839
Reed Elsevier PLC SP ADR	3,564	143,059
Rentokil Initial PLC ADR	4,701	28,908
Rexam PLC ADR	1,665	58,316
Rio Tinto PLC ADR (b)	3,045	759,728
Rolls-Royce Group PLC SP ADR (b)	4,719	141,520
Royal & Sun Alliance Insurance Group PLC (a)	42,144	112,969
Royal Bank of Scotland Group PLC (a)	201,799	652,665
SABmiller PLC ADR	11,026	213,434
Sage Group PLC (The) (a)	16,906	59,368
Schroders PLC (a)	1,599	29,574
Scottish & Southern Energy ADR (b)	10,561	268,623
Segro PLC, REIT (a)	5,648	42,693
Serco Group PLC (a)	6,284	41,089
Severn Trent PLC (a)	3,038	73,906
Shire, Ltd. (a)	11,042	175,059
Smith & Nephew PLC ADR	2,308	122,532
Smiths Group PLC (a)	5,023	91,325
Stagecoach Group PLC (a)	6,921	31,534
Standard Chartered PLC (a)	17,206	424,455
Standard Life PLC (a)	28,159	123,075
Tate & Lyle PLC ADR	1,480	40,203
Tesco PLC ADR	31,983	662,886
Thomas Cook Group PLC (a)	6,327	25,170
Thomson Reuters PLC	437	59,314
Tomkins PLC ADR (b)	2,854	31,594
Tui Travel PLC (a)	7,240	28,067
Tullow Oil PLC (a)	9,320	119,467
Unilever PLC ADR	15,851	431,306
United Business Media Ltd (a)	2,998	26,476
United Utilities Group PLC ADR	4,407	109,187
Vedanta Resources PLC (a)	1,865	39,192
Vodafone Group PLC ADR	64,847	1,433,119
Whitbread PLC (a)	2,277	43,172
William Hill PLC (a)	4,498	19,016
William Morrison Supermarkets PLC (a)	31,310	145,980
Wolseley PLC ADR	8,569	63,653
WPP Group PLC SP ADR (b)	2,901	118,071

		23,602,203

TOTAL COMMON STOCKS (Cost $152,994,398)		123,956,944

EXCHANGE TRADED FUND — 1.4%
UNITED STATES — 1.4%
iShares MSCI EAFE Index Fund (b)	31,868	1,794,168

TOTAL EXCHANGE TRADED FUND (Cost $1,902,912)		1,794,168

PREFERENCE STOCKS — 0.5%
GERMANY — 0.4%
Bayerische Motoren Werke AG (a)	676	20,686
Fresenius SE (a)	1,005	72,977
Henkel KGaA (a)	2,307	83,962
Porsche AG (a)	1,133	122,588
See Accompanying Note to Schedule of Investments
E*TRADE International Index Fund     31

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)

	SHARES	VALUE

GERMANY (continued)
ProSiebensat.1 Media AG (a)	1,063	$7,175
Rwe AG ADR (a)	505	36,235
Volkswagen AG (a)	1,363	169,307

		512,930
ITALY — 0.1%
IFI Istituto Finanziario Industriale SpA (a) (c)	845	9,313
Unipol SpA (a)	11,806	20,011

		29,324

TOTAL PREFERENCE STOCKS (Cost $578,523)		542,254

TOTAL INVESTMENTS — 99.5% (Cost $155,475,833)(d)		126,293,366
OTHER ASSETS LESS LIABILITIES — 0.5%		683,449

TOTAL NET ASSETS — 100.0%		$126,976,815

(a)	Represents fair value as determined in good faith under the direction of the Board of Trustees.

Securities represent a total aggregate market value of $55,993,489 or 44.10% of net assets.

(b)	Securities (or a portion of securities) on loan. As of September 30, 2008, the market value of securities loaned was $15,929,252. The loans were secured with cash collateral of $16,008,256.

(c)	Non-income producing.

(d)	At September 30, 2008, the cost of investments for Federal income tax purposes is $155,475,833.

Unrealized appreciation (depreciation) is as follows:

Gross Unrealized Appreciation	$5,277,594
Gross Unrealized Depreciation	(34,460,061)

Net Unrealized Appreciation (Depreciation)	$(29,182,467)

ADR	American Depositary Receipt

FDR	Fiduciary Depositary Receipt

PPS	Price Protected Shares

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt

SP ADR	Sponsored American Depositary Receipt
Summary of inputs used to value the Fund’s net assets as of September 30, 2008 is as follows (See Note to Schedule of Investments):

Investments
Valuation Inputs	in Securities

Level 1 — Quoted Prices	$69,924,955
Level 2 — Other Significant Observable Inputs	56,368,411
Level 3 — Significant Unobservable Inputs	—

Total	$126,293,366

		% OF TOTAL
COUNTRY	VALUE	NET ASSETS

JAPAN	$27,941,510	22.0%
UNITED KINGDOM	23,602,203	18.6%
FRANCE	12,509,547	9.9%
GERMANY	12,285,364	9.7%
SWITZERLAND	9,814,200	7.7%
AUSTRALIA	7,928,781	6.2%
NETHERLANDS	5,544,485	4.4%
SPAIN	5,194,358	4.1%
ITALY	4,566,224	3.7%
SWEDEN	2,610,474	2.1%
HONG KONG	2,597,075	2.0%
FINLAND	1,797,595	1.4%
UNITED STATES	1,794,168	1.4%
SINGAPORE	1,453,370	1.1%
DENMARK	1,206,126	0.9%
BELGIUM	1,131,780	0.9%
NORWAY	948,706	0.7%
GREECE	838,749	0.7%
LUXEMBOURG	667,209	0.5%
IRELAND	637,287	0.5%
AUSTRIA	614,098	0.5%
PORTUGAL	377,375	0.3%
NEW ZEALAND	124,248	0.1%
BERMUDA	108,434	0.1%
OTHER ASSETS LESS LIABILITIES	683,449	0.5%

	$126,976,815	100.0%

		% OF TOTAL
INDUSTRY	VALUE	NET ASSETS

BANKS	$18,424,935	14.5%
OIL & GAS	9,202,791	7.2%
PHARMACEUTICALS	8,170,507	6.4%
TELECOMMUNICATIONS	7,760,527	6.1%
INSURANCE	6,209,829	4.9%
FOOD	6,079,141	4.8%
MINING	4,740,658	3.7%
AUTO MANUFACTURERS	4,464,868	3.5%
ELECTRIC	4,434,976	3.5%
CHEMICALS	3,667,341	2.9%
DIVERSIFED FINANCIAL SERVICES	3,431,403	2.7%
MEMBERSHIP ORGANIZATIONS	3,019,646	2.4%
REAL ESTATE	2,659,444	2.1%
HOLDING COMPANIES	2,633,437	2.1%
TRANSPORTATION	2,546,834	2.0%
ELECTRONICS	2,422,419	1.9%
MANUFACTURERS	2,220,586	1.7%
RETAIL	2,211,667	1.7%
ENGINEERING & CONSTRUCTION	2,148,615	1.7%
BEVERAGES	1,869,279	1.5%
ELECTRICAL COMPONENTS & EQUIPMENT	1,743,630	1.4%
MEDIA	1,681,506	1.3%
GAS	1,506,151	1.2%
BUILDING MATERIALS	1,431,311	1.1%
COMMERCIAL SERVICES	1,372,442	1.1%
MACHINE-DIVERSIFIED	1,305,276	1.0%
DISTRIBUTION / WHOLESALE	1,304,034	1.0%
COMPUTER SOFTWARE	1,296,994	1.0%
ELECTRIC UTILITIES	1,285,892	1.0%
AGRICULTURE	1,241,468	1.0%
IRON / STEEL	1,133,933	0.9%
AUTO PARTS & EQUIPMENT	1,117,672	0.9%
HEALTH CARE	1,014,000	0.8%
HOME FURNISHINGS	882,628	0.7%
AEROSPACE/DEFENSE	816,822	0.6%
OFFICE / BUSINESS EQUIPMENT	719,576	0.6%
COSMETICS / PERSONAL CARE	680,367	0.5%
ENTERTAINMENT	665,165	0.5%
REAL ESTATE INVESTMENT TRUST (REIT)	579,887	0.5%
COMPUTERS INDUSTRY	573,022	0.5%
HOUSEHOLD PRODUCTS / WARE	553,031	0.4%
SEMICONDUCTORS	520,052	0.4%
APPAREL	482,437	0.4%
LEISURE TIME	463,165	0.4%
See Accompanying Note to Schedule of Investments
32     E*TRADE International Index Fund

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)

		% OF TOTAL
INDUSTRY	VALUE	NET ASSETS

HAND / MACHINE TOOLS	$413,465	0.3%
WATER	407,120	0.3%
FOREST PRODUCTS & PAPER	388,011	0.3%
METAL FABRICATE / HARDWARE	368,373	0.3%
AIRLINE	352,454	0.3%
OIL & GAS SERVICES	211,382	0.2%
ADVERTISING	206,144	0.2%
HOME BUILDERS	205,444	0.2%
TEXTILES	197,801	0.2%
INTERNET	196,323	0.2%
ENERGY EQUIPMENT & SERVICES	155,714	0.1%
INVESTMENT COMPANY	138,177	0.1%
PACKAGING & CONTAINERS	137,679	0.1%
BIOTECHNOLOGY	118,490	0.1%
CONGLOMERATES	107,425	0.1%
OTHER ASSETS LESS LIABILITIES	683,449	0.5%

	$126,976,815	100.0%

See Accompanying Note to Schedule of Investments
E*TRADE International Index Fund     33

E*TRADE Technology Index Fund
SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

	SHARES	VALUE

COMMON STOCKS — 98.3%
COMMERCIAL SERVICES — 4.8%
Alliance Data Systems Corp. (a) (b)	1,141	$72,317
Amazon.com, Inc. (a)	5,346	388,975
Convergys Corp. (a)	2,066	30,535
eBay, Inc. (a)	18,530	414,701
Euronet Worldwide, Inc. (a)	853	14,271
Gartner, Inc., Class A (a)	1,051	23,837
Hewitt Associates, Inc., Class A (a)	1,652	60,199
Iron Mountain, Inc. (a)	3,042	74,255
Lender Processing Services, Inc.	1,415	43,186
NutriSystem, Inc. (b)	501	8,878
Plexus Corp. (a)	665	13,766
Priceline.com, Inc. (a)	659	45,095
SAIC, Inc. (a)	3,264	66,031
Ticketmaster (a)	631	6,771
Western Union Co. (The)	12,367	305,094
Wright Express Corp. (a)	658	19,450

		1,587,361
COMPUTER FACILITIES MANAGEMENT — 0.4%
Cognizant Technology Solutions Corp., Class A (a)	4,946	112,917
COMPUTER INTEGRATED SYSTEMS DESIGN — 1.0%
Brocade Communications Systems, Inc. (a)	6,307	36,707
Computer Sciences Corp. (a)	2,552	102,412
Diebold, Inc.	1,115	36,918
Jack Henry & Associates, Inc.	1,284	26,104
MICROS Systems, Inc. (a)	1,368	36,471
NCR Corp. (a)	2,774	61,167
TIBCO Software, Inc. (a)	3,106	22,736

		322,515
COMPUTER PERIPHERAL EQUIPMENT — 9.7%
3Com Corp. (a)	6,906	16,091
Anixter International, Inc. (a) (b)	506	30,112
Cisco Systems, Inc. (a)	100,197	2,260,444
Electronics For Imaging, Inc. (a)	925	12,885
Emulex Corp. (a)	1,499	15,994
Juniper Networks, Inc. (a)	9,219	194,244
Lexmark International, Inc. (a)	1,492	48,594
Palm, Inc. (b)	1,842	10,997
QLogic Corp. (a)	2,225	34,176
Research In Motion, Ltd. (a)	8,061	550,566
Synaptics, Inc. (a) (b)	591	17,860

		3,191,963
COMPUTER PROGRAMMING SERVICES — 0.1%
Informatica Corp. (a)	1,540	20,005
COMPUTER RELATED SERVICES — 1.0%
CACI International, Inc., Class A (a)	526	26,353
FactSet Research Systems, Inc.	716	37,411
IAC/InterActive Corp. (a)	1,577	27,282
Paychex, Inc.	5,442	179,749
Red Hat, Inc. (a)	3,245	48,902

		319,697
COMPUTER STORAGE DEVICES — 1.5%
EMC Corp. (a) (b)	35,120	420,035
Imation Corp. (b)	544	12,305
SanDisk Corp. (a)	3,816	74,603

		506,943
COMPUTERS — 6.0%
Apple, Inc. (a)	15,026	1,707,855
NetApp, Inc. (a)	5,553	101,231
Perot Systems Corp., Class A (a)	1,463	25,383
Riverbed Technology, Inc. (a)	445	5,571
Syntel, Inc. (b)	223	5,464
Teradata Corp. (a)	3,027	59,027
Western Digital Corp. (a)	3,738	79,694

		1,984,225

COMPUTERS, PERIPHERAL & SOFTWARE — 1.6%
Autodesk, Inc. (a)	3,815	127,993
McAfee, Inc. (a)	2,566	87,141
National Instruments Corp.	960	28,848
NVIDIA Corp. (a)	9,366	100,310
Open Text Corp. (a) (b)	890	30,776
Salesforce.com, Inc. (a)	1,416	68,534
Sybase, Inc. (a)	1,380	42,256
Zebra Technologies Corp., Class A (a)	1,132	31,526

		517,384
DATA PROCESSING & PREPARATION — 2.7%
Acxiom Corp.	1,186	14,872
Affiliated Computer Services, Inc., Class A (a)	1,649	83,489
Automatic Data Processing, Inc.	8,631	368,975
Broadridge Financial Solutions, Inc.	2,414	37,151
DST Systems, Inc. (a) (b)	743	41,601
Fidelity National Information Services, Inc.	2,831	52,260
Fiserv, Inc. (a) (b)	2,768	130,982
Total System Services, Inc.	3,346	54,874
VeriSign, Inc. (a)	3,287	85,725

		869,929
DISTRIBUTION / WHOLESALE — 0.2%
Brightpoint, Inc. (a)	921	6,631
Ingram Micro, Inc., Class A (a) (b)	2,391	38,423
Tech Data Corp. (a)	856	25,552

		70,606
ELECTRONIC COMPONENTS — 0.5%
AVX Corp.	840	8,560
Celestica, Inc. (a)	3,487	22,456
MEMC Electronic Materials, Inc. (a)	3,845	108,660
Sanmina-SCI Corp. (a)	9,278	12,989
Vishay Intertechnology, Inc. (a)	3,261	21,588

		174,253
ELECTRONIC COMPUTERS — 16.0%
Advent Software, Inc. (a)	313	11,027
Dell, Inc. (a)	33,217	547,416
Hewlett-Packard Co.	41,541	1,920,856
International Business Machines Corp.	22,980	2,687,741
Sun Microsystems, Inc. (a)	12,771	97,060
Unisys Corp. (a)	6,279	17,267

		5,281,367
ELECTRONIC PARTS & EQUIPMENT — 1.4%
Arrow Electronics, Inc. (a)	2,029	53,200
Avnet, Inc. (a)	2,551	62,831
Benchmark Electronics, Inc. (a)	1,174	16,530
Molex, Inc.	2,359	52,960
SunPower Corp., Class B (a)	705	48,678
Tyco Electronics, Ltd.	8,011	221,584

		455,783
ELECTRONICS — 2.0%
Agilent Technologies, Inc. (a)	6,080	180,333
Amphenol Corp., Class A	2,998	120,340
Cogent, Inc. (a)	713	7,287
Cymer, Inc. (a)	502	12,716
Dolby Laboratories, Inc., Class A (a) (b)	684	24,070
FLIR Systems, Inc. (a)	2,361	90,710
Itron, Inc. (a) (b)	581	51,436
L-1 Identity Solutions, Inc. (a)	1,094	16,716
Mentor Graphics Corp. (a)	1,570	17,820
Mettler-Toledo International, Inc. (a)	579	56,742
Rofin-Sinar Technologies, Inc. (a)	489	14,968
Skyworks Solutions, Inc. (a) (b)	2,804	23,441
Trimble Navigation, Ltd. (a)	2,050	53,013

		669,592
INTERNET SOFTWARE & SERVICES — 6.6%
CyberSource Corp. (a)	1,201	19,348
DealerTrack Holdings, Inc. (a)	483	8,134
See Accompanying Note to Schedule of Investments
34       E*TRADE Technology Index Fund

E*TRADE Technology Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)

	SHARES	VALUE

INTERNET SOFTWARE & SERVICES (continued)
EarthLink, Inc. (a)	1,914	$16,269
Equinix, Inc. (a) (b)	640	44,454
Expedia, Inc. (a)	3,549	53,625
Google, Inc., Class A (a)	3,946	1,580,452
j2 Global Communications, Inc. (a)	773	18,050
NetFlix, Inc. (a) (b)	753	23,253
Valueclick, Inc. (a)	1,468	15,018
Yahoo!, Inc. (a)	23,505	406,637

		2,185,240
NETWORK EQUIPMENT — 0.3%
Foundry Networks, Inc. (a)	2,540	46,253
Nortel Networks Corp. (a)	8,638	19,349
Sonus Networks, Inc. (a) (b)	4,731	13,625
Sycamore Networks, Inc. (a)	3,405	10,998

		90,225
OFFICE ELECTRONICS — 0.5%
Xerox Corp.	14,794	170,575
PREPACKAGED SOFTWARE — 18.4%
Adobe Systems, Inc. (a)	8,979	354,401
BMC Software, Inc. (a)	3,225	92,332
Cadence Design System, Inc. (a)	4,490	30,352
Citrix Systems, Inc. (a)	3,093	78,129
Compuware Corp. (a)	4,323	41,890
Electronic Arts, Inc. (a)	5,407	200,005
Intuit, Inc. (a)	5,420	171,326
Lawson Software, Inc. (a)	1,905	13,335
Macrovision Solutions Corp. (a)	1,448	22,270
Microsoft Corp.	122,172	3,260,771
MicroStrategy, Inc., Class A (a)	163	9,703
Novell, Inc. (a)	5,856	30,100
Nuance Communications, Inc. (a)	3,049	37,167
Oracle Corp. (a)	67,339	1,367,655
Quest Software, Inc. (a)	1,212	15,380
RealNetworks, Inc. (a)	1,644	8,352
Symantec Corp. (a)	14,232	278,663
Synopsys, Inc. (a)	2,444	48,758
Wind River Systems, Inc. (a)	1,179	11,790

		6,072,379
PRINTED CIRCUIT BOARDS — 0.1%
Jabil Circuit, Inc.	3,562	33,981
PROCESS CONTROL INSTRUMENTS — 0.1%
Teradyne, Inc. (a)	2,864	22,368
RADIO & TV COMMUNICATIONS EQUIPMENT — 4.5%
Motorola, Inc.	38,425	274,355
QUALCOMM, Inc.	27,834	1,196,027

		1,470,382
SEMICONDUCTORS — 0.6%
Formfactor, Inc. (a)	814	14,180
Intersil Corp., Class A	2,098	34,785
Microsemi Corp. (a)	1,350	34,398
ON Semiconductor Corp. (a) (b)	5,713	38,620
PMC-Sierra, Inc. (a)	3,822	28,359
Semtech Corp. (a)	1,076	15,021
Silicon Laboratories, Inc. (a)	810	24,867
Zoran Corp. (a)	946	7,719

		197,949
SEMICONDUCTORS EQUIPMENT — 10.9%
Advanced Micro Devices, Inc. (a) (b)	10,299	54,070
Altera Corp.	5,102	105,509
Amkor Technology, Inc. (a)	2,062	13,135
Analog Devices, Inc.	4,898	129,062
Applied Micro Circuits Corp. (a)	1,194	7,140
Atmel Corp. (a)	7,568	25,656
Broadcom Corp., Class A (a)	7,486	139,464
Cree, Inc. (a) (b)	1,494	34,033
Cypress Semiconductor Corp. (a)	2,571	13,421
Entegris, Inc. (a)	2,000	9,680
Fairchild Semiconductor International, Inc. (a)	2,169	19,282
Hittite Microwave Corp. (a)	295	9,912
Integrated Device Technology, Inc. (a)	2,881	22,414
Intel Corp.	95,360	1,786,093
International Rectifier Corp. (a)	1,262	24,003
JDS Uniphase Corp. (a)	3,636	30,761
KLA-Tencor Corp.	2,938	92,988
Linear Technology Corp.	3,746	114,852
LSI Logic Corp. (a)	10,917	58,515
Micrel, Inc.	904	8,199
Microchip Technology, Inc. (b)	3,123	91,910
Micron Technology, Inc. (a) (b)	12,908	52,277
MKS Instruments, Inc. (a)	763	15,191
National Semiconductor Corp.	3,462	59,581
OmniVision Technologies, Inc. (a)	888	10,132
Rambus, Inc. (a)	1,563	20,085
RF Micro Devices, Inc. (a)	4,580	13,374
Tessera Technologies, Inc. (a)	828	13,530
Texas Instruments, Inc.	22,235	478,053
Varian Semiconductor Equipment Associates, Inc. (a)	1,231	30,923
Xilinx, Inc.	4,715	110,567

		3,593,812
SOFTWARE — 3.6%
Activision Blizzard, Inc. (a)	22,119	341,296
Akamai Technologies, Inc. (a)	2,840	49,530
Ansys, Inc. (a)	1,508	57,108
Avid Technology, Inc. (a)	564	13,570
Avocent Corp. (a)	759	15,529
CA, Inc.	6,680	133,333
Concur Technologies, Inc. (a) (b)	837	32,024
Digital River, Inc. (a)	646	20,930
F5 Networks, Inc. (a)	1,365	31,914
Fair Isaac Corp.	821	18,932
Global Payments, Inc.	1,353	60,696
ManTech International Corp., Class A (a)	352	20,870
MasterCard, Inc., Class A (b)	1,075	190,630
Metavante Technologies, Inc. (a)	1,542	29,699
Omniture, Inc. (a) (b)	727	13,348
Parametric Technology Corp. (a)	1,956	35,990
Progress Software Corp. (a)	723	18,791
Solera Holdings, Inc. (a)	466	13,384
SRA International, Inc., Class A (a)	711	16,090
Take-Two Interactive Software, Inc. (a)	1,322	21,681
THQ, Inc. (a)	1,168	14,063
VeriFone Holdings, Inc. (a)	1,036	17,135
Websense, Inc. (a)	785	17,545

		1,184,088
SPECIAL INDUSTRY MACHINERY — 1.4%
Applied Materials, Inc.	22,757	344,313
Intermec, Inc. (a)	842	16,537
Lam Research Corp. (a) (b)	2,127	66,979
Novellus Systems, Inc. (a)	1,681	33,015

		460,844
TELECOMMUNICATIONS — 0.3%
Atheros Communications, Inc. (a)	1,033	24,358
EchoStar Corp (a)	734	17,689
NeuStar, Inc., Class A (a)	1,350	26,852
Polycom, Inc. (a)	1,443	33,377
SAVVIS, Inc. (a)	495	6,653

		108,929
TELECOMMUNICATIONS EQUIPMENT — 1.9%
ADTRAN, Inc.	946	18,438
Arris Group, Inc. (a)	2,134	16,496
CommScope, Inc. (a)	1,191	41,256
Corning, Inc.	26,764	418,589
See Accompanying Note to Schedule of Investments
E*TRADE Technology Index Fund      35

E*TRADE Technology Index Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)

	SHARES	VALUE

TELECOMMUNICATIONS EQUIPMENT (continued)
Harris Corp.	2,274	$105,059
InterDigital, Inc. (a)	789	18,975
Tekelec (a)	1,135	15,879

		634,692
TELEPHONE & TELEGRAPH APPARATUS — 0.2%
ADC Telecommunications, Inc. (a)	2,049	17,314
Ciena Corp. (a)	1,546	15,584
Tellabs, Inc. (a)	6,920	28,091

		60,989

TOTAL COMMON STOCKS (Cost $33,178,771)		32,370,993

	SHARES/
	PRINCIPAL
	AMOUNT

SHORT-TERM INVESTMENTS — 1.6%
BlackRock Liquidity Funds TempCash Portfolio ,	303,476	303,476
U.S. Treasury Bill 1.85% (c), 01/22/2009 (d)	$220,000	219,309

TOTAL SHORT-TERM INVESTMENTS (Cost $522,197)		522,785

TOTAL INVESTMENTS — 99.9% (Cost $33,700,968)(e)		32,893,778
OTHER ASSETS LESS LIABILITIES — 0.1%		44,094

TOTAL NET ASSETS — 100.0%		$32,937,872

(a)	Non-income producing.

(b)	Securities (or a portion of securities) on loan. As of September 30, 2008, the market value of securities loaned was $1,545,874. The loans were secured with cash collarteral of $1,599,018.

(c)	Yield to Maturity.

(d)	Security with an aggregate market value of $219,309 was segregated to cover margin requirements for the following open futures contracts as of September 30, 2008:

Net
			Notional	Unrealized
Number of	Futures	Expiration	Contract	Appreciation
Contracts	Index	Date	Value	(Depreciation)

4	NASDAQ 100 Futures	12/18/2008	$641,800	$(47,020)

(e)	At September 30, 2008, the cost of investments for Federal income tax purposes is $33,700,968. Unrealized appreciation (depreciation) is as follows:

Gross Unrealized Appreciation	$5,599,932
Gross Unrealized Depreciation	(6,407,122)

Net Unrealized
Appreciation (Depreciation)	$(807,190)

Summary of inputs used to value the Fund’s net assets as of September 30, 2008 is as follows (See Note to Schedule of Investments):

		Other Financial
		Instruments
		(Unrealized
	Investments	Appreciation
Valuation Inputs	in Securities	(Depreciation))*

Level 1 — Quoted Prices	$32,674,469	$(47,020)
Level 2 — Other Significant Observable Inputs	219,309	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$32,893,778	$(47,020)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps which are valued at the unrealized appreciation (depreciation) on the investment.

		% OF TOTAL
INDUSTRY	VALUE	NET ASSETS

PREPACKAGED SOFTWARE	$6,072,379	18.4%
ELECTRONIC COMPUTERS	5,281,367	16.0%
SEMICONDUCTORS EQUIPMENT	3,593,812	10.9%
COMPUTER PERIPHERAL EQUIPMENT	3,191,963	9.7%
INTERNET SOFTWARE & SERVICES	2,185,240	6.6%
COMPUTERS	1,984,225	6.0%
COMMERCIAL SERVICES	1,587,361	4.8%
RADIO & TV COMMUNICATIONS EQUIPMENT	1,470,382	4.5%
SOFTWARE	1,184,088	3.6%
DATA PROCESSING & PREPARATION	869,929	2.7%
ELECTRONICS	669,592	2.0%
TELECOMMUNICATIONS EQUIPMENT	634,692	1.9%
COMPUTERS, PERIPHERAL & SOFTWARE	517,384	1.6%
COMPUTER STORAGE DEVICES	506,943	1.5%
SPECIAL INDUSTRY MACHINERY	460,844	1.4%
ELECTRONIC PARTS & EQUIPMENT	455,783	1.4%
COMPUTER INTEGRATED SYSTEMS DESIGN	322,515	1.0%
COMPUTER RELATED SERVICES	319,697	1.0%
SEMICONDUCTORS	197,949	0.6%
ELECTRONIC COMPONENTS	174,253	0.5%
OFFICE ELECTRONICS	170,575	0.5%
COMPUTER FACILITIES MANAGEMENT	112,917	0.4%
TELECOMMUNICATIONS	108,929	0.3%
NETWORK EQUIPMENT	90,225	0.3%
DISTRIBUTION / WHOLESALE	70,606	0.2%
TELEPHONE & TELEGRAPH APPARATUS	60,989	0.2%
PRINTED CIRCUIT BOARDS	33,981	0.1%
PROCESS CONTROL INSTRUMENTS	22,368	0.1%
COMPUTER PROGRAMMING SERVICES	20,005	0.1%
SHORT-TERM INVESTMENTS AND OTHER ASSETS LESS LIABILITIES	566,879	1.7%

	$32,937,872	100.0%

See Accompanying Note to Schedule of Investments
36       E*TRADE Technology Index Fund

E*TRADE Delphi Value Fund
SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

	SHARES	VALUE

COMMON STOCKS — 90.4%
ADVERTISING — 2.6%
Publicis Groupe, ADR	39,500	$1,225,637
WPP Group PLC SP ADR (a)	23,847	970,573

		2,196,210
AEROSPACE / TECHNOLOGY — 15.3%
Applied Materials, Inc.	70,300	1,063,639
Arrow Electronics, Inc. (b)	51,000	1,337,220
Avnet, Inc. (b)	55,500	1,366,965
Canon, Inc., ADR (a)	24,529	925,970
Check Point Software Technologies, Ltd. (b)	51,000	1,159,740
KLA-Tencor Corp.	33,500	1,060,275
NVIDIA Corp. (b)	74,000	792,540
Oracle Corp. (b)	48,800	991,128
Seagate Technology (a)	77,000	933,240
Texas Instruments, Inc. (a)	38,400	825,600
Western Digital Corp. (a) (b)	49,200	1,048,944
Xilinx, Inc.	56,000	1,313,200

		12,818,461
BANKING — 2.6%
Wells Fargo & Co. (a)	57,500	2,157,975
BASIC MATERIALS — 4.8%
Commercial Metals Co.	41,000	692,490
Companhia Vale do Rio Doce, ADR (a)	50,350	964,203
Dow Chemical Co.	33,300	1,058,274
Gerdau Ameristeel Corp. (a)	92,000	905,280
Norsk Hydro ASA ADR	65,300	427,983

		4,048,230
CONGLOMERATES — 8.9%
Berkshire Hathaway, Inc., Class B (b)	851	3,740,145
Dover Corp.	32,500	1,317,875
Loews Corp. (a)	36,500	1,441,385
United Technologies Corp.	15,500	930,930

		7,430,335
CONSTRUCTION & REAL ESTATE — 0.9%
United Rentals, Inc. (b)	46,900	714,756
CONSUMER RELATED — 7.1%
Ashford Hospitality Trust, Inc.	128,000	518,400
DiamondRock Hospitality Co.	77,700	707,070
Nokia Oyj, ADR	57,000	1,063,050
Sunstone Hotel Investors, Inc.	52,000	702,000
Toyota Motor Corp. ADR (a)	15,500	1,329,900
Walt Disney Co. (The) (a)	54,000	1,657,260

		5,977,680
ENERGY — 13.4%
Apache Corp.	12,170	1,269,088
Devon Energy Corp.	14,500	1,322,400
Diamond Offshore Drilling, Inc.	12,000	1,236,720
ENSCO International, Inc.	22,900	1,319,727
Hercules Offshore, Inc. (b)	43,500	659,460
Nabors Industries, Ltd. (b)	36,000	897,120
Nexen, Inc.	39,758	923,578
StatoilHydro ASA, SP ADR	39,936	950,477
Whiting Petroleum Corp. (b)	18,000	1,282,680
XTO Energy, Inc.	28,085	1,306,514

		11,167,764
FINANCIAL SERVICES — 5.1%
American Express Co. (a)	31,000	1,098,330
Ares Capital Corp.	83,100	866,733
Goldman Sachs Group, Inc. (The)	9,904	1,267,712
NorthStar Realty Finance Corp. (a)	134,000	1,038,500

		4,271,275

FOOD & BEVERAGE — 4.1%
Darden Restaurants, Inc.	36,500	1,044,995
Jack in the Box, Inc. (b)	42,500	896,750
Pepsi Bottling Group, Inc.	51,000	1,487,670

		3,429,415
HEALTH CARE SERVICES — 1.1%
Aetna, Inc.	25,300	913,583

INSURANCE — 1.4%
Endurance Specialty Holdings, Ltd.	37,000	1,144,040
MANUFACTURING — 5.5%
Altra Holdings, Inc. (b)	91,000	1,343,160
Ingersoll-Rand Co., Ltd., Class A	40,700	1,268,619
Johnson Controls, Inc. (a)	43,200	1,310,256
Terex Corp. (b)	21,000	640,920

		4,562,955
PHARMACEUTICALS — 2.3%
AstraZeneca PLC, SP ADR (a)	29,600	1,298,848
ViroPharma, Inc. (b)	50,183	658,401

		1,957,249
PUBLISHING & BROADCASTING — 5.2%
British Sky Broadcasting Group PLC, ADR	26,500	787,050
Comcast Corp., Class A (a)	72,000	1,419,840
News Corp., Class B	81,400	989,010
Washington Post Co. (The), Class B	2,087	1,161,958

		4,357,858
RETAIL — 5.6%
Abercrombie & Fitch Co., Class A	24,000	946,800
American Eagle Outfitters, Inc.	58,500	892,125
Best Buy Co., Inc.	28,000	1,050,000
Phillips-Van Heusen Corp.	27,000	1,023,570
Ross Stores, Inc.	19,991	735,869

		4,648,364
TRANSPORTATION — 4.5%
DryShips, Inc. (a)	19,700	699,153
FedEx Corp.	14,000	1,106,560
Norfolk Southern Corp.	22,500	1,489,725
Teekay Shipping Corp.	19,030	502,011

		3,797,449

TOTAL COMMON STOCKS (Cost $77,271,292)		75,593,599

TRACKING STOCK — 1.7%
PUBLISHING & BROADCASTING — 1.7%
Liberty Media Corp — Entertainment, Class A (b)	57,400	1,433,278

TOTAL TRACKING STOCK (Cost $859,011)		1,433,278

MUTUAL FUNDS — 7.9%
BlackRock Liquidity Funds TempCash Portfolio	6,604,192	6,604,192

TOTAL MUTUAL FUNDS (Cost $6,604,192)		6,604,192

TOTAL INVESTMENTS — 100.0% (Cost $84,734,495)		83,631,069
OTHER ASSETS LESS LIABILITIES — 0.0%		31,172

TOTAL NET ASSETS — 100.0%		$83,662,241

See Accompanying Note to Schedule of Investments
E*TRADE Delphi Value Fund      37

E*TRADE Delphi Value Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2008 (Unaudited)

(a)	Securities (or a portion of securities) on loan. As of September 30, 2008, the market value of securities loaned was $16,400,459. The loans were secured with cash collateral of $16,316,871.

(b)	Non-income producing.

(c)	At September 30, 2008, the cost of investments for Federal income tax purposes is $84,734,495.

Unrealized appreciation (depreciation) is as follows:

Gross Unrealized Appreciation	$12,295,182
Gross Unrealized Depreciation	(13,398,608)

Net Unrealized
Appreciation (Depreciation)	$(1,103,426)

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt
Summary of inputs used to value the Fund’s net assets as of September 30, 2008 is as follows (See Note to Schedule of Investments):

Investments
Valuation Inputs	in Securities

Level 1 — Quoted Prices	$83,631,069
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$83,631,069

		% OF TOTAL
INDUSTRY	VALUE	NET ASSETS

AEROSPACE / TECHNOLOGY	$12,818,461	15.3%
ENERGY	11,167,764	13.4%
CONGLOMERATES	7,430,335	8.9%
CASH EQUIVALENTS-TAXABLE	6,604,192	7.9%
CONSUMER RELATED	5,977,680	7.1%
PUBLISHING & BROADCASTING	5,791,136	6.9%
RETAIL	4,648,364	5.6%
MANUFACTURING	4,562,955	5.5%
FINANCIAL SERVICES	4,271,275	5.1%
BASIC MATERIALS	4,048,230	4.8%
TRANSPORTATION	3,797,449	4.5%
FOOD & BEVERAGE	3,429,415	4.1%
ADVERTISING	2,196,210	2.6%
BANKING	2,157,975	2.6%
PHARMACEUTICALS	1,957,249	2.3%
INSURANCE	1,144,040	1.4%
HEALTH CARE SERVICES	913,583	1.1%
CONSTRUCTION & REAL ESTATE	714,756	0.9%
OTHER ASSETS LESS LIABILITIES	31,172	—%

	$83,662,241	100.0%

See Accompanying Note to Schedule of Investments
38       E*TRADE Delphi Value Fund

E*TRADE Kobren Growth Fund
SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

	SHARES	VALUE

MUTUAL FUNDS — 105.2%
LARGE CAP GROWTH — 24.7%
Columbia Select Large Cap Growth Fund — Class Z (a)	576,289	$5,497,799
T. Rowe Price Blue Chip Growth Fund	284,120	8,733,847

		14,231,646
LARGE CAP BLEND — 19.8%
Longleaf Partners Fund	139,448	3,500,148
Rydex Russell Top 50 ETF	89,400	7,874,352

		11,374,500
LARGE CAP VALUE — 17.3%
Dodge & Cox Stock Fund	65,453	6,377,686
iShares Morningstar Large Value Index Fund, ETF	58,000	3,553,660

		9,931,346
SMALL CAP VALUE — 7.5%
Longleaf Partners Small Cap Fund	204,843	4,328,323
SECTOR — 3.0%
Fidelity Select Health Care Portfolio	17,633	1,749,234
INTERNATIONAL EQUITY — DEVELOPED — 8.0%
Julius Baer International Equity — Class I	81,184	2,494,786
Third Avenue International Value Fund	144,606	2,132,936

		4,627,722
INTERNATIONAL EQUITY — EMERGING — 2.6%
SSgA Emerging Markets Fund	79,478	1,487,835
ALTERNATIVE — 10.7%
Hussman Strategic Growth Fund	159,337	2,592,415
PIMCO All Asset Fund — Class I	316,241	3,589,335

		6,181,750
BOND — 5.2%
Loomis Sayles Bond Fund	253,471	3,013,771
MONEY MARKET — 6.4%
BlackRock Liquidity Funds TempCash Portfolio	3,674,710	3,674,710

TOTAL MUTUAL FUNDS (Cost $61,670,080)		60,600,837

TOTAL INVESTMENTS — 105.2% (Cost $61,670,080)(b)		60,600,837

LIABILITIES IN EXCESS OF CASH & OTHER ASSETS — (5.2%)		(2,999,180)

NET ASSETS — 100.0%		$57,601,657

(a)	Non-income producing security.

(b)	At September 30, 2008, the cost of investments for federal income tax purposes is $61,670,080.

Unrealized appreciation (depreciation) is as follows:

Gross Unrealized Appreciation	$4,007,377
Gross Unrealized Depreciation	(5,076,620)

Net Unrealized
Appreciation (Depreciation)	$(1,069,243)

ETF	Exchange Traded Fund
Summary of inputs used to value the Fund’s net assets as of September 30, 2008 is as follows (See Note to Schedule of Investments):

Investments
Valuation Inputs	in Securities

Level 1 — Quoted Prices	$60,600,837
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$60,600,837

		% OF TOTAL
FUND	VALUE	NET ASSETS

LARGE CAP GROWTH	$14,231,646	24.7%
LARGE CAP BLEND	11,374,500	19.8%
LARGE CAP VALUE	9,931,346	17.3%
ALTERNATIVE	6,181,750	10.7%
INTERNATIONAL EQUITY — DEVELOPED	4,627,722	8.0%
SMALL CAP VALUE	4,328,323	7.5%
MONEY MARKET	3,674,710	6.4%
BOND	3,013,771	5.2%
SECTOR	1,749,234	3.0%
INTERNATIONAL EQUITY — EMERGING	1,487,835	2.6%
LIABILITIES IN EXCESS OF CASH & OTHER ASSETS	(2,999,180)	(5.2)%

	$57,601,657	100.0%

See Accompanying Note to Schedule of Investments
E*TRADE Kobren Growth Fund       39

SECURITY VALUATION
The underlying funds of the E*TRADE Kobren Growth Fund are valued according to their stated net asset value or, if their net asset value is not reported, at their fair value. All other investments of the Funds are valued at the last reported sale price on the securities or commodities exchange on which such securities are primarily traded. If there is no sale that day, then the value will be based on the most recent bid prices. If market quotations or official closing prices are not readily available or are determined not to accurately reflect the current value of the securities, then such securities are valued at fair value as determined in good faith under procedures established by the Board of Trustees of the Trust (“Board”). To the extent that a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the securities held by a Fund and accordingly, its net asset value may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. In this regard, the Board has approved the use of certain independent pricing services in determining the fair value of foreign securities that are principally traded in foreign markets when events reasonably determined to be significant occur subsequent to the close of such foreign markets and prior to the time the Fund’s NAV is determined. The fair value of such foreign securities are determined by the Funds (with the assistance of independent pricing services) using correlations between the movement of prices of the foreign securities and indices of domestic securities and other appropriate indicators. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment and the fair value assigned to a security may not represent the actual value that a Fund could obtain if it were to sell a security at the time of the close of the New York Stock Exchange. Investments in short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates fair market value, based on valuation procedures approved by the Board.
In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurement, which is effective for financial statements issued for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations of an entity’s financial performance. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:
•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds’ net assets as of September 30, 2008 is included with each Funds’ Schedule of Investments.
For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

40

Item 2. Controls and Procedures.
(a)	The Registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report, that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) E*TRADE Funds

By (Signature and Title)	/s/ Elizabeth Gottfried

Elizabeth Gottfried, President
(Principal Executive Officer)

Date November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Elizabeth Gottfried

Elizabeth Gottfried, President
(Principal Executive Officer)

Date November 25, 2008

By (Signature and Title)	/s/ Matthew Audette

Matthew Audette, Treasurer
(Principal Financial Officer)

Date November 26, 2008